UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:	DANIEL J. MAVICO
USAA MUTUAL FUNDS TRUST
9800 FREDERICKSBURG ROAD
SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: DECEMBER 31

Date of Reporting Period: MARCH 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2017

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA EXTENDED MARKET INDEX FUND

MARCH 31, 2017

(Form N-Q)

48481-0517	©2017, USAA. All rights reserved.

Schedule of Investments March 31, 2017 (Unaudited)

Common Stocks	Shares	Value
_______________________________________________________________
Aerospace & Defense — 1.6%
AAR Corp.	4,851	$163,139
Aerojet Rocketdyne Holdings, Inc.
(a)	10,910	236,747
Aerovironment, Inc. (a)	3,384	94,854
American Outdoor Brands Corp. (a)	8,805	174,427
Astronics Corp. (a)	3,613	114,640
B/E Aerospace, Inc.	15,620	1,001,398
BWX Technologies, Inc.	15,533	739,371
CPI Aerostructures, Inc. (a)	2,281	15,397
Cubic Corp.	3,758	198,422
Curtiss-Wright Corp.	6,672	608,887
Ducommun, Inc. (a)	1,874	53,952
Engility Holdings, Inc. (a)	2,637	76,315
Esterline Technologies Corp. (a)	4,934	424,571
HEICO Corp.	3,308	288,458
HEICO Corp., Class A	5,544	415,800
Hexcel Corp.	14,507	791,357
Huntington Ingalls Industries, Inc.	7,137	1,429,113
Innovative Solutions & Support,
Inc. (a)	4,600	13,892
KLX, Inc. (a)	8,765	391,795
Kratos Defense & Security
Solutions, Inc. (a)	7,970	62,007
LMI Aerospace, Inc. (a)	2,720	37,482
Mantech International Corp., Class
A	3,813	132,044
Moog, Inc., Class A (a)	4,945	333,046
Orbital ATK, Inc.	9,131	894,838
RBC Bearings, Inc. (a)	3,670	356,320
Spirit Aerosystems Holdings, Inc.,
Class A	19,601	1,135,290
Sturm Ruger & Co., Inc. (b)	2,841	152,136
Taser International, Inc. (a)	8,193	186,718
Teledyne Technologies, Inc. (a)	5,328	673,779
Triumph Group, Inc.	7,487	192,790
VSE Corp.	1,288	52,550
		_________________
		11,441,535
_______________________________________________________________
Alternative Energy — 0.1%
Aemetis, Inc. (a)(b)	3,787	4,885
Amyris, Inc. (a)	8,820	4,675
Enphase Energy, Inc. (a)	5,033	6,895
FuelCell Energy, Inc. (a)(b)	6,237	8,576
Green Brick Partners, Inc. (a)	3,198	31,820
Green Plains, Inc.	5,207	128,873
MagneGas Corp. (a)(b)	3,416	1,507
Ocean Power Technologies, Inc.
(a)(b)	1,146	2,533
Pattern Energy Group, Inc.	10,166	204,641
Plug Power, Inc. (a)(b)	35,694	49,258
Renewable Energy Group, Inc. (a)	5,257	54,936
REX American Resources Corp. (a)	921	83,341
SolarEdge Technologies, Inc. (a)	4,302	67,111
SunPower Corp. (a)(b)	9,200	56,120

Master Extended Market Index Series

(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
______________________________________________________________
Alternative Energy (continued)
TerraVia Holdings, Inc. (a)(b)	13,122	$9,507
		_______________
		714,678
______________________________________________________________
Automobiles & Parts — 2.3%
Adient PLC	14,905	1,083,146
Allison Transmission Holdings, Inc.	26,006	937,776
American Axle & Manufacturing
Holdings, Inc. (a)	11,370	213,529
Autoliv, Inc.	13,844	1,415,687
Cooper Tire & Rubber Co.	8,072	357,993
Cooper-Standard Holding, Inc. (a)	2,832	314,154
Dana, Inc.	21,805	421,055
Dorman Products, Inc. (a)	4,690	385,190
Gentex Corp.	45,579	972,200
Gentherm, Inc. (a)	5,419	212,696
Lear Corp.	10,789	1,527,507
Modine Manufacturing Co. (a)	7,896	96,331
Motorcar Parts of America, Inc. (a)	2,943	90,438
Standard Motor Products, Inc.	2,952	145,061
Stoneridge, Inc. (a)	4,259	77,258
Strattec Security Corp.	573	15,929
Superior Industries International,
Inc.	3,414	86,545
Tenneco, Inc.	8,465	528,385
Tesla, Inc. (a)	19,252	5,357,832
Titan International, Inc.	6,931	71,667
Tower International, Inc.	3,363	91,137
U.S. Auto Parts Network, Inc. (a)	3,527	11,816
Visteon Corp. (a)	5,403	529,224
WABCO Holdings, Inc. (a)	8,158	957,912
		_______________
		15,900,468
______________________________________________________________
Banks — 7.8%
1st Source Corp.	2,766	129,864
American National Bankshares,
Inc.	2,205	82,136
Ameris Bancorp	6,468	298,175
Ames National Corp.	2,125	65,025
Arrow Financial Corp.	2,793	94,683
Associated Banc-Corp	22,147	540,387
Astoria Financial Corp.	15,422	316,305
Banc of California, Inc.	7,769	160,818
Bancfirst Corp.	1,354	121,725
Bancorp of New Jersey, Inc.	2,128	32,452
Bancorp, Inc. (a)	11,498	58,640
BancorpSouth, Inc.	12,804	387,321
Bank Mutual Corp.	7,238	68,037
Bank of Hawaii Corp.	6,632	546,212
Bank of Marin Bancorp	1,247	80,244
Bank of the Ozarks, Inc.	14,294	743,431
BankFinancial Corp.	3,939	57,194
BankUnited, Inc.	16,457	614,011
Banner Corp.	4,201	233,744
Bar Harbor Bankshares	2,383	78,830
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	1

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Banks (continued)			Banks (continued)
BCB Bancorp, Inc.	3,436	$57,209	First Bancorp, Inc.	2,552	$69,542
Bear State Financial, Inc.	4,309	40,505	First Bancorp, North Carolina	3,740	109,545
Beneficial Bancorp, Inc.	12,021	192,336	First BanCorp, Puerto Rico (a)	30,332	171,376
Berkshire Hills Bancorp, Inc.	4,850	174,842	First Busey Corp.	5,356	157,466
Blue Hills Bancorp, Inc.	5,873	104,833	First Citizens BancShares, Inc.,
BNC Bancorp	8,031	281,487	Class A	1,356	454,762
BofI Holding, Inc. (a)	8,936	233,498	First Commonwealth Financial
BOK Financial Corp.	3,310	259,074	Corp.	13,854	183,704
Boston Private Financial Holdings,			First Community Bancshares, Inc.	3,087	77,082
Inc.	12,591	206,492	First Connecticut Bancorp, Inc.	3,182	78,914
Bridge Bancorp, Inc.	3,096	108,360	First Defiance Financial Corp.	1,683	83,325
Brookline Bancorp, Inc.	11,463	179,396	First Financial Bancorp	9,739	267,336
Bryn Mawr Bank Corp.	2,983	117,828	First Financial Bankshares, Inc.	10,240	410,624
California First National Bancorp	882	14,288	First Financial Corp.	2,125	100,937
Camden National Corp.	2,953	130,050	First Financial Northwest, Inc.	2,323	41,047
Capital Bank Financial Corp., Class			First Hawaiian, Inc.	8,757	262,009
A	4,906	212,920	First Horizon National Corp.	36,886	682,391
Capital City Bank Group, Inc.	2,343	50,117	First Interstate Bancsystem, Inc.,
Capitol Federal Financial, Inc.	18,668	273,113	Class A	3,341	132,471
Cardinal Financial Corp.	5,232	156,646	First Merchants Corp.	6,558	257,861
Cascade Bancorp (a)	7,559	58,280	First Midwest Bancorp, Inc.	12,439	294,556
Cathay General Bancorp	11,246	423,749	First NBC Bank Holding Co. (a)	2,797	11,188
Centerstate Banks, Inc.	9,978	258,430	First of Long Island Corp.	4,315	116,721
Central Pacific Financial Corp.	5,395	164,763	First Republic Bank	23,803	2,232,959
Century Bancorp, Inc., Class A	997	60,643	First South Bancorp, Inc.	3,052	37,021
Chemical Financial Corp.	10,846	554,773	First United Corp. (a)	2,695	39,078
Citizens & Northern Corp.	2,833	65,952	Flagstar Bancorp, Inc. (a)	3,391	95,592
City Holding Co.	2,469	159,201	Flushing Financial Corp.	4,602	123,656
Civista Bancshares, Inc.	1,968	43,611	FNB Corp.	49,170	731,158
Clifton Bancorp, Inc.	4,768	77,194	Franklin Financial Network, Inc. (a)	1,842	71,378
CNB Financial Corp.	2,894	69,138	Fulton Financial Corp.	26,033	464,689
CoBiz Financial, Inc.	6,271	105,353	German American Bancorp, Inc.	2,419	114,515
Colony Bankcorp, Inc.	463	6,297	Glacier Bancorp, Inc.	12,854	436,136
Columbia Banking System, Inc.	8,927	348,064	Great Southern Bancorp, Inc.	2,007	101,353
Commerce Bancshares, Inc.	13,860	778,378	Great Western Bancorp, Inc.	9,153	388,179
Community Bank System, Inc.	6,838	375,953	Greene County Bancshares, Inc.	3,466	—
Community Trust Bancorp, Inc.	2,821	129,061	Guaranty Bancorp	3,022	73,586
ConnectOne Bancorp, Inc.	4,852	117,661	Hancock Holding Co.	13,573	618,250
CU Bancorp (a)	2,497	99,006	Hanmi Financial Corp.	5,135	157,901
Cullen/Frost Bankers, Inc.	8,679	772,171	HarborOne Bancorp, Inc. (a)	6,258	118,839
Customers Bancorp, Inc. (a)	4,665	147,087	Heartland Financial USA, Inc.	4,509	225,225
CVB Financial Corp.	15,007	331,505	Heritage Commerce Corp.	5,501	77,564
Dime Community Bancshares, Inc.	5,246	106,494	Heritage Financial Corp.	5,517	136,546
Eagle Bancorp, Inc. (a)	4,741	283,038	HMN Financial, Inc. (a)	1,907	34,135
East West Bancorp, Inc.	22,470	1,159,677	Home Bancorp, Inc.	1,783	60,176
Eastern Virginia Bankshares, Inc.	2,546	26,682	Home BancShares, Inc.	20,205	546,949
Enterprise Bancorp, Inc.	1,672	58,119	HomeStreet, Inc. (a)	4,892	136,731
Enterprise Financial Services Corp.	3,377	143,185	HomeTrust Bancshares, Inc. (a)	3,223	75,740
ESSA Bancorp, Inc.	3,300	48,114	Hope Bancorp, Inc.	19,879	381,080
Farmers Capital Bank Corp.	1,739	70,256	Horizon Bancorp	3,930	103,045
FCB Financial Holdings, Inc., Class			Iberiabank Corp.	7,900	624,890
A (a)	6,311	312,710	Independent Bank Corp.	8,552	368,890
Fidelity Southern Corp.	3,947	88,334	Independent Bank Group, Inc.	1,902	122,299
Financial Institutions, Inc.	2,741	90,316	International Bancshares Corp.	8,860	313,644
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	2

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Banks (continued)			Banks (continued)
Investors Bancorp, Inc.	48,510	$697,574	Renasant Corp.	6,481	$257,231
Kearny Financial Corp.	14,266	214,703	Republic Bancorp, Inc., Class A	1,667	57,328
Lakeland Bancorp, Inc.	6,993	137,063	Republic First Bancorp, Inc. (a)	9,649	80,087
Lakeland Financial Corp.	4,198	181,018	Riverview Bancorp, Inc.	5,394	38,567
LegacyTexas Financial Group, Inc.	6,540	260,946	S&T Bancorp, Inc.	5,620	194,452
Live Oak Bancshares, Inc.	2,976	64,430	Sandy Spring Bancorp, Inc.	3,931	161,132
Macatawa Bank Corp.	6,531	64,526	Seacoast Banking Corp. of Florida
MainSource Financial Group, Inc.	4,056	133,564	(a)	8,155	195,557
MB Financial, Inc.	11,668	499,624	ServisFirst Bancshares, Inc.	7,126	259,244
Mercantile Bank Corp.	3,191	109,770	Shore Bancshares, Inc.	3,680	61,493
Merchants Bancshares, Inc.	1,379	67,157	Sierra Bancorp	2,508	68,794
Meridian Bancorp, Inc.	8,210	150,243	Signature Bank (a)	8,355	1,239,798
Meta Financial Group, Inc.	1,798	159,123	Simmons First National Corp.,
MidSouth Bancorp, Inc.	2,061	31,533	Class A	5,530	304,979
MidWestOne Financial Group, Inc.	1,932	66,248	South State Corp.	3,796	339,173
MutualFirst Financial, Inc.	1,697	53,540	Southside Bancshares, Inc.	4,104	137,771
National Bank Holdings Corp.,			Southwest Bancorp, Inc.	3,696	96,650
Class A	4,215	136,987	State Bank Financial Corp.	5,894	153,951
National Bankshares, Inc.	1,700	63,835	Sterling Bancorp	21,492	509,360
NBT Bancorp, Inc.	6,847	253,818	Stock Yards Bancorp, Inc.	3,828	155,608
New York Community Bancorp, Inc.	75,733	1,057,990	Stonegate Bank	2,415	113,722
Northfield Bancorp, Inc.	7,214	129,996	Summit Financial Group, Inc.	2,289	49,305
Northrim BanCorp, Inc.	1,757	52,798	Sun Bancorp, Inc.	2,292	55,925
Northwest Bancshares, Inc.	17,883	301,150	SVB Financial Group (a)	8,075	1,502,677
Norwood Financial Corp.	1,347	55,389	Synovus Financial Corp.	19,003	779,503
OceanFirst Financial Corp.	5,201	146,538	TCF Financial Corp.	28,535	485,666
OFG Bancorp	7,031	82,966	Territorial Bancorp, Inc.	2,198	68,512
Ohio Valley Banc Corp.	1,099	30,772	Texas Capital Bancshares, Inc. (a)	7,746	646,404
Old National Bancorp	21,036	364,975	TFS Financial Corp.	9,927	164,987
Old Second Bancorp, Inc.	6,505	73,181	Tompkins Financial Corp.	2,027	163,275
Opus Bank	3,144	63,352	TowneBank	8,811	285,476
Oritani Financial Corp.	6,327	107,559	Trico Bancshares	3,317	117,853
Orrstown Financial Services, Inc.	2,093	46,779	Tristate Capital Holdings, Inc. (a)	3,425	79,974
Pacific Continental Corp.	3,946	96,677	TrustCo Bank Corp. NY	14,741	115,717
Pacific Premier Bancorp, Inc. (a)	4,390	169,234	Trustmark Corp.	10,227	325,116
PacWest Bancorp	18,992	1,011,514	UMB Financial Corp.	6,522	491,172
Park National Corp.	2,061	216,817	Umpqua Holdings Corp.	36,461	646,818
Park Sterling Corp.	9,934	122,288	Union Bankshares Corp.	7,003	246,366
Peapack Gladstone Financial Corp.	2,519	74,537	United Bancorp, Inc.	3,115	37,380
Penns Woods Bancorp, Inc.	1,209	52,531	United Bankshares, Inc.	13,989	591,035
People's Utah Bancorp	2,574	68,082	United Community Banks, Inc.	11,340	314,005
Peoples Bancorp of North Carolina,			United Community Financial Corp.	9,075	75,685
Inc.	1,497	44,461	United Financial Bancorp, Inc.	8,517	144,874
Peoples Bancorp, Inc.	3,210	101,629	United Security Bancshares (a)	4,172	30,456
Peoples Financial Corp. (a)	1,245	18,675	Univest Corp. of Pennsylvania	4,547	117,767
Pinnacle Financial Partners, Inc.	7,941	527,679	Valley National Bancorp	38,204	450,807
Popular, Inc.	16,636	677,584	Washington Federal, Inc.	14,961	495,209
Porter Bancorp, Inc. (a)	1,229	11,540	Washington Trust Bancorp, Inc.	2,472	121,870
Preferred Bank	2,333	125,189	Waterstone Financial, Inc.	4,794	87,490
PrivateBancorp, Inc.	12,480	740,938	Webster Financial Corp.	13,987	699,909
Prosperity Bancshares, Inc.	10,871	757,817	WesBanco, Inc.	6,370	242,761
Provident Financial Holdings, Inc.	2,303	42,951	West BanCorp., Inc.	3,190	73,210
Provident Financial Services, Inc.	9,234	238,699	Westamerica BanCorp	4,025	224,716
QCR Holdings, Inc.	2,381	100,835	Western Alliance Bancorp (a)	15,095	741,014
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Banks (continued)
Western New England Bancorp,
Inc.	7,717	$81,028
Wintrust Financial Corp.	8,190	566,093
WSFS Financial Corp.	5,346	245,649
Xenith Bankshares, Inc. (a)	1,536	38,968
		_________________
		55,097,877
_______________________________________________________________
Beverages — 0.1%
Boston Beer Co., Inc., Class A (a)	1,320	190,938
Coca-Cola Bottling Co.
Consolidated	720	148,335
Craft Brew Alliance, Inc. (a)	1,760	23,496
National Beverage Corp.	1,810	152,999
Primo Water Corp. (a)	4,659	63,269
Willamette Valley Vineyards, Inc.	2,312
(a)		18,496
		_________________
		597,533
_______________________________________________________________
Chemicals — 2.9%
A. Schulman, Inc.	4,402	138,443
Aceto Corp.	4,429	70,022
AdvanSix, Inc. (a)	4,587	125,317
American Vanguard Corp.	3,882	64,441
Ashland Global Holdings, Inc.	9,543	1,181,519
Axalta Coating Systems Ltd. (a)	34,158	1,099,888
Balchem Corp.	4,848	399,572
Cabot Corp.	9,923	594,487
Calgon Carbon Corp.	7,617	111,208
Cambrex Corp. (a)	5,802	319,400
Celanese Corp., Series A	22,023	1,978,767
Chase Corp.	1,295	123,543
Chemours Co.	27,987	1,077,499
Chemtura Corp. (a)	9,511	317,667
CSW Industrials, Inc. (a)	2,567	94,209
Ferro Corp. (a)	13,135	199,521
FutureFuel Corp.	3,639	51,601
GCP Applied Technologies, Inc. (a)	10,983	358,595
Hawkins, Inc.	1,620	79,380
HB Fuller Co.	7,981	411,500
Huntsman Corp.	30,183	740,691
Ingevity Corp. (a)	6,519	396,681
Innophos Holdings, Inc.	3,017	162,827
Innospec, Inc.	3,555	230,186
Intrepid Potash, Inc. (a)	8,477	14,580
KMG Chemicals, Inc.	1,469	67,677
Koppers Holdings, Inc. (a)	3,456	146,362
Kraton Corp. (a)	4,717	145,850
Kronos Worldwide, Inc.	3,366	55,303
LSB Industries, Inc. (a)	2,939	27,568
Minerals Technologies, Inc.	5,478	419,615
NewMarket Corp.	1,458	660,809
Nexeo Solutions, Inc. (a)	9,162	81,175
Olin Corp.	25,949	852,944
OMNOVA Solutions, Inc. (a)	6,506	64,409

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Chemicals (continued)
Platform Specialty Products Corp.
(a)	34,204	$445,336
PolyOne Corp.	12,483	425,545
Quaker Chemical Corp.	2,000	263,320
Rayonier Advanced Materials, Inc.	6,271	84,345
Rentech, Inc. (a)	3,065	1,533
RPM International, Inc.	20,752	1,141,983
Senomyx, Inc. (a)	7,801	7,728
Sensient Technologies Corp.	6,656	527,555
Stepan Co.	2,878	226,815
TOR Minerals International, Inc. (a)	1,000	6,950
Tredegar Corp.	3,711	65,128
Trinseo SA	7,002	469,834
Tronox Ltd., Class A	11,377	209,906
Univar, Inc. (a)	16,537	507,024
Valspar Corp.	11,221	1,244,858
Valvoline, Inc. (b)	4,761	116,883
Versum Materials, Inc. (a)	17,836	545,782
Westlake Chemical Corp.	5,649	373,116
WR Grace & Co.	11,117	774,966
Yield10 Bioscience, Inc. (a)	2,331	858
ZAGG, Inc. (a)	4,990	35,928
		_______________
		20,338,649
______________________________________________________________
Construction & Materials — 2.6%
AAON, Inc.	7,440	263,004
Advanced Drainage Systems, Inc.	5,721	125,290
AECOM (a)	23,736	844,764
Aegion Corp. (a)	5,610	128,525
Ameresco, Inc., Class A (a)	3,372	22,087
American DG Energy, Inc. (a)	13,435	4,099
American Woodmark Corp. (a)	2,117	194,341
AO Smith Corp.	22,860	1,169,518
Apogee Enterprises, Inc.	4,823	287,499
Argan, Inc.	1,952	129,125
Armstrong Flooring, Inc. (a)	4,145	76,351
Armstrong World Industries, Inc. (a)	7,446	342,888
BlueLinx Holdings, Inc. (a)	2,204	20,056
Blueprint Medicines Corp. (a)	4,972	198,830
BMC Stock Holdings, Inc. (a)	7,562	170,901
Boise Cascade Co. (a)	5,862	156,515
Builders FirstSource, Inc. (a)	13,413	199,854
Chicago Bridge & Iron Co. NV	15,246	468,814
Continental Building Products, Inc.	6,349
(a)		155,551
Eagle Materials, Inc.	7,609	739,138
EMCOR Group, Inc.	9,242	581,784
Generac Holdings, Inc. (a)	9,944	370,712
Gibraltar Industries, Inc. (a)	5,276	217,371
GMS, Inc. (a)	3,431	120,222
Granite Construction, Inc.	6,000	301,140
Great Lakes Dredge & Dock Corp.
(a)	9,666	38,664
Griffon Corp.	4,996	123,151
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	4

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Construction & Materials (continued)			Electricity (continued)
Headwaters, Inc. (a)	12,621	$296,341	IDACORP, Inc.	7,629	$632,902
Hill International, Inc. (a)	7,303	30,307	MGE Energy, Inc.	5,537	359,905
IES Holdings, Inc. (a)	1,636	29,612	NorthWestern Corp.	7,217	423,638
Installed Building Products, Inc. (a)	3,192	168,378	Ormat Technologies, Inc.	5,791	330,550
Insteel Industries, Inc.	2,808	101,481	Portland General Electric Co.	13,614	604,734
JELD-WEN Holding, Inc. (a)	2,443	80,253	TerraForm Global, Inc., Class A (a)	8,295	39,816
KBR, Inc.	21,005	315,705	TerraForm Power, Inc., Class A (a)	11,225	138,853
Layne Christensen Co. (a)	3,913	34,591	Unitil Corp.	2,550	114,827
LB Foster Co., Class A	1,479	18,488	US Geothermal, Inc. (a)	7,641	31,252
Lennox International, Inc.	6,065	1,014,674	Vivint Solar, Inc. (a)(b)	3,153	8,828
Louisiana-Pacific Corp. (a)	21,512	533,928	Westar Energy, Inc.	22,185	1,203,980
Masonite International Corp. (a)	4,641	367,799			_______________
					8,354,122
MasTec, Inc. (a)	9,981	399,739
			______________________________________________________________
MDU Resources Group, Inc.	30,233	827,477	Electronic & Electrical Equipment — 3.1%
Mueller Water Products, Inc.,			Allied Motion Technologies, Inc.	1,620	32,562
Series A	24,820	293,372	Anixter International, Inc. (a)	4,284	339,721
MYR Group, Inc. (a)	2,843	116,563	Applied DNA Sciences, Inc. (a)	6,764	11,161
NCI Building Systems, Inc. (a)	6,628	113,670	Arrow Electronics, Inc. (a)	14,144	1,038,311
Northwest Pipe Co. (a)	2,132	33,494	Atkore International Group, Inc. (a)	3,137	82,440
Omega Flex, Inc.	980	46,834	Avnet, Inc.	20,508	938,446
Orion Group Holdings, Inc. (a)	5,034	37,604	AVX Corp.	6,239	102,195
Owens Corning	17,854	1,095,700	AZZ, Inc.	3,998	237,881
Patrick Industries, Inc. (a)	2,393	169,664	Badger Meter, Inc.	5,214	191,615
PGT Innovations, Inc. (a)	7,825	84,119	Bel Fuse, Inc., Class B	2,157	55,111
Ply Gem Holdings, Inc. (a)	3,732	73,520	Belden, Inc.	6,483	448,559
Primoris Services Corp.	5,751	133,538	Benchmark Electronics, Inc. (a)	7,614	242,125
Quanex Building Products Corp.	5,075	102,769	Brady Corp., Class A	6,969	269,352
Simpson Manufacturing Co., Inc.	5,984	257,851	Capstone Turbine Corp. (a)(b)	3,678	2,814
Sterling Construction Co., Inc. (a)	5,074	46,935	Cognex Corp.	13,534	1,136,179
Summit Materials, Inc., Class A (a)	17,822	440,382	Coherent, Inc. (a)	3,889	799,734
Thermon Group Holdings, Inc. (a)	5,345	111,390	Control4 Corp. (a)	3,575	56,449
TopBuild Corp. (a)	6,084	285,948	CTS Corp.	5,283	112,528
TRC Cos., Inc. (a)	4,693	81,893	CyberOptics Corp. (a)	1,663	43,155
Trex Co., Inc. (a)	4,443	308,300	Daktronics, Inc.	6,043	57,106
Tutor Perini Corp. (a)	6,087	193,567	Electro Scientific Industries, Inc. (a)	5,070	35,338
Universal Forest Products, Inc.	3,003	295,916	eMagin Corp. (a)	6,297	14,798
US Concrete, Inc. (a)	2,197	141,816	Encore Wire Corp.	3,537	162,702
USG Corp. (a)	13,936	443,165	Energy Focus, Inc. (a)(b)	4,423	14,552
Valmont Industries, Inc.	3,655	568,352	EnerNOC, Inc. (a)	4,406	26,436
Watsco, Inc.	4,746	679,532	EnerSys	6,958	549,265
Watts Water Technologies, Inc.,			ESCO Technologies, Inc.	3,900	226,590
Class A	4,970	309,880	Fabrinet (a)	6,340	266,470
		_________________	FARO Technologies, Inc. (a)	2,690	96,168
		18,134,741
			General Cable Corp.	7,405	132,920
_______________________________________________________________
Electricity — 1.2%	7,611	515,341	Houston Wire & Cable Co.	3,110	20,993
ALLETE, Inc.			Hubbell, Inc.	8,019	962,681
Avangrid, Inc.	8,369	357,691	II-VI, Inc. (a)	8,248	297,340
Black Hills Corp.	8,064	536,014	Integer Holdings Corp. (a)	4,501	180,940
Calpine Corp. (a)	55,277	610,811	Intevac, Inc. (a)	5,485	68,563
Covanta Holding Corp.	20,330	319,181	IntriCon Corp. (a)	2,740	24,934
Dynegy, Inc. (a)	26,318	206,859	IPG Photonics Corp. (a)	5,675	684,972
El Paso Electric Co.	6,588	332,694	Itron, Inc. (a)	5,094	309,206
Great Plains Energy, Inc.	33,516	979,338	Jabil Circuit, Inc.	30,230	874,252
Hawaiian Electric Industries, Inc.	18,220	606,908	Kemet Corp. (a)	8,847	106,164
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	5

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Electronic & Electrical Equipment	(continued)		Financial Services (continued)
Keysight Technologies, Inc. (a)	27,063	$978,057	Ashford, Inc. (a)	394	$22,127
Kimball Electronics, Inc. (a)	5,162	87,496	Associated Capital Group, Inc.,
Knowles Corp. (a)	15,810	299,600	Class A	805	29,101
Landauer, Inc.	1,662	81,023	Asta Funding, Inc. (a)	1,501	12,308
LightPath Technologies, Inc., Class			Atlanticus Holdings Corp. (a)	251	655
A (a)	6,052	16,582	BGC Partners, Inc., Class A	36,260	411,914
Littelfuse, Inc.	3,550	567,680	Blackhawk Network Holdings, Inc.
LSI Industries, Inc.	4,195	42,328	(a)	9,391	381,275
MACOM Technology Solutions			CIT Group, Inc.	31,598	1,356,502
Holdings, Inc. (a)	5,247	253,430	Cohen & Steers, Inc.	3,036	121,349
Maxwell Technologies, Inc. (a)	5,619	32,646	Consumer Portfolio Services, Inc.
Mesa Laboratories, Inc.	562	68,957	(a)	5,716	26,922
Methode Electronics, Inc.	5,654	257,822	Cowen Group, Inc., Class A (a)	4,324	64,644
Microvision, Inc. (a)(b)	10,983	27,348	Credit Acceptance Corp. (a)(b)	1,948	388,451
MTS Systems Corp.	2,593	142,745	Diamond Hill Investment Group,
NAPCO Security Technologies, Inc.			Inc.	522	101,555
(a)	4,487	45,767	Eaton Vance Corp.	18,334	824,297
National Instruments Corp.	16,123	524,965	Encore Capital Group, Inc. (a)	3,846	118,457
Novanta, Inc. (a)	5,584	148,255	Enova International, Inc. (a)	4,701	69,810
Nuvectra Corp. (a)	1,322	9,029	Essent Group Ltd. (a)	12,034	435,270
NVE Corp.	974	80,637	EverBank Financial Corp.	17,410	339,147
Orion Energy Systems, Inc. (a)	7,855	15,553	Evercore Partners, Inc., Class A	6,093	474,645
OSI Systems, Inc. (a)	2,791	203,715	Ezcorp, Inc., Class A (a)	8,094	65,966
Park Electrochemical Corp.	3,206	57,259	FBR & Co.	1,765	31,858
Plexus Corp. (a)	5,087	294,029	Federal Agricultural Mortgage
Powell Industries, Inc.	1,398	48,147	Corp., Class C	1,734	99,826
Regal-Beloit Corp.	7,380	558,297	Federated Investors, Inc., Class B	13,995	368,628
Research Frontiers, Inc. (a)	5,552	7,773	Financial Engines, Inc.	8,155	355,150
Rogers Corp. (a)	2,685	230,561	FirstCash, Inc.	7,433	365,332
Rubicon Technology, Inc. (a)	5,299	4,414	FNF Group	40,903	1,592,763
Sanmina Corp. (a)	11,339	460,363	FNFV Group (a)	12,743	168,845
Sensata Technologies Holding NV			GAMCO Investors, Inc., Class A	805	23,820
(a)	26,687	1,165,421	Global Brokerage, Inc. (a)(b)	1,155	3,118
Synthesis Energy Systems, Inc.			Green Dot Corp., Class A (a)	6,679	222,811
(a)(b)	5,951	5,070	Greenhill & Co., Inc.	4,276	125,287
Trimble, Inc. (a)	38,775	1,241,188	HealthEquity, Inc. (a)	6,578	279,236
TTM Technologies, Inc. (a)	13,962	225,207	Houlihan Lokey, Inc.	3,232	111,342
Turtle Beach Corp. (a)	6,063	5,487	HRG Group, Inc. (a)	22,134	427,629
Ultralife Corp. (a)	4,545	24,543	IHS Markit Ltd. (a)	52,687	2,210,220
Universal Display Corp.	7,242	623,536	Impac Mortgage Holdings, Inc. (a)	1,830	22,802
Veeco Instruments, Inc. (a)	6,043	180,384	Interactive Brokers Group, Inc.,
Vicor Corp. (a)	3,135	50,474	Class A	10,219	354,804
Vishay Intertechnology, Inc.	20,274	333,507	INTL. FCStone, Inc. (a)	2,537	96,304
Vishay Precision Group, Inc. (a)	2,569	40,590	Investment Technology Group, Inc.	5,189	105,077
WESCO International, Inc. (a)	6,444	448,180	Janus Capital Group, Inc.	21,344	281,741
Zebra Technologies Corp., Class A			Jason Industries, Inc. (a)	4,507	6,670
(a)	8,305	757,831	KCG Holdings, Inc., Class A (a)	8,227	146,687
		_________________	Ladder Capital Corp.	11,217	161,973
		21,898,624
			Ladenburg Thalmann Financial
_______________________________________________________________
Financial Services — 4.3%			Services, Inc. (a)	20,288	50,314
Actinium Pharmaceuticals, Inc. (a)	8,447	12,755	Lazard Ltd., Class A	20,140	926,239
Ally Financial, Inc.	73,616	1,496,613	Legg Mason, Inc.	13,893	501,676
Artisan Partners Asset			LendingClub Corp. (a)	48,604	266,836
Management, Inc., Class A	6,398	176,585	LendingTree, Inc. (a)	1,296	162,454
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	6

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Financial Services (continued)
Liberty Ventures, Series A (a)	13,059	$580,864
LPL Financial Holdings, Inc.	13,361	532,169
MarketAxess Holdings, Inc.	5,863	1,099,254
Marlin Business Services Corp.	1,640	42,230
MGIC Investment Corp. (a)	55,058	557,738
Moelis & Co., Class A	4,977	191,614
MoneyGram International, Inc. (a)	5,436	91,379
MSCI, Inc.	14,533	1,412,462
Nelnet, Inc., Class A	2,846	124,826
NewStar Financial, Inc.	3,072	32,502
NMI Holdings, Inc., Class A (a)	9,420	107,388
NRG Yield, Inc., Class A	5,864	101,975
NRG Yield, Inc., Class C	9,117	161,371
Ocwen Financial Corp. (a)	16,212	88,680
On Deck Capital, Inc. (a)	6,601	33,269
OneMain Holdings, Inc. (a)	8,167	202,950
Oppenheimer Holdings, Inc., Class
A	1,705	29,155
PICO Holdings, Inc. (a)	4,035	56,490
Piper Jaffray Cos.	2,366	151,069
PJT Partners, Inc., Class A	2,864	100,498
PRA Group, Inc. (a)	7,260	240,669
Pzena Investment Management,
Inc., Class A	3,173	31,222
Radian Group, Inc.	34,101	612,454
Safeguard Scientifics, Inc. (a)	4,085	51,879
Santander Consumer USA
Holdings, Inc. (a)	17,383	231,542
SEI Investments Co.	20,922	1,055,306
SLM Corp. (a)	67,458	816,242
Stewart Information Services Corp.	3,587	158,474
Stifel Financial Corp. (a)	10,470	525,489
TD Ameritrade Holding Corp.	37,306	1,449,711
TESARO, Inc. (a)	5,265	810,126
U.S. Global Investors, Inc., Class A
(b)	4,302	6,711
Virtu Financial, Inc., Class A	6,407	108,919
Virtus Investment Partners, Inc.	959	101,558
VolitionRX Ltd. (a)(b)	6,405	25,748
Voya Financial, Inc.	30,696	1,165,220
Waddell & Reed Financial, Inc.,
Class A	12,521	212,857
Walker & Dunlop, Inc. (a)	4,301	179,309
Westwood Holdings Group, Inc.	1,466	78,299
WisdomTree Investments, Inc.	17,278	156,884
WMIH Corp. (a)	33,498	48,572
World Acceptance Corp. (a)	1,064	55,094
		_________________
		30,219,958
_______________________________________________________________
Fixed Line Telecommunications — 0.3%
8x8, Inc. (a)	14,330	218,532
Cincinnati Bell, Inc. (a)	6,259	110,784
Consolidated Communications
Holdings, Inc.	7,242	169,608

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Fixed Line Telecommunications (continued)
Fairpoint Communications, Inc. (a)	3,773	$62,632
Frontier Communications Corp.	181,470	388,346
General Communication, Inc.,
Class A (a)	4,977	103,522
GTT Communications, Inc. (a)	3,853	93,820
Hawaiian Telcom Holdco, Inc. (a)	2,127	48,730
IDT Corp., Class B	2,972	37,804
Lumos Networks Corp. (a)	4,097	72,517
Straight Path Communications,
Inc., Class B (a)(b)	1,752	63,019
Vonage Holdings Corp. (a)	30,027	189,771
Windstream Holdings, Inc.	28,739	156,627
Zayo Group Holdings, Inc. (a)	14,904	490,342
		_______________
		2,206,054
______________________________________________________________
Food & Drug Retailers — 0.5%
Casey's General Stores, Inc.	6,174	693,031
Chefs' Warehouse, Inc. (a)	3,358	46,676
Core-Mark Holding Co., Inc.	7,129	222,354
Diplomat Pharmacy, Inc. (a)	6,690	106,706
GNC Holdings, Inc., Class A (b)	10,229	75,285
Ingles Markets, Inc., Class A	2,303	99,374
Natural Health Trends Corp. (b)	1,354	39,131
Performance Food Group Co. (a)	12,251	291,574
PetMed Express, Inc.	3,455	69,584
Rite Aid Corp. (a)	169,282	719,448
Smart & Final Stores, Inc. (a)	4,080	49,368
SpartanNash Co.	5,521	193,180
Sprouts Farmers Market, Inc. (a)	20,641	477,220
Supervalu, Inc. (a)	41,309	159,453
United Natural Foods, Inc. (a)	7,684	332,179
Vitamin Shoppe, Inc. (a)	3,693	74,414
Weis Markets, Inc.	2,324	138,627
		_______________
		3,787,604
______________________________________________________________
Food Producers — 2.3%
AdvancePierre Foods Holdings, Inc.	7,708	240,258
Alico, Inc.	610	16,104
Amplify Snack Brands, Inc. (a)(b)	5,088	42,739
Andersons, Inc.	3,787	143,527
B&G Foods, Inc.	10,478	421,740
Blue Buffalo Pet Products, Inc. (a)	15,208	349,784
Bunge Ltd.	21,472	1,701,871
Cal-Maine Foods, Inc. (b)	4,515	166,152
Calavo Growers, Inc.	2,423	146,834
Darling Ingredients, Inc. (a)	27,867	404,629
Dean Foods Co.	13,709	269,519
Farmer Bros Co. (a)	1,660	58,681
Flowers Foods, Inc.	29,404	570,732
Fresh Del Monte Produce, Inc.	5,263	311,728
Griffin Industrial Realty, Inc.	1,073	33,209
Hain Celestial Group, Inc. (a)	16,751	623,137
Herbalife Ltd. (a)(b)	11,297	656,808
Hostess Brands, Inc. (a)	5,907	93,744
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	7

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Food Producers (continued)
HQ Sustainable Maritime
Industries, Inc. (a)(b)	4,100	—
Ingredion, Inc.	11,183	$1,346,769
J&J Snack Foods Corp.	2,381	322,768
John B Sanfilippo & Son, Inc.	1,422	104,076
Lamb Weston Holdings, Inc.	21,514	904,879
Lancaster Colony Corp.	2,973	383,041
Lifevantage Corp. (a)	3,491	18,747
Lifeway Foods, Inc. (a)	1,804	19,357
Limoneira Co.	2,404	50,268
Lipocine, Inc. (a)(b)	5,425	21,158
Mannatech, Inc.	644	10,497
Medifast, Inc.	1,806	80,132
MGP Ingredients, Inc.	1,817	98,536
Nutraceutical International Corp.	1,376	42,862
Nutrisystem, Inc.	4,434	246,087
Omega Protein Corp.	3,642	73,022
Phibro Animal Health Corp., Class
A	2,839	79,776
Pilgrim's Pride Corp.	9,086	204,480
Pinnacle Foods, Inc.	18,245	1,055,838
Post Holdings, Inc. (a)	10,224	894,804
Reliv International, Inc. (a)	59	314
Rocky Mountain Chocolate Factory,
Inc.	2,724	30,727
Sanderson Farms, Inc.	2,996	311,105
Seaboard Corp.	38	158,439
Seneca Foods Corp., Class A (a)	1,343	48,482
Snyders-Lance, Inc.	13,467	542,855
Tootsie Roll Industries, Inc.	2,780	103,832
TreeHouse Foods, Inc. (a)	9,028	764,310
U.S. Foods Holding Corp. (a)	14,906	417,070
USANA Health Sciences, Inc. (a)	1,572	90,547
WhiteWave Foods Co. (a)	27,547	1,546,764
		_________________
		16,222,738
_______________________________________________________________
Forestry & Paper — 0.2%
Clearwater Paper Corp. (a)	2,534	141,904
Deltic Timber Corp.	1,574	122,961
Domtar Corp.	9,442	344,822
KapStone Paper and Packaging
Corp.	13,378	309,032
Mercer International, Inc.	6,229	72,879
Neenah Paper, Inc.	2,503	186,974
PH Glatfelter Co.	6,319	137,375
Resolute Forest Products (a)	12,838	69,967
Veritiv Corp. (a)	1,388	71,898
		_________________
		1,457,812
_______________________________________________________________
Gas, Water & Multi-Utilities — 1.5%
American States Water Co.	5,470	242,321
Aqua America, Inc.	27,284	877,181
Artesian Resources Corp., Class A	1,250	40,700
Atmos Energy Corp.	15,735	1,242,908

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Gas, Water & Multi-Utilities (continued)
Avista Corp.	9,641	$376,481
Cadiz, Inc. (a)	4,834	72,752
California Water Service Group	7,033	252,133
Chesapeake Utilities Corp.	2,612	180,750
Connecticut Water Service, Inc.	1,727	91,790
Delta Natural Gas Co., Inc.	1,820	55,237
Gas Natural, Inc.	2,422	30,759
Genie Energy Ltd., Class B	3,673	26,593
Middlesex Water Co.	2,592	95,774
National Fuel Gas Co.	12,933	771,066
New Jersey Resources Corp.	12,980	514,008
Northwest Natural Gas Co.	4,404	260,276
ONE Gas, Inc.	7,794	526,874
PNM Resources, Inc.	11,944	441,928
RGC Resources, Inc.	2,773	61,006
SJW Corp.	2,322	111,967
South Jersey Industries, Inc.	12,485	445,090
Southwest Gas Holdings, Inc.	7,106	589,158
Spire, Inc.	6,608	446,040
UGI Corp.	26,357	1,302,036
Vectren Corp.	13,062	765,564
WGL Holdings, Inc.	7,652	631,520
York Water Co.	2,157	75,603
		_______________
		10,527,515
______________________________________________________________
General Industrials — 1.6%
Actuant Corp., Class A	8,768	231,037
Aptargroup, Inc.	10,013	770,901
Bemis Co., Inc.	14,201	693,861
Berry Plastics Group, Inc. (a)	20,191	980,677
Carlisle Cos., Inc.	10,018	1,066,015
Crown Holdings, Inc. (a)	21,691	1,148,538
Global Brass & Copper Holdings,
Inc.	3,673	126,351
Graphic Packaging Holding Co.	53,149	684,028
Greif, Inc., Class A	3,637	200,362
Greif, Inc., Class B	1,414	92,334
Harsco Corp. (a)	11,862	151,241
ITT, Inc.	13,665	560,538
Landec Corp. (a)	4,881	58,572
Multi-Color Corp.	2,155	153,005
Myers Industries, Inc.	3,762	59,628
Otter Tail Corp.	5,878	222,776
Owens-Illinois, Inc. (a)	25,629	522,319
Packaging Corp. of America	14,468	1,325,558
Raven Industries, Inc.	5,522	160,414
Rexnord Corp. (a)	15,645	361,087
Silgan Holdings, Inc.	6,035	358,238
Sonoco Products Co.	15,900	841,428
TriMas Corp. (a)	6,652	138,029
UFP Technologies, Inc. (a)	1,471	38,099
		_______________

10,945,036

______________________________________________________________

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	8

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
General Retailers — 4.0%			General Retailers (continued)
1-800-Flowers.com, Inc., Class A			Five Below, Inc. (a)	8,397	$363,674
(a)	5,670	$57,834	Francesca's Holdings Corp. (a)	6,453	99,054
Aaron's, Inc.	9,518	283,065	Fred's, Inc., Class A	4,994	65,421
Abercrombie & Fitch Co., Class A	10,514	125,432	FTD Cos., Inc. (a)	3,190	64,247
AMERCO, Inc.	821	312,957	Gaia, Inc. (a)	3,595	35,770
America's Car-Mart, Inc. (a)	1,386	50,520	GameStop Corp., Class A	17,079	385,131
American Eagle Outfitters, Inc.	25,423	356,685	Genesco, Inc. (a)	3,006	166,683
American Public Education, Inc. (a)	2,731	62,540	Grand Canyon Education, Inc. (a)	7,545	540,297
Antero Resources Corp. (a)	22,816	520,433	Group 1 Automotive, Inc.	3,063	226,907
Asbury Automotive Group, Inc. (a)	3,061	183,966	GrubHub, Inc. (a)	13,902	457,237
Ascena Retail Group, Inc. (a)	25,130	107,054	Guess?, Inc.	9,276	103,427
Autobytel, Inc. (a)	2,014	25,235	Haverty Furniture Cos., Inc.	3,228	78,602
Barnes & Noble Education, Inc. (a)	6,163	59,103	Hibbett Sports, Inc. (a)	3,484	102,778
Barnes & Noble, Inc.	8,898	82,307	Hillenbrand, Inc.	9,955	356,887
Beacon Roofing Supply, Inc. (a)	9,402	462,202	Houghton Mifflin Harcourt Co. (a)	15,421	156,523
Big 5 Sporting Goods Corp.	2,684	40,528	HSN, Inc.	4,839	179,527
Big Lots, Inc.	6,639	323,187	JC Penney Co., Inc. (a)(b)	46,484	286,341
Bon-Ton Stores, Inc. (a)	2,228	1,872	K12, Inc. (a)	5,636	107,929
Boot Barn Holdings, Inc. (a)	2,185	21,610	KAR Auction Services, Inc.	21,349	932,311
Bridgepoint Education, Inc. (a)	2,758	29,428	Kirkland's, Inc. (a)	2,707	33,567
Bright Horizons Family Solutions,			Lands' End, Inc. (a)(b)	2,026	43,458
Inc. (a)	6,948	503,661	Laureate Education, Inc., Class A
Buckle, Inc.	3,973	73,898	(a)	5,435	77,557
Build-A-Bear Workshop, Inc. (a)	2,727	24,134	Liquidity Services, Inc. (a)	4,477	35,816
Burlington Stores, Inc. (a)	11,157	1,085,465	Lithia Motors, Inc., Class A	3,487	298,662
Cabela's, Inc. (a)	7,999	424,827	Lumber Liquidators Holdings, Inc.
Caleres, Inc.	8,160	215,587	(a)	4,057	85,156
Cambium Learning Group, Inc. (a)	4,720	23,128	MarineMax, Inc. (a)	4,129	89,393
Capella Education Co.	1,792	152,365	Matthews International Corp.,
Career Education Corp. (a)	10,687	92,977	Class A	4,866	329,185
Carriage Services, Inc.	2,462	66,769	Michaels Cos., Inc. (a)	17,531	392,519
Cato Corp., Class A	3,894	85,512	Monro Muffler Brake, Inc.	5,679	295,876
CDK Global, Inc.	23,348	1,517,854	Murphy USA, Inc. (a)	5,579	409,610
Chegg, Inc. (a)	8,886	74,998	Office Depot, Inc.	92,207	430,146
Chemed Corp.	2,486	454,167	Ollie's Bargain Outlet Holdings, Inc.
Chico's FAS, Inc.	19,485	276,687	(a)	7,432	248,972
Children's Place, Inc.	2,981	357,869	Overstock.com, Inc. (a)	2,766	47,575
Christopher & Banks Corp. (a)	6,159	9,115	Party City Holdco, Inc. (a)	3,899	54,781
Citi Trends, Inc.	2,593	44,081	PCM, Inc. (a)	1,516	42,524
Clean Energy Fuels Corp. (a)	15,034	38,337	Penske Automotive Group, Inc.	5,762	269,719
Collectors Universe, Inc.	1,741	45,440	Perfumania Holdings, Inc. (a)	1,362	1,771
Conn's, Inc. (a)	3,781	33,084	Pier 1 Imports, Inc.	12,905	92,400
Container Store Group, Inc. (a)	2,847	12,043	PriceSmart, Inc.	3,440	317,168
Copart, Inc. (a)	15,967	988,836	Providence Service Corp. (a)	2,023	89,902
CST Brands, Inc.	12,010	577,561	RealNetworks, Inc. (a)	5,145	24,902
Destination Maternity Corp. (a)	2,770	11,800	Regis Corp. (a)	5,786	67,812
Destination XL Group, Inc. (a)	8,559	24,393	Rent-A-Center, Inc. (b)	7,864	69,754
Dick's Sporting Goods, Inc.	13,922	677,445	RH (a)(b)	5,948	275,154
Dillard's, Inc., Class A	3,993	208,594	Rollins, Inc.	15,119	561,368
DSW, Inc., Class A	11,768	243,362	Rush Enterprises, Inc., Class A (a)	5,240	173,339
Etsy, Inc. (a)	14,238	151,350	Sally Beauty Holdings, Inc. (a)	22,385	457,549
EVINE Live, Inc. (a)	7,906	10,120	Sears Holdings Corp. (a)(b)	7,621	87,565
Express, Inc. (a)	12,371	112,700	Service Corp. International	29,697	917,043
Finish Line, Inc., Class A	6,356	90,446
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	9

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
General Retailers (continued)			Health Care Equipment & Services (continued)
ServiceMaster Global Holdings,			Bio-Rad Laboratories, Inc., Class A
Inc. (a)	21,046	$878,671	(a)	3,312	$660,214
Shoe Carnival, Inc.	2,381	58,501	Biolase, Inc. (a)	11,125	15,019
Shutterfly, Inc. (a)	5,172	249,756	BioScrip, Inc. (a)	20,256	34,435
SiteOne Landscape Supply, Inc. (a)	3,757	181,876	Biostage, Inc. (a)	3,656	1,341
Sonic Automotive, Inc., Class A	4,134	82,887	BioTelemetry, Inc. (a)	4,630	134,038
Sotheby's (a)	7,190	327,001	Bovie Medical Corp. (a)	4,719	12,600
SP Plus Corp. (a)	2,950	99,563	Brookdale Senior Living, Inc. (a)	28,172	378,350
Sportsman's Warehouse Holdings,			Bruker Corp.	18,322	427,452
Inc. (a)	4,298	20,544	CalAtlantic Group, Inc.	12,261	459,174
Stage Stores, Inc.	4,672	12,100	Cantel Medical Corp.	5,957	477,156
Stamps.com, Inc. (a)	2,505	296,467	Capital Senior Living Corp. (a)	4,670	65,660
Stein Mart, Inc.	4,383	13,193	Cardiovascular Systems, Inc. (a)	5,198	146,973
Strayer Education, Inc.	1,653	133,050	Civitas Solutions, Inc. (a)	2,868	52,628
Tailored Brands, Inc.	7,130	106,522	Cogentix Medical, Inc. (a)	6,713	12,083
Tile Shop Holdings, Inc.	5,605	107,896	Community Health Systems, Inc.
Titan Machinery, Inc. (a)	2,671	40,973	(a)	17,321	153,637
TrueCar, Inc. (a)	8,752	135,393	CONMED Corp.	3,573	158,677
Trupanion, Inc. (a)(b)	3,225	45,860	Corindus Vascular Robotics, Inc.
Tuesday Morning Corp. (a)	6,404	24,015	(a)(b)	20,807	27,257
Urban Outfitters, Inc. (a)	13,666	324,704	Corvel Corp. (a)	1,635	71,122
VCA, Inc. (a)	12,570	1,150,155	CryoLife, Inc. (a)	4,639	77,239
Weight Watchers International, Inc.			Cutera, Inc. (a)	2,275	47,093
(a)(b)	4,031	62,763	CytoSorbents Corp. (a)	4,303	19,364
West Marine, Inc. (a)	3,086	29,440	DexCom, Inc. (a)	13,180	1,116,741
Williams-Sonoma, Inc.	12,984	696,202	Dextera Surgical, Inc. (a)(b)	3,562	3,776
Winmark Corp.	437	49,381	Endologix, Inc. (a)	12,883	93,273
Zumiez, Inc. (a)	2,839	51,954	Ensign Group, Inc.	6,892	129,570
		_________________	Exactech, Inc. (a)	1,877	47,300
		28,022,419
			Five Star Senior Living, Inc. (a)	16,250	34,938
_______________________________________________________________
Health Care Equipment & Services — 4.5%			Fluidigm Corp. (a)	4,592	26,128
AAC Holdings, Inc. (a)	2,226	18,988	FONAR Corp. (a)	1,417	24,868
Abaxis, Inc.	3,511	170,283	Genesis Healthcare, Inc. (a)	5,313	14,026
ABIOMED, Inc. (a)	6,294	788,009	GenMark Diagnostics, Inc. (a)	7,790	99,868
Acadia Healthcare Co., Inc. (a)	11,606	506,022	Glaukos Corp. (a)	1,961	100,599
Accuray, Inc. (a)	12,884	61,199	Globus Medical, Inc., Class A (a)	11,083	328,278
AdCare Health Systems, Inc. (a)	7,324	9,375	Haemonetics Corp. (a)	7,760	314,823
Addus HomeCare Corp. (a)	1,286	41,152	Halyard Health, Inc. (a)	8,578	326,736
Adeptus Health, Inc., Class A (a)	2,391	4,304	Healthcare Services Group, Inc.	11,747	506,178
Air Methods Corp. (a)	5,272	226,696	HealthSouth Corp.	13,931	596,386
Alere, Inc. (a)	14,587	579,542	HealthStream, Inc. (a)	3,976	96,338
Align Technology, Inc. (a)	11,700	1,342,107	Hill-Rom Holdings, Inc.	9,361	660,887
Alliance HealthCare Services, Inc.			HMS Holdings Corp. (a)	13,041	265,124
(a)	2,209	22,642	Hooper Holmes, Inc. (a)	639	535
Almost Family, Inc. (a)	3,087	150,028	ICU Medical, Inc. (a)	2,348	358,540
Alphatec Holdings, Inc. (a)	1,899	4,425	Inogen, Inc. (a)	2,528	196,072
Amedisys, Inc. (a)	4,240	216,622	Insulet Corp. (a)	9,891	426,203
Analogic Corp.	1,873	142,161	Integra LifeSciences Holdings
AngioDynamics, Inc. (a)	4,708	81,684	Corp. (a)	9,568	403,100
Anika Therapeutics, Inc. (a)	2,272	98,696	Intersect ENT, Inc. (a)	4,481	76,849
Antares Pharma, Inc. (a)	26,095	74,110	Invacare Corp.	4,891	58,203
AtriCure, Inc. (a)	5,376	102,950	Juno Therapeutics, Inc. (a)	11,502	255,229
Atrion Corp.	224	104,877	K2M Group Holdings, Inc. (a)	6,090	124,906
AxoGen, Inc. (a)	4,935	51,571	Kindred Healthcare, Inc.	12,162	101,553
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	10

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Health Care Equipment & Services (continued)			Health Care Equipment & Services (continued)
LHC Group, Inc. (a)	2,418	$130,330	Utah Medical Products, Inc.	662	$41,243
LifePoint Health, Inc. (a)	6,081	398,305	Varex Imaging Corp. (a)	5,658	190,109
LivaNova PLC (a)	6,732	329,935	VWR Corp. (a)	13,221	372,832
Magellan Health, Inc. (a)	3,447	238,015	WellCare Health Plans, Inc. (a)	6,920	970,253
Masimo Corp. (a)	6,952	648,344	West Pharmaceutical Services, Inc.	11,434	933,129
MEDNAX, Inc. (a)	15,170	1,052,495	Wright Medical Group NV (a)	17,581	547,121
Meridian Bioscience, Inc.	6,734	92,929	Zafgen, Inc. (a)	2,989	13,929
Merit Medical Systems, Inc. (a)	7,010	202,589	Zeltiq Aesthetics, Inc. (a)	5,536	307,857
Molina Healthcare, Inc. (a)	6,417	292,615			_______________
					31,285,593
Natera, Inc. (a)	4,291	38,061
			______________________________________________________________
National Healthcare Corp.	1,472	104,954	Household Goods & Home Construction — 1.5%
Natus Medical, Inc. (a)	5,169	202,883	ACCO Brands Corp. (a)	16,442	216,212
Navidea Biopharmaceuticals, Inc.			Bassett Furniture Industries, Inc.	1,739	46,779
(a)(b)	26,298	15,166	Beazer Homes USA, Inc. (a)	5,712	69,287
Neogen Corp. (a)	6,464	423,715	Briggs & Stratton Corp.	6,373	143,074
NeoGenomics, Inc. (a)	9,277	73,196	Cavco Industries, Inc. (a)	1,393	162,145
Nevro Corp. (a)	3,648	341,818	Central Garden & Pet Co., Class A
NuVasive, Inc. (a)	7,914	591,018	(a)	6,265	217,521
NxStage Medical, Inc. (a)	9,415	252,604	Compx International, Inc.	1,034	15,872
Omnicell, Inc. (a)	5,518	224,307	Comstock Holdings Cos., Inc. (a)	1,729	3,683
OraSure Technologies, Inc. (a)	9,831	127,115	Dixie Group, Inc. (a)	2,900	10,440
Orthofix International NV (a)	2,789	106,400	Edgewell Personal Care Co. (a)	8,921	652,482
Owens & Minor, Inc.	9,148	316,521	Energizer Holdings, Inc.	9,658	538,433
PAREXEL International Corp. (a)	8,470	534,542	Ethan Allen Interiors, Inc.	3,943	120,853
Penumbra, Inc. (a)	4,182	348,988	Flexsteel Industries, Inc.	1,215	61,236
PharMerica Corp. (a)	4,613	107,944	Forward Industries, Inc. (a)	2,823	3,331
Psychemedics Corp.	1,320	26,466	Herman Miller, Inc.	8,959	282,656
Quidel Corp. (a)	4,380	99,163	HNI Corp.	6,656	306,775
Quorum Health Corp. (a)	4,330	23,555	Hooker Furniture Corp.	1,876	58,250
RadNet, Inc. (a)	5,911	34,875	Hovnanian Enterprises, Inc., Class
Rennova Health, Inc. (a)	26	47	A (a)	21,351	48,467
ResMed, Inc.	22,052	1,587,082	Interface, Inc.	9,610	183,071
Retractable Technologies, Inc. (a)	4,605	5,112	iRobot Corp. (a)	4,266	282,153
Rockwell Medical, Inc. (a)(b)	7,565	47,357	KB Home	12,278	244,087
RTI Surgical, Inc. (a)	10,112	40,448	Knoll, Inc.	7,374	175,575
SeaSpine Holdings Corp. (a)	1,779	13,965	La-Z-Boy, Inc.	7,437	200,799
Select Medical Holdings Corp. (a)	16,098	214,908	LGI Homes, Inc. (a)	2,808	95,219
Spark Therapeutics, Inc. (a)	3,374	179,969	Libbey, Inc.	3,627	52,882
Spectranetics Corp. (a)	6,991	203,613	Lifetime Brands, Inc.	2,050	41,205
Staar Surgical Co. (a)	5,027	49,265	M/I Homes, Inc. (a)	4,013	98,319
STERIS PLC	13,340	926,596	MDC Holdings, Inc.	5,937	178,407
Surgery Partners, Inc. (a)	3,215	62,693	Meritage Homes Corp. (a)	5,844	215,059
SurModics, Inc. (a)	2,327	55,964	National Presto Industries, Inc.	790	80,738
T2 Biosystems, Inc. (a)(b)	4,053	21,319	NVR, Inc. (a)	549	1,156,677
Tandem Diabetes Care, Inc. (a)	3,670	4,404	Oil-Dri Corp. of America	1,129	42,078
Teladoc, Inc. (a)	5,708	142,700	Scotts Miracle-Gro Co., Class A	6,850	639,721
Teleflex, Inc.	6,811	1,319,495	Select Comfort Corp. (a)	7,058	174,968
Tenet Healthcare Corp. (a)	12,189	215,867	Spectrum Brands Holdings, Inc.	3,826	531,852
Tivity Health, Inc. (a)	5,011	145,820	Steelcase, Inc., Class A	12,921	216,427
Triple-S Management Corp., Class			Taylor Morrison Home Corp., Class
B (a)	3,526	61,952	A (a)	6,539	139,411
U.S. Physical Therapy, Inc.	1,955	127,661	Tempur Sealy International, Inc. (a)	7,764	360,715
Unilife Corp. (a)(b)	2,413	4,126	Toll Brothers, Inc. (a)	23,980	865,918
Universal American Corp. (a)	8,418	83,927	TRI Pointe Group, Inc. (a)	22,019	276,118
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	11

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Household Goods & Home Construction (continued)			Industrial Engineering (continued)
Tupperware Brands Corp.	7,915	$496,429	Materion Corp.	3,097	$103,904
Virco Manufacturing Corp. (a)	5,315	20,994	Meritor, Inc. (a)	14,861	254,569
Wayfair, Inc., Class A (a)(b)	4,521	183,055	Middleby Corp. (a)	9,126	1,245,243
WD-40 Co.	2,138	232,935	Milacron Holdings Corp. (a)	4,679	87,076
William Lyon Homes, Class A (a)	4,111	84,769	Miller Industries, Inc.	2,019	53,201
		_________________	MSA Safety, Inc.	4,681	330,900
		10,227,077
			Mueller Industries, Inc.	9,270	317,312
_______________________________________________________________
Industrial Engineering — 3.1%	10,320	621,058	NACCO Industries, Inc., Class A	799	55,770
AGCO Corp.			Navistar International Corp. (a)	9,906	243,886
Alamo Group, Inc.	1,607	122,437	NN, Inc.	4,181	105,361
Albany International Corp., Class A	4,299	197,969	Nordson Corp.	8,275	1,016,501
Altra Industrial Motion Corp.	4,066	158,371	Oshkosh Corp.	11,784	808,265
American Railcar Industries, Inc.	1,354	55,649	Paylocity Holding Corp. (a)	3,681	142,197
Astec Industries, Inc.	2,944	181,041	Perma-Pipe International Holdings,
Babcock & Wilcox Enterprises, Inc.	8,137		Inc. (a)	1,937	15,302
(a)		76,000	Proto Labs, Inc. (a)	3,660	187,026
Broadwind Energy, Inc. (a)	4,880	40,650	Spartan Motors, Inc.	5,545	44,360
Ceco Environmental Corp.	4,277	44,951	SPX Corp. (a)	6,490	157,383
Chicago Rivet & Machine Co.	494	20,022	SPX FLOW, Inc. (a)	6,381	221,485
CIRCOR International, Inc.	2,547	151,394	Standex International Corp.	2,053	205,608
Colfax Corp. (a)	15,975	627,178	Sun Hydraulics Corp.	3,942	142,346
Columbus McKinnon Corp.	2,933	72,797	Tennant Co.	2,625	190,706
Commercial Vehicle Group, Inc. (a)	5,294	35,840	Terex Corp.	16,239	509,905
Crane Co.	7,597	568,484	Timken Co.	11,296	510,579
DMC Global, Inc.	2,800	34,720	TimkenSteel Corp. (a)	5,808	109,829
Donaldson Co., Inc.	20,977	954,873	Toro Co.	16,959	1,059,259
Douglas Dynamics, Inc.	3,445	105,589	Trinity Industries, Inc.	23,379	620,712
Energy Recovery, Inc. (a)	5,232	43,530	Twin Disc, Inc. (a)	1,831	37,664
EnPro Industries, Inc.	3,973	282,719	Wabash National Corp.	10,252	212,114
Federal Signal Corp.	9,098	125,643	Wabtec Corp.	13,427	1,047,306
Franklin Electric Co., Inc.	5,838	251,326	Welbilt, Inc. (a)	22,964	450,783
FreightCar America, Inc.	2,656	33,280	Woodward, Inc.	8,805	598,036
GATX Corp.	6,015	366,674			_______________
					21,608,494
Gorman-Rupp Co.	2,838	89,113
			______________________________________________________________
Graco, Inc.	8,754	824,102	Industrial Metals & Mining — 0.9%
Graham Corp.	1,902	43,746	AK Steel Holding Corp. (a)	48,143	346,148
Greenbrier Cos., Inc.	4,279	184,425	Alcoa Corp.	22,764	783,082
H&E Equipment Services, Inc.	4,783	117,279	Allegheny Technologies, Inc.	16,681	299,591
Horizon Global Corp. (a)	3,297	45,762	Ampco-Pittsburgh Corp.	1,955	27,468
Hurco Cos., Inc.	1,373	42,700	Carpenter Technology Corp.	7,069	263,674
Hyster-Yale Materials Handling,			Century Aluminum Co. (a)	7,937	100,720
Inc.	1,727	97,386	Cliffs Natural Resources, Inc. (a)	42,381	347,948
IDEX Corp.	11,736	1,097,433	Commercial Metals Co.	17,547	335,674
John Bean Technologies Corp.	4,537	399,029	Friedman Industries, Inc.	2,787	18,032
Joy Global, Inc.	14,760	416,970	Handy & Harman Ltd. (a)	780	21,216
Kadant, Inc.	1,829	108,551	Haynes International, Inc.	2,039	77,727
Kennametal, Inc.	11,991	470,407	Kaiser Aluminum Corp.	3,159	252,404
Key Technology, Inc. (a)	998	13,233	McEwen Mining, Inc.	31,501	95,763
Kimball International, Inc., Class B	5,240	86,460	Olympic Steel, Inc.	1,597	29,640
Lincoln Electric Holdings, Inc.	9,781	849,578	Reliance Steel & Aluminum Co.	11,267	901,585
Lindsay Corp.	1,858	163,727	Ryerson Holding Corp. (a)	2,400	30,240
Lydall, Inc. (a)	2,799	150,026	Steel Dynamics, Inc.	38,303	1,331,412
Manitex International, Inc. (a)(b)	2,717	18,204	Synalloy Corp. (a)	2,147	26,301
Manitowoc Co., Inc. (a)	23,435	133,580	United States Steel Corp.	27,323	923,791
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	12

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Industrial Metals & Mining (continued)
Universal Stainless & Alloy
Products, Inc. (a)	1,302	$22,134
Uranium Energy Corp. (a)(b)	19,733	28,021
Worthington Industries, Inc.	6,911	311,617
		_________________
		6,574,188
_______________________________________________________________
Industrial Transportation — 1.2%
Air Lease Corp.	14,722	570,477
Air Transport Services Group, Inc.
(a)	7,220	115,881
Aircastle Ltd.	8,419	203,150
ArcBest Corp.	3,519	91,494
Ardmore Shipping Corp.	6,365	51,238
Atlas Air Worldwide Holdings, Inc.
(a)	3,769	208,991
CAI International, Inc. (a)	2,930	46,118
Celadon Group, Inc.	4,175	27,346
Covenant Transportation Group,
Inc., Class A (a)	2,275	42,770
Echo Global Logistics, Inc. (a)	4,536	96,844
Forward Air Corp.	4,502	214,160
FRP Holdings, Inc. (a)	1,209	48,360
Genco Shipping & Trading, Ltd. (a)	177	2,213
Gener8 Maritime, Inc. (a)	12,477	70,745
Genesee & Wyoming, Inc., Class A
(a)	9,759	662,246
Heartland Express, Inc.	6,722	134,776
Hub Group, Inc., Class A (a)	5,287	245,317
International Seaways, Inc. (a)	1,937	37,035
Kirby Corp. (a)(b)	8,071	569,409
Knight Transportation, Inc.	9,738	305,286
Landstar System, Inc.	6,328	541,993
Macquarie Infrastructure Corp.	11,772	948,588
Marten Transport Ltd.	3,567	83,646
Matson, Inc.	6,329	201,009
Old Dominion Freight Line, Inc.	10,806	924,669
Overseas Shipholding Group, Inc.,
Class A (a)	5,813	22,438
PAM Transportation Services, Inc.
(a)	659	10,735
Patriot Transportation Holding, Inc.
(a)	627	14,264
PHH Corp. (a)	8,457	107,658
Rand Logistics, Inc. (a)(b)	5,032	3,220
Roadrunner Transportation
Systems, Inc. (a)	4,706	32,330
Saia, Inc. (a)	4,133	183,092
Swift Transportation Co. (a)	12,764	262,173
Teekay Corp.	6,907	63,199
Textainer Group Holdings Ltd.	3,736	57,161
Triton International, Ltd.	4,790	123,534
Universal Logistics Holdings, Inc.	1,233	17,694
USA Truck, Inc. (a)	1,622	11,922
Werner Enterprises, Inc.	6,158	161,340

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Industrial Transportation (continued)
Wesco Aircraft Holdings, Inc. (a)	8,960	$102,144
Willis Lease Finance Corp. (a)	1,351	30,195
World Fuel Services Corp.	10,630	385,338
XPO Logistics, Inc. (a)	12,944	619,888
YRC Worldwide, Inc. (a)	4,920	54,169
		_______________
		8,706,255
______________________________________________________________
Leisure Goods — 0.8%
Black Diamond, Inc. (a)	4,738	25,822
Brunswick Corp.	14,117	863,960
Callaway Golf Co.	14,931	165,286
Eastman Kodak Co. (a)	6,100	70,150
Escalade, Inc.	2,070	26,703
Fitbit, Inc., Series A (a)	20,556	121,692
Fox Factory Holding Corp. (a)	5,319	152,655
Glu Mobile, Inc. (a)	17,785	40,372
GoPro, Inc., Class A (a)(b)	15,121	131,553
LCI Industries	3,780	377,244
Malibu Boats, Inc. (a)	3,744	84,053
Marine Products Corp.	1,493	16,229
Nautilus, Inc. (a)	4,821	87,983
Polaris Industries, Inc.	9,469	793,502
Pool Corp.	6,438	768,247
Take-Two Interactive Software, Inc.
(a)	16,476	976,533
Thor Industries, Inc.	7,641	734,529
Universal Electronics, Inc. (a)	2,235	153,097
Vista Outdoor, Inc. (a)	9,083	187,019
Winnebago Industries, Inc.	4,162	121,738
Zedge, Inc., Class B (a)	4,053	12,443
		_______________
		5,910,810
______________________________________________________________
Life Insurance — 0.4%
American Equity Investment Life
Holding Co.	11,676	275,904
AMERISAFE, Inc.	3,104	201,450
Atlantic American Corp.	2,927	11,708
Citizens, Inc. (a)(b)	8,213	61,023
CNO Financial Group, Inc.	26,587	545,033
eHealth, Inc. (a)	2,920	35,157
Employers Holdings, Inc.	5,791	219,768
FBL Financial Group, Inc., Class A	1,787	116,959
Genworth Financial, Inc., Class A
(a)	72,971	300,640
Independence Holding Co.	1,686	31,360
National Western Life Group, Inc.,
Class A	376	114,364
Primerica, Inc.	6,834	561,755
		_______________
		2,475,121
______________________________________________________________
Media — 3.4%
Acxiom Corp. (a)	11,802	336,003
AH Belo Corp., Class A	3,599	22,134
AMC Networks, Inc., Class A (a)	9,248	542,673
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	13

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Media (continued)			Media (continued)
Ascent Capital Group, Inc., Class A			Lions Gate Entertainment Corp.,
(a)	2,129	$30,083	Class B (a)	16,634	$405,537
Avid Technology, Inc. (a)	5,767	26,874	Live Nation Entertainment, Inc. (a)	20,179	612,836
Bankrate, Inc. (a)	7,128	68,785	Marchex, Inc., Class B (a)	5,246	14,269
Beasley Broadcasting Group, Inc.,			McClatchy Co., Class A (a)	1,090	10,540
Class A	784	9,094	Meredith Corp.	5,493	354,848
Cable One, Inc.	747	466,479	Morningstar, Inc.	2,851	224,089
Clear Channel Outdoor Holdings,			MSG Networks, Inc., Class A (a)	9,903	231,235
Inc., Class A	5,624	34,025	National CineMedia, Inc.	9,730	122,890
CSS Industries, Inc.	1,461	37,869	New Media Investment Group, Inc.	9,733	138,306
CTN Media Group, Inc. (a)	50	—	New York Times Co., Class A	18,334	264,010
Cumulus Media, Inc., Class A (a)	3,185	1,022	Nexstar Broadcasting Group, Inc.,
Dolby Laboratories, Inc., Class A	8,934	468,231	Class A	7,209	505,711
Emmis Communications Corp.,			Outfront Media, Inc.	22,277	591,454
Class A (a)	2,653	6,500	Pandora Media, Inc. (a)	37,583	443,855
Entercom Communications Corp.,			QuinStreet, Inc. (a)	7,427	28,965
Class A (b)	4,346	62,148	Quotient Technology, Inc. (a)	10,529	100,552
Entravision Communications Corp.,			Remark Media, Inc. (a)	4,264	12,621
Class A	10,513	65,181	RetailMeNot, Inc. (a)	6,625	53,663
EW Scripps Co., Class A (a)	8,572	200,928	Rubicon Project, Inc. (a)	6,574	38,721
FactSet Research Systems, Inc.	6,258	1,032,007	Saga Communications, Inc., Class
Gannett Co., Inc.	17,822	149,348	A	1,046	53,398
Global Eagle Entertainment, Inc.			Scholastic Corp.	4,495	191,352
(a)	7,875	25,121	Sinclair Broadcast Group, Inc.,
Graham Holdings Co., Class B	728	436,472	Class A	10,184	412,452
Gray Television, Inc. (a)	10,007	145,101	Sirius XM Holdings, Inc. (b)	269,895	1,389,959
Groupon, Inc. (a)	60,701	238,555	SPAR Group, Inc. (a)	3,165	3,228
Harte-Hanks, Inc. (a)	6,749	9,449	TechTarget, Inc. (a)	2,802	25,302
John Wiley & Sons, Inc., Class A	7,652	411,678	TheStreet, Inc. (a)	16,585	12,605
Lamar Advertising Co., Class A	12,881	962,726	Time, Inc.	15,065	291,508
Lee Enterprises, Inc. (a)	8,464	22,006	Tribune Media Co., Class A	11,076	412,803
Liberty Broadband Corp., Class A			TRONC, Inc. (a)	3,616	50,335
(a)	4,076	346,827	Value Line, Inc.	906	15,592
Liberty Broadband Corp., Class C			WebMD Health Corp. (a)	5,699	300,223
(a)	10,469	904,522	XO Group, Inc. (a)	4,167	71,714
Liberty Global PLC, Class A (a)	39,624	1,421,313	Yelp, Inc. (a)	10,004	327,631
Liberty Global PLC, Class C (a)	100,173	3,510,062			_______________
					23,861,279
Liberty Global PLC LiLAC, Class A
			______________________________________________________________
(a)	7,846	174,495	Mining — 0.5%
Liberty Global PLC LiLAC, Class C			Arch Coal, Inc. (a)	3,734	257,422
(a)	18,370	423,245	Cloud Peak Energy, Inc. (a)	9,192	42,099
Liberty Interactive Corp QVC Group,			Coeur Mining, Inc. (a)	28,493	230,223
Series A (a)	69,731	1,396,015	Compass Minerals International,
Liberty Media Corp-Liberty Formula			Inc.	5,446	369,511
One, Class A (a)	3,415	111,670	CONSOL Energy, Inc. (a)	27,128	455,208
Liberty Media Corp-Liberty Formula			Fairmount Santrol Holdings, Inc.
One, Class C (a)	6,777	231,435	(a)	23,727	173,919
Liberty Media Corp. - Liberty			General Moly, Inc. (a)	21,436	10,718
SiriusXM, Class A (a)	13,849	539,003	Gold Resource Corp.	8,706	39,351
Liberty Media Corp. - Liberty			Golden Minerals Co. (a)(b)	9,302	5,874
SiriusXM, Class C (a)	26,707	1,035,697	Hecla Mining Co.	61,702	326,404
Lions Gate Entertainment Corp.,			Pershing Gold Corp. (a)(b)	5,475	15,549
Class A	9,198	244,299	Royal Gold, Inc.	10,404	728,800
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	14

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Mining (continued)
Solitario Exploration & Royalty
Corp. (a)(b)	15,315	$12,558
Stillwater Mining Co. (a)	18,398	317,734
SunCoke Energy, Inc. (a)	9,743	87,297
U.S. Silica Holdings, Inc.	10,946	525,299
Westmoreland Coal Co. (a)	3,275	47,553
		_________________
		3,645,519
_______________________________________________________________
Mobile Telecommunications — 0.7%
ATN International, Inc.	1,577	111,053
Globalstar, Inc. (a)(b)	50,267	80,427
Iridium Communications, Inc. (a)	12,372	119,390
NII Holdings, Inc. (a)	14,857	19,314
ORBCOMM, Inc. (a)	10,768	102,835
pdvWireless, Inc. (a)	1,832	40,029
Shenandoah Telecommunications
Co.	8,741	245,185
Spok Holdings, Inc.	3,740	71,060
Sprint Corp. (a)	98,751	857,159
T-Mobile U.S., Inc. (a)	44,307	2,861,789
Telephone & Data Systems, Inc.	16,632	440,914
United States Cellular Corp. (a)	1,710	63,834
		_________________
		5,012,989
_______________________________________________________________
Nonlife Insurance — 3.6%
Alleghany Corp. (a)	2,323	1,427,855
Allied World Assurance Co.
Holdings AG	13,364	709,628
Ambac Financial Group, Inc. (a)	6,380	120,327
American Financial Group, Inc.	11,215	1,070,135
American National Insurance Co.	1,133	133,728
AmTrust Financial Services, Inc.	16,477	304,165
Arch Capital Group Ltd. (a)	18,837	1,785,182
Argo Group International Holdings
Ltd.	4,567	309,643
Aspen Insurance Holdings Ltd.	9,432	490,936
Assured Guaranty Ltd.	20,457	759,159
Athene Holding, Ltd., Class A (a)	5,903	295,091
Axis Capital Holdings Ltd.	13,546	907,988
Baldwin & Lyons, Inc., Class B	2,261	55,281
Brown & Brown, Inc.	17,946	748,707
CNA Financial Corp.	4,047	178,756
Donegal Group, Inc., Class A	2,337	41,178
EMC Insurance Group, Inc.	1,652	46,355
Enstar Group Ltd. (a)	1,653	316,219
Erie Indemnity Co., Class A	2,694	330,554
Everest Re Group Ltd.	6,141	1,435,827
Federated National Holding Co.	2,537	44,220
First Acceptance Corp. (a)	8,599	11,609
First American Financial Corp.	16,805	660,100
Global Indemnity, Ltd. (a)	1,701	65,471
Greenlight Capital Re Ltd., Class A
(a)	5,039	111,362
Hanover Insurance Group, Inc.	7,263	654,106

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Nonlife Insurance (continued)
HCI Group, Inc.	1,768	$80,585
Heritage Insurance Holdings, Inc.	4,282	54,681
Hilltop Holdings, Inc.	12,181	334,612
Horace Mann Educators Corp.	6,108	250,733
Infinity Property & Casualty Corp.	2,238	213,729
James River Group Holdings Ltd.	3,102	132,952
Kemper Corp.	7,415	295,859
Maiden Holdings Ltd.	11,098	155,372
Markel Corp. (a)	2,164	2,111,761
MBIA, Inc. (a)	19,667	166,579
Mercury General Corp.	5,530	337,275
National General Holdings Corp.	9,620	228,571
Navigators Group, Inc.	3,594	195,154
Old Republic International Corp.	36,839	754,463
OneBeacon Insurance Group Ltd.,
Class A	3,598	57,568
ProAssurance Corp.	7,994	481,638
Reinsurance Group of America,
Inc.	9,662	1,226,881
RenaissanceRe Holdings Ltd.	6,043	874,120
RLI Corp.	6,231	373,985
Safety Insurance Group, Inc.	2,336	163,754
Selective Insurance Group, Inc.	9,298	438,401
State Auto Financial Corp.	2,450	67,253
State National Cos., Inc.	5,202	74,909
Third Point Reinsurance Ltd. (a)	9,561	115,688
United Fire Group, Inc.	3,306	141,398
United Insurance Holdings Corp.	3,080	49,126
Universal Insurance Holdings, Inc.	4,997	122,427
Validus Holdings Ltd.	12,352	696,529
W.R. Berkley Corp.	15,246	1,076,825
White Mountains Insurance Group
Ltd.	711	625,595
		_______________
		24,912,005
______________________________________________________________
Oil & Gas Producers — 2.7%
Abraxas Petroleum Corp. (a)	26,599	53,730
Adams Resources & Energy, Inc.	460	17,181
Alon USA Energy, Inc.	4,552	55,489
Approach Resources, Inc. (a)(b)	5,719	14,355
Barnwell Industries, Inc. (a)	4,904	9,612
Bill Barrett Corp. (a)	10,675	48,571
Bonanza Creek Energy, Inc. (a)	6,854	7,951
California Resources Corp. (a)	6,902	103,806
Callon Petroleum Co. (a)	30,703	404,051
Carrizo Oil & Gas, Inc. (a)	9,874	282,989
Centennial Resource
Development, Inc., Class A (a)	9,381	171,016
Cheniere Energy, Inc. (a)	36,836	1,741,238
Clayton Williams Energy, Inc. (a)	1,182	156,119
Cobalt International Energy, Inc. (a)	50,294	26,827
Comstock Resources, Inc. (a)	2,950	27,229
Contango Oil & Gas Co. (a)	4,568	33,438
Continental Resources, Inc. (a)	13,189	599,044
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	15

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Oil & Gas Producers (continued)			Oil & Gas Producers (continued)
CVR Energy, Inc.	2,373	$47,650	Zion Oil & Gas, Inc. (a)(b)	14,230	$17,076
Dawson Geophysical Co. (a)	5,308	29,512			_______________
					19,115,756
Delek U.S. Holdings, Inc.	8,207	199,184
			______________________________________________________________
Denbury Resources, Inc. (a)	62,278	160,677	Oil Equipment, Services & Distribution — 1.3%
Diamondback Energy, Inc. (a)	13,925	1,444,231	Archrock, Inc.	10,345	128,278
Eclipse Resources Corp. (a)	13,713	34,831	Atwood Oceanics, Inc. (a)	12,594	120,021
Energen Corp. (a)	15,648	851,877	Bristow Group, Inc.	5,197	79,046
EP Energy Corp., Class A (a)(b)	8,656	41,116	CARBO Ceramics, Inc. (a)	2,969	38,716
Era Group, Inc. (a)	2,473	32,792	Chart Industries, Inc. (a)	4,840	169,110
Evolution Petroleum Corp.	8,686	69,488	Core Laboratories NV	6,667	770,172
EXCO Resources, Inc. (a)	28,887	17,907	Diamond Offshore Drilling, Inc. (a)	9,726	162,521
Extraction Oil & Gas, Inc. (a)	6,400	118,720	Dril-Quip, Inc. (a)	5,798	316,281
Gastar Exploration, Inc. (a)	27,518	42,378	Ensco PLC, Class A	44,868	401,569
Gulfport Energy Corp. (a)	25,889	445,032	Exterran Corp. (a)	5,172	162,659
Halcon Resources Corp. (a)(b)	5,191	39,971	Flotek Industries, Inc. (a)	8,081	103,356
Harvest Natural Resources, Inc. (a)	2,345	15,571	Forum Energy Technologies, Inc.
HollyFrontier Corp.	26,750	758,095	(a)	11,673	241,631
Houston American Energy Corp. (a)	5,104	1,378	Frank's International NV (b)	9,047	95,627
Isramco, Inc. (a)	299	35,028	Geospace Technologies Corp. (a)	2,032	32,979
Kosmos Energy Ltd. (a)	35,154	234,126	Gulf Island Fabrication, Inc.	2,513	29,025
Laredo Petroleum, Inc. (a)	21,343	311,608	Gulfmark Offshore, Inc., Class A
Matador Resources Co. (a)	14,824	352,663	(a)(b)	4,514	1,580
Nabors Industries Ltd.	42,757	558,834	Helix Energy Solutions Group, Inc.
Northern Oil and Gas, Inc. (a)	8,538	22,199	(a)	22,690	176,301
Oasis Petroleum, Inc. (a)	36,278	517,324	Hornbeck Offshore Services, Inc.
Pacific Ethanol, Inc. (a)	6,461	44,258	(a)	5,026	22,265
Panhandle Oil and Gas, Inc., Class			ION Geophysical Corp. (a)	1,418	6,877
A	3,182	61,094	Matrix Service Co. (a)	4,118	67,947
Parsley Energy, Inc., Class A (a)	34,937	1,135,802	McDermott International, Inc. (a)	43,100	290,925
PBF Energy, Inc., Class A	19,011	421,474	Mitcham Industries, Inc. (a)	4,047	19,830
PDC Energy, Inc. (a)	8,598	536,085	MRC Global, Inc. (a)	14,516	266,078
PetroQuest Energy, Inc. (a)	2,933	8,036	Natural Gas Services Group, Inc.
Pioneer Energy Services Corp. (a)	13,617	54,468	(a)	2,129	55,460
QEP Resources, Inc. (a)	36,814	467,906	Newpark Resources, Inc. (a)	13,319	107,884
Resolute Energy Corp. (a)	2,931	118,412	Noble Corp. PLC	36,851	228,108
Rex Energy Corp. (a)	39,593	18,589	NOW, Inc. (a)	16,086	272,819
Rice Energy, Inc. (a)	18,655	442,123	Oceaneering International, Inc.	14,799	400,757
Ring Energy, Inc. (a)	8,085	87,480	OGE Energy Corp.	30,799	1,077,349
RSP Permian, Inc. (a)	17,574	728,091	Oil States International, Inc. (a)	8,015	265,697
Sanchez Energy Corp. (a)	8,884	84,753	Par Pacific Holdings, Inc. (a)	7,652	126,181
SemGroup Corp., Class A	7,987	287,532	Parker Drilling Co. (a)	19,733	34,533
SM Energy Co.	14,914	358,234	Patterson-UTI Energy, Inc.	26,328	638,981
SRC Energy, Inc. (a)	32,019	270,240	PHI, Inc. (a)	1,452	17,395
Syntroleum Corp. (a)	2,214	—	Rowan Cos. PLC, Class A (a)	18,906	294,555
Targa Resources Corp.	29,985	1,796,101	RPC, Inc.	9,161	167,738
Tellurian, Inc. (a)	23,750	278,350	SEACOR Holdings, Inc. (a)	2,530	175,051
Torchlight Energy Resources, Inc.			Superior Energy Services, Inc. (a)	22,991	327,852
(a)(b)	15,877	22,228	Tesco Corp. (a)	8,172	65,785
Trecora Resources (a)	4,189	46,498	TETRA Technologies, Inc. (a)	28,057	114,192
VAALCO Energy, Inc. (a)	10,701	9,814	Tidewater, Inc. (a)	6,879	7,911
W&T Offshore, Inc. (a)	5,629	15,592	Unit Corp. (a)	8,312	200,818
Western Refining, Inc.	12,046	422,453	Weatherford International PLC (a)	158,970	1,057,151
Whiting Petroleum Corp. (a)	47,233	446,824
WPX Energy, Inc. (a)	59,851	801,405
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	16

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Oil Equipment, Services & Distribution	(continued)		Pharmaceuticals & Biotechnology (continued)
Willbros Group, Inc. (a)	9,067	$24,844	Agios Pharmaceuticals, Inc. (a)	5,310	$310,104
		_________________	Aimmune Therapeutics, Inc. (a)	3,518	76,446
		9,363,855
			Akebia Therapeutics, Inc. (a)	5,628	51,778
_______________________________________________________________
Personal Goods — 0.9%			Akorn, Inc. (a)	13,339	321,203
Avon Products, Inc. (a)	65,408	287,795	Albany Molecular Research, Inc. (a)	4,097	57,481
Carter's, Inc.	7,612	683,558	Alder Biopharmaceuticals, Inc. (a)	6,773	140,878
Cherokee, Inc. (a)	1,956	16,822	Aldeyra Therapeutics, Inc. (a)	2,978	14,890
Columbia Sportswear Co.	4,110	241,462	Alimera Sciences, Inc. (a)	7,469	10,457
Crocs, Inc. (a)	11,409	80,662	Alkermes PLC (a)	24,167	1,413,769
Culp, Inc.	2,014	62,837	Alnylam Pharmaceuticals, Inc. (a)	11,961	613,001
Deckers Outdoor Corp. (a)	4,841	289,153	AMAG Pharmaceuticals, Inc. (a)	5,495	123,912
Fossil Group, Inc. (a)	6,527	113,896	Amicus Therapeutics, Inc. (a)	21,883	156,026
G-III Apparel Group Ltd. (a)	6,412	140,359	Amphastar Pharmaceuticals, Inc.
Helen of Troy Ltd. (a)	4,781	450,370	(a)	5,565	80,692
Iconix Brand Group, Inc. (a)	9,546	71,786	Ampio Pharmaceuticals, Inc. (a)(b)	8,902	7,122
Inter Parfums, Inc.	2,513	91,850	Anavex Life Sciences Corp. (a)(b)	8,408	48,262
Kate Spade & Co. (a)	19,689	457,375	ANI Pharmaceuticals, Inc. (a)	1,215	60,155
Lakeland Industries, Inc. (a)	2,101	22,586	Anthera Pharmaceuticals, Inc. (a)	5,522	2,350
lululemon athletica, Inc. (a)	16,717	867,111	Applied Genetic Technologies Corp.
Movado Group, Inc.	2,476	61,776	(a)	2,151	14,842
Nu Skin Enterprises, Inc., Class A	7,874	437,322	Apricus Biosciences, Inc. (a)(b)	1,237	2,610
Orchids Paper Products Co. (b)	1,530	36,720	Aptevo Therapeutics, Inc. (a)	2,249	4,633
Oxford Industries, Inc.	2,185	125,113	AquaBounty Technologies, Inc. (a)	136	1,507
Perry Ellis International, Inc. (a)	2,072	44,507	Aquinox Pharmaceuticals, Inc. (a)	4,402	73,469
Revlon, Inc., Class A (a)	1,899	52,887	Aratana Therapeutics, Inc. (a)	4,787	25,371
Rocky Brands, Inc.	1,306	15,084	Arena Pharmaceuticals, Inc. (a)	36,143	52,769
Sequential Brands Group, Inc. (a)	7,426	28,887	ArQule, Inc. (a)	14,883	15,776
Skechers U.S.A., Inc., Class A (a)	21,774	597,696	Array BioPharma, Inc. (a)	27,191	243,088
Steven Madden Ltd. (a)	8,495	327,482	Arrowhead Pharmaceuticals, Inc.
Unifi, Inc. (a)	2,485	70,549	(a)(b)	11,227	20,770
Vera Bradley, Inc. (a)	3,075	28,628	Assembly Biosciences, Inc. (a)	2,704	68,925
Vince Holding Corp. (a)(b)	2,985	4,627	Atara Biotherapeutics, Inc. (a)	3,237	66,520
Weyco Group, Inc.	1,357	38,105	Athersys, Inc. (a)	16,987	29,048
Wolverine World Wide, Inc.	15,101	377,072	AVEO Pharmaceuticals, Inc. (a)	13,305	7,850
		_________________	Avexis, Inc. (a)	3,058	232,500
		6,124,077
			Aviragen Therapeutics, Inc. (a)	9,180	5,983
_______________________________________________________________
Pharmaceuticals & Biotechnology — 5.3%			Bio-Path Holdings, Inc. (a)(b)	16,724	13,832
ACADIA Pharmaceuticals, Inc. (a)	15,263	524,742	Bio-Techne Corp.	5,650	574,322
Accelerate Diagnostics, Inc. (a)	3,723	90,097	BioCryst Pharmaceuticals, Inc. (a)	10,728	90,115
Acceleron Pharma, Inc. (a)	4,714	124,780	BioDelivery Sciences International,
AcelRx Pharmaceuticals, Inc. (a)	6,998	22,044	Inc. (a)(b)	8,009	15,217
Achaogen, Inc. (a)	3,849	97,110	BioMarin Pharmaceutical, Inc. (a)	27,195	2,387,177
Achillion Pharmaceuticals, Inc. (a)	18,775	79,043	Biospecifics Technologies Corp. (a)	943	51,676
Aclaris Therapeutics, Inc. (a)	2,540	75,743	Biotime, Inc. (a)	33,970	117,196
Acorda Therapeutics, Inc. (a)	6,967	146,307	Bioverativ, Inc. (a)	17,687	963,234
Adamas Pharmaceuticals, Inc. (a)	2,439	42,683	Bluebird Bio, Inc. (a)	6,662	605,576
Adamis Pharmaceuticals Corp.			Calithera Biosciences, Inc. (a)	2,540	29,337
(a)(b)	4,970	21,123	Capricor Therapeutics, Inc. (a)(b)	1,665	5,544
Aduro Biotech, Inc. (a)	4,726	50,804	Cara Therapeutics, Inc. (a)(b)	4,726	86,911
Advaxis, Inc. (a)(b)	5,697	46,544	Cascadian Therapeutics, Inc. (a)	19,921	82,473
Adverum Biotechnologies, Inc. (a)	2,724	7,355	CASI Pharmaceuticals, Inc. (a)	7,740	10,991
Aerie Pharmaceuticals, Inc. (a)	5,385	244,210	Catalent, Inc. (a)	19,937	564,616
Aevi Genomic Medicine, Inc. (a)	7,157	13,312	Catalyst Pharmaceutical, Inc. (a)	12,442	24,262
Agenus, Inc. (a)	11,520	43,430	CEL-SCI Corp. (a)	21,543	1,844
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	17

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Pharmaceuticals & Biotechnology (continued)			Pharmaceuticals & Biotechnology (continued)
Celldex Therapeutics, Inc. (a)	14,541	$52,493	Foundation Medicine, Inc. (a)	2,028	$65,403
Cellular Biomedicine Group, Inc.			Galena Biopharma, Inc. (a)	1,385	845
(a)(b)	1,597	18,845	Genocea Biosciences, Inc. (a)	3,917	23,855
Cempra, Inc. (a)	7,488	28,080	Genomic Health, Inc. (a)	2,857	89,967
Cerus Corp. (a)	15,994	71,173	GenVec, Inc. (a)	826	5,006
Charles River Laboratories			Geron Corp. (a)	25,126	57,036
International, Inc. (a)	7,243	651,508	Global Blood Therapeutics, Inc. (a)	6,086	224,269
Chiasma, Inc. (a)	6,599	11,218	GTx, Inc. (a)	1,784	8,670
Chimerix, Inc. (a)	6,230	39,747	Halozyme Therapeutics, Inc. (a)	17,395	225,439
Cleveland BioLabs, Inc. (a)(b)	2,800	4,480	Harvard Bioscience, Inc. (a)	6,840	17,784
Clovis Oncology, Inc. (a)	6,999	445,626	Heat Biologics, Inc. (a)(b)	2,991	2,662
Coherus Biosciences, Inc. (a)	4,633	97,988	Hemispherx Biopharma, Inc. (a)	5,727	3,122
Collegium Pharmaceutical, Inc. (a)	3,841	38,640	Heron Therapeutics, Inc. (a)	10,625	159,375
Concert Pharmaceuticals, Inc. (a)	2,663	45,431	Heska Corp. (a)	963	101,096
ContraVir Pharmaceuticals, Inc.			Histogenics Corp. (a)	1,354	2,342
(a)(b)	18,000	31,860	Horizon Pharma PLC (a)	24,357	359,996
Corbus Pharmaceuticals Holdings,			iBio, Inc. (a)	21,015	9,036
Inc. (a)(b)	6,152	50,754	Idera Pharmaceuticals, Inc. (a)	15,546	38,399
Corcept Therapeutics, Inc. (a)	12,029	131,838	Ignyta, Inc. (a)	6,135	52,761
CorMedix, Inc. (a)	7,588	12,368	Immune Design Corp. (a)	1,494	10,159
CTI BioPharma Corp. (a)(b)	2,641	11,092	ImmunoGen, Inc. (a)(b)	12,865	49,788
Cumberland Pharmaceuticals, Inc.			Immunomedics, Inc. (a)	20,713	134,013
(a)	4,500	31,230	Impax Laboratories, Inc. (a)	10,889	137,746
Curis, Inc. (a)	19,155	53,251	INC Research Holdings, Inc., Class
Cytokinetics, Inc. (a)	6,535	83,975	A (a)	8,229	377,300
CytomX Therapeutics, Inc. (a)	3,758	64,901	Infinity Pharmaceuticals, Inc. (a)	7,013	22,652
Cytori Therapeutics, Inc. (a)	2,594	4,150	Innoviva, Inc. (a)	12,381	171,229
CytRx Corp. (a)(b)	9,758	4,335	Inotek Pharmaceuticals Corp.
Depomed, Inc. (a)	9,157	114,920	(a)(b)	3,215	6,430
Dermira, Inc. (a)	4,023	137,225	Inovio Pharmaceuticals, Inc. (a)	10,866	71,933
Dicerna Pharmaceuticals, Inc. (a)	2,670	9,078	Insmed, Inc. (a)	9,141	160,059
Durect Corp. (a)	19,556	20,534	Insys Therapeutics, Inc. (a)(b)	3,557	37,384
Dynavax Technologies Corp. (a)	6,009	35,754	Intercept Pharmaceuticals, Inc. (a)	2,687	303,900
Eagle Pharmaceuticals, Inc. (a)	1,253	103,924	Intrexon Corp. (a)(b)	9,146	181,274
Edge Therapeutics, Inc. (a)	3,751	34,172	Invitae Corp. (a)	4,225	46,728
Editas Medicine, Inc. (a)	2,530	56,470	InVivo Therapeutics Holdings Corp.
Egalet Corp. (a)(b)	2,864	14,606	(a)(b)	5,769	23,364
Eiger Biopharmaceuticals, Inc. (a)	1,169	13,385	Ionis Pharmaceuticals, Inc. (a)	18,717	752,423
Emergent Biosolutions, Inc. (a)	5,255	152,605	Ironwood Pharmaceuticals, Inc. (a)	19,973	340,739
Enanta Pharmaceuticals, Inc. (a)	2,059	63,417	IsoRay, Inc. (a)	15,938	9,403
Endo International PLC (a)	30,244	337,523	Jazz Pharmaceuticals PLC (a)	9,483	1,376,268
Endocyte, Inc. (a)	7,477	19,216	Juniper Pharmaceuticals, Inc. (a)	2,517	11,956
Enzo Biochem, Inc. (a)	8,028	67,194	KalVista Pharmaceuticals, Inc.
Epizyme, Inc. (a)	6,286	107,805	(a)(b)	258	2,015
Esperion Therapeutics, Inc. (a)	2,194	77,470	Karyopharm Therapeutics, Inc. (a)	3,090	39,676
Exact Sciences Corp. (a)	16,377	386,825	KemPharm, Inc. (a)	4,202	20,590
Exelixis, Inc. (a)	34,745	752,924	Keryx Biopharmaceuticals, Inc.
Fate Therapeutics, Inc. (a)	4,030	18,337	(a)(b)	16,183	99,687
Fibrocell Science, Inc. (a)	1,528	3,056	Kite Pharma, Inc. (a)	7,370	578,471
FibroGen, Inc. (a)	8,044	198,285	La Jolla Pharmaceutical Co. (a)	2,049	61,163
Five Prime Therapeutics, Inc. (a)	4,356	157,469	Lannett Co., Inc. (a)(b)	4,569	102,117
Flex Pharma, Inc. (a)	2,196	9,662	Lexicon Pharmaceuticals, Inc. (a)	6,848	98,200
Flexion Therapeutics, Inc. (a)	3,651	98,248	Ligand Pharmaceuticals, Inc. (a)	2,895	306,407
Fortress Biotech, Inc. (a)	6,807	25,186	Lion Biotechnologies, Inc. (a)	7,492	55,815
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	18

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Pharmaceuticals & Biotechnology (continued)			Pharmaceuticals & Biotechnology (continued)
Loxo Oncology, Inc. (a)	3,358	$141,305	PTC Therapeutics, Inc. (a)	4,711	$46,356
Luminex Corp.	6,445	118,395	Puma Biotechnology, Inc. (a)	4,673	173,836
MacroGenics, Inc. (a)	4,979	92,609	Quintiles IMS Holdings, Inc. (a)	20,171	1,624,371
Madrigal Pharmaceuticals, Inc. (a)	558	8,593	Radius Health, Inc. (a)	5,619	217,174
MannKind Corp. (a)(b)	7,968	11,793	Recro Pharma, Inc. (a)	2,418	21,133
Mast Therapeutics, Inc. (a)	50,199	6,200	REGENXBIO, Inc. (a)	3,300	63,690
Medicines Co. (a)	11,517	563,181	Regulus Therapeutics, Inc. (a)	4,368	7,207
MediciNova, Inc. (a)(b)	4,864	29,135	Repligen Corp. (a)	5,025	176,880
MEI Pharma, Inc. (a)	8,459	13,704	Repros Therapeutics, Inc. (a)	4,528	5,434
Merrimack Pharmaceuticals, Inc.			Retrophin, Inc. (a)	5,293	97,709
(a)	20,058	61,779	Revance Therapeutics, Inc. (a)	3,551	73,861
Microbot Medical, Inc. (a)(b)	245	1,436	Rexahn Pharmaceuticals, Inc.
MiMedx Group, Inc. (a)(b)	15,260	145,428	(a)(b)	44,878	22,888
Minerva Neurosciences, Inc. (a)	2,856	23,134	Rigel Pharmaceuticals, Inc. (a)	16,778	55,535
Mirati Therapeutics, Inc. (a)	4,241	22,053	Sage Therapeutics, Inc. (a)	5,160	366,721
Momenta Pharmaceuticals, Inc. (a)	9,395	125,423	Sangamo Therapeutics, Inc. (a)	10,912	56,742
Myriad Genetics, Inc. (a)	10,288	197,530	Sarepta Therapeutics, Inc. (a)	7,996	236,682
NanoString Technologies, Inc. (a)	2,146	42,641	Sciclone Pharmaceuticals, Inc. (a)	8,444	82,751
NantKwest, Inc. (a)(b)	4,139	14,693	Seattle Genetics, Inc. (a)	15,392	967,541
Nektar Therapeutics (a)	25,270	593,087	Seres Therapeutics, Inc. (a)	3,552	40,031
Neothetics, Inc. (a)(b)	1,616	2,586	Sorrento Therapeutics, Inc. (a)(b)	6,112	24,142
Neuralstem, Inc. (a)(b)	1,335	7,049	Spectrum Pharmaceuticals, Inc. (a)	9,945	64,642
Neurocrine Biosciences, Inc. (a)	13,195	571,343	Stemline Therapeutics, Inc. (a)	3,075	26,291
NewLink Genetics Corp. (a)	3,137	75,602	Sucampo Pharmaceuticals, Inc.,
Novavax, Inc. (a)	41,203	52,740	Class A (a)	4,244	46,684
Ohr Pharmaceutical, Inc. (a)	9,287	7,712	Sunesis Pharmaceuticals, Inc. (a)	2,343	9,606
Omeros Corp. (a)(b)	6,534	98,794	Supernus Pharmaceuticals, Inc. (a)	7,705	241,166
Oncocyte Corp. (a)	478	2,856	Synergy Pharmaceuticals, Inc. (a)	37,825	176,264
OncoMed Pharmaceuticals, Inc. (a)	3,414	31,443	Synthetic Biologics, Inc. (a)	13,497	8,513
Ophthotech Corp. (a)	4,442	16,258	Teligent, Inc. (a)	6,994	54,623
OPKO Health, Inc. (a)	61,846	494,768	Tenax Therapeutics, Inc. (a)(b)	1,873	1,054
Orexigen Therapeutics, Inc. (a)(b)	1,808	6,220	Tetraphase Pharmaceuticals, Inc.
Organovo Holdings, Inc. (a)(b)	12,913	41,063	(a)	6,125	56,289
Otonomy, Inc. (a)	4,226	51,768	TG Therapeutics, Inc. (a)	6,103	71,100
OvaScience, Inc. (a)	5,645	10,556	TherapeuticsMD, Inc. (a)(b)	25,609	184,385
Pacific Biosciences of California,			Theravance Biopharma, Inc. (a)	6,417	236,274
Inc. (a)	11,755	60,773	Threshold Pharmaceuticals, Inc. (a)	10,962	6,248
Pacira Pharmaceuticals, Inc. (a)	5,782	263,659	Titan Pharmaceuticals, Inc. (a)	3,672	12,118
Pain Therapeutics, Inc. (a)	8,736	7,804	Tokai Pharmaceuticals, Inc. (a)(b)	1,487	1,242
Palatin Technologies, Inc. (a)	23,498	7,696	Tonix Pharmaceuticals Holding
Paratek Pharmaceuticals, Inc. (a)	2,653	51,070	Corp. (a)(b)	155	724
PDL BioPharma, Inc.	23,556	53,472	Tracon Pharmaceuticals, Inc. (a)	1,428	5,355
Peregrine Pharmaceuticals, Inc. (a)	35,720	23,361	Trevena, Inc. (a)	7,025	25,782
Pernix Therapeutics Holdings, Inc.			Trovagene, Inc. (a)(b)	5,524	6,353
(a)(b)	763	2,823	Trubion Pharmaceuticals, Inc.	3,113	—
Pfenex, Inc. (a)	2,551	14,821	Ultragenyx Pharmaceutical, Inc. (a)	5,955	403,630
PharmAthene, Inc.	14,512	11,776	United Therapeutics Corp. (a)	7,166	970,133
Portola Pharmaceuticals, Inc. (a)	8,510	333,507	Vanda Pharmaceuticals, Inc. (a)	6,494	90,916
PRA Health Sciences, Inc. (a)	5,912	385,640	Verastem, Inc. (a)	5,333	11,039
Prestige Brands Holdings, Inc. (a)	8,836	490,928	Versartis, Inc. (a)	3,367	71,885
Progenics Pharmaceuticals, Inc. (a)	10,933	103,208	Vical, Inc. (a)	2,976	6,636
Proteon Therapeutics, Inc. (a)(b)	1,374	2,405	Vital Therapies, Inc. (a)	3,761	15,044
Prothena Corp. PLC (a)	5,335	297,640	Vivus, Inc. (a)	17,507	19,608
pSivida Corp. (a)	6,822	11,734	Voyager Therapeutics, Inc. (a)	1,200	15,888
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	19

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Pharmaceuticals & Biotechnology (continued)			Real Estate Investment Trusts (REITs)	(continued)
WaVe Life Sciences Ltd. (a)	1,603	$44,082	Agree Realty Corp.	4,285	$205,509
Windtree Therapeutics, Inc. (a)	2,806	3,199	Alexander's, Inc.	498	215,066
Xencor, Inc. (a)	6,254	149,596	Altisource Residential Corp. (b)	9,073	138,363
XOMA Corp. (a)(b)	1,089	7,743	American Assets Trust, Inc.	5,923	247,818
ZIOPHARM Oncology, Inc. (a)(b)	18,936	120,054	American Campus Communities,
Zogenix, Inc. (a)	4,527	49,118	Inc.	20,116	957,320
		_________________	American Homes 4 Rent, Class A	34,242	786,196
		37,023,224
			Annaly Capital Management, Inc.	154,246	1,713,673
_______________________________________________________________
Real Estate Investment & Services — 1.4%			Anworth Mortgage Asset Corp.	16,369	90,848
AG Mortgage Investment Trust, Inc.	4,544	82,019	Apollo Commercial Real Estate
Alexander & Baldwin, Inc.	7,453	331,808	Finance, Inc.	12,211	229,689
Altisource Portfolio Solutions SA (a)	1,818	66,902	Apple Hospitality REIT, Inc.	26,340	503,094
American Realty Investors, Inc. (a)	1,631	13,081	Arbor Realty Trust, Inc.	9,585	80,322
AV Homes, Inc. (a)	2,544	41,849	Ares Commercial Real Estate Corp.	6,966	93,205
Black Knight Financial Services,			Arlington Asset Investment Corp.,
Inc., Class A (a)	3,577	136,999	Class A	1,883	26,607
Chimera Investment Corp.	25,996	524,599	Armada Hoffler Properties, Inc.	6,546	90,924
Columbia Property Trust, Inc.	18,064	401,924	ARMOUR Residential REIT, Inc.	5,832	132,445
Consolidated-Tomoka Land Co.	1,011	54,129	Ashford Hospitality Prime, Inc.	5,078	53,878
Dynex Capital, Inc.	8,841	62,683	Ashford Hospitality Trust, Inc.	13,385	85,262
Forest City Realty Trust, Inc., Class			Blackstone Mortgage Trust, Inc.,
A	34,419	749,646	Class A	14,099	436,505
Forestar Group, Inc. (a)	4,591	62,667	Bluerock Residential Growth REIT,
Gaming and Leisure Properties,			Inc.	5,761	70,918
Inc.	31,946	1,067,635	Brandywine Realty Trust	26,057	422,905
Hannon Armstrong Sustainable			Brixmor Property Group, Inc.	40,346	865,825
Infrastructure Capital, Inc.	8,464	170,973	BRT Apartments Corp. (a)	3,601	30,176
HFF, Inc., Class A	5,216	144,327	Camden Property Trust	13,463	1,083,233
Howard Hughes Corp. (a)	5,538	649,330	Capstead Mortgage Corp.	13,401	141,247
InfraREIT, Inc.	6,218	111,924	Care Capital Properties, Inc.	12,635	339,502
Jones Lang LaSalle, Inc.	7,034	783,939	CareTrust REIT, Inc.	12,118	203,825
Kennedy-Wilson Holdings, Inc.	13,764	305,561	Catchmark Timber Trust, Inc.,
Marcus & Millichap, Inc. (a)	2,728	67,054	Class A	7,387	85,098
Maui Land & Pineapple Co., Inc. (a)	5,106	59,996	CBL & Associates Properties, Inc.	25,400	242,316
Monogram Residential Trust, Inc.	26,236	261,573	Cedar Realty Trust, Inc.	12,109	60,787
Nationstar Mortgage Holdings, Inc.			Chatham Lodging Trust	6,442	127,229
(a)	5,186	81,731	Chesapeake Lodging Trust	8,980	215,161
Paramount Group, Inc.	27,237	441,512	CIM Commercial Trust Corp.	1,904	30,654
QTS Realty Trust, Inc., Class A	7,599	370,451	Colony NorthStar, Inc., Class A	88,392	1,141,141
RE/MAX Holdings, Inc., Class A	2,929	174,129	Colony Starwood Homes	15,016	509,793
Realogy Holdings Corp.	22,172	660,504	Condor Hospitality Trust, Inc.	151	1,601
Reis, Inc.	1,837	32,882	CoreCivic, Inc.	17,915	562,889
Rexford Industrial Realty, Inc.	12,939	291,386	CorEnergy Infrastructure Trust, Inc.	2,295	77,525
St. Joe Co. (a)	10,898	185,811	Coresite Realty Corp.	5,210	469,160
STORE Capital Corp.	23,739	566,887	Corporate Office Properties Trust	14,392	476,375
Tejon Ranch Co. (a)	2,659	58,206	Cousins Properties, Inc.	65,203	539,229
Xenia Hotels & Resorts, Inc.	15,639	266,958	CubeSmart	28,024	727,503
Zillow Group, Inc., Class A (a)	6,744	228,015	CyrusOne, Inc.	11,372	585,317
Zillow Group, Inc., Class C (a)	18,035	607,238	CYS Investments, Inc.	22,334	177,555
		_________________	DCT Industrial Trust, Inc.	14,305	688,357
		10,116,328
			DDR Corp.	48,692	610,111
_______________________________________________________________
Real Estate Investment Trusts (REITs) — 8.8%			DiamondRock Hospitality Co.	33,993	379,022
Acadia Realty Trust	12,259	368,506	Douglas Emmett, Inc.	22,044	846,490
AGNC Investment Corp.	49,652	987,578	Duke Realty Corp.	54,004	1,418,685
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	20

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Real Estate Investment Trusts (REITs)	(continued)		Real Estate Investment Trusts (REITs)	(continued)
DuPont Fabros Technology, Inc.	11,817	$586,005	Omega Healthcare Investors, Inc.	30,187	$995,869
Easterly Government Properties,			One Liberty Properties, Inc.	3,098	72,369
Inc.	4,683	92,677	Park Hotels & Resorts, Inc.	18,725	480,671
EastGroup Properties, Inc.	4,835	355,518	Parkway, Inc.	8,271	164,510
Education Realty Trust, Inc.	11,089	452,986	Pebblebrook Hotel Trust	12,437	363,285
Empire State Realty Trust, Inc.,			Pennsylvania Real Estate
Class A	19,567	403,863	Investment Trust	10,348	156,669
EPR Properties	10,228	753,088	PennyMac Mortgage Investment
Equity Commonwealth (a)	19,392	605,418	Trust (c)	10,450	185,487
Equity Lifestyle Properties, Inc.	12,508	963,866	Physicians Realty Trust	23,124	459,474
FelCor Lodging Trust, Inc.	19,873	149,246	Piedmont Office Realty Trust, Inc.,
First Industrial Realty Trust, Inc.	17,418	463,841	Class A	21,999	470,339
First Potomac Realty Trust	9,864	101,402	Potlatch Corp.	7,091	324,059
Franklin Street Properties Corp.	15,738	191,059	Preferred Apartment Communities,
Geo Group, Inc.	11,741	544,430	Inc., Class A	5,436	71,810
Getty Realty Corp.	4,438	112,148	PS Business Parks, Inc.	3,004	344,739
Gladstone Commercial Corp.	5,033	104,032	Quality Care Properties, Inc. (a)	14,098	265,888
Global Net Lease, Inc.	9,108	219,321	RAIT Financial Trust	12,466	39,891
Government Properties Income			Ramco-Gershenson Properties
Trust	8,160	170,789	Trust	12,330	172,867
Gramercy Property Trust	23,053	606,294	Rayonier, Inc.	19,634	556,428
Healthcare Realty Trust, Inc.	16,761	544,732	Redwood Trust, Inc.	12,292	204,170
Healthcare Trust of America, Inc.,			Regency Centers Corp.	1	66
Class A	22,778	716,596	Resource Capital Corp.	5,570	54,419
Hersha Hospitality Trust	6,587	123,770	Retail Opportunity Investments
Highwoods Properties, Inc.	15,482	760,631	Corp.	18,131	381,295
Hospitality Properties Trust	24,756	780,557	Retail Properties of America, Inc.,
Hudson Pacific Properties, Inc.	23,986	830,875	Class A	36,165	521,499
Independence Realty Trust, Inc.	13,622	127,638	RLJ Lodging Trust	18,148	426,659
Invesco Mortgage Capital, Inc.	16,844	259,734	RMR Group, Inc., Class A	1,340	66,330
Investors Real Estate Trust	19,805	117,444	Sabra Health Care REIT, Inc.	9,890	276,228
Invitation Homes, Inc. (a)	12,131	264,820	Saul Centers, Inc.	1,841	113,442
iStar, Inc. (a)	11,959	141,116	SBA Communications Corp. (a)	19,303	2,323,502
Kilroy Realty Corp.	15,188	1,094,751	Select Income REIT	9,802	252,794
Kite Realty Group Trust	12,411	266,836	Senior Housing Properties Trust	35,803	725,011
LaSalle Hotel Properties	16,772	485,549	Seritage Growth Properties, Class
Lexington Realty Trust	31,494	314,310	A (b)	3,458	149,213
Liberty Property Trust	22,607	871,500	Silver Bay Realty Trust Corp.	6,204	133,200
Life Storage, Inc.	7,129	585,433	Spirit Realty Capital, Inc.	76,232	772,230
LTC Properties, Inc.	6,172	295,639	STAG Industrial, Inc.	12,673	317,078
Mack-Cali Realty Corp.	13,234	356,524	Starwood Property Trust, Inc.	38,952	879,536
Medical Properties Trust, Inc.	48,184	621,092	Summit Hotel Properties, Inc.	13,782	220,236
MFA Financial, Inc.	53,544	432,636	Sun Communities, Inc.	10,279	825,712
Monmouth Real Estate Investment			Sunstone Hotel Investors, Inc.	34,433	527,858
Corp.	12,241	174,679	Tanger Factory Outlet Centers, Inc.	15,295	501,217
MTGE Investment Corp.	7,285	122,024	Taubman Centers, Inc.	9,740	643,035
National Health Investors, Inc.	5,939	431,350	Terreno Realty Corp.	8,380	234,640
National Retail Properties, Inc.	22,693	989,869	Tier REIT, Inc.	7,404	128,533
National Storage Affiliates Trust	6,068	145,025	Two Harbors Investment Corp.	54,500	522,655
New Residential Investment Corp.	47,775	811,219	UMH Properties, Inc.	5,693	86,591
New Senior Investment Group, Inc.	13,583	138,547	Uniti Group, Inc.	22,376	578,420
New York Mortgage Trust, Inc.	18,994	117,193	Universal Health Realty Income
NexPoint Residential Trust, Inc.	3,178	76,780	Trust	1,725	111,263
NorthStar Realty Europe Corp.	9,768	113,211	Urban Edge Properties	14,864	390,923
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	21

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Real Estate Investment Trusts (REITs)	(continued)		Software & Computer Services (continued)
Urstadt Biddle Properties, Inc.,			Computer Task Group, Inc.	2,432	$13,425
Class A	3,630	$74,633	Conduent, Inc. (a)	25,822	433,293
VEREIT, Inc.	150,932	1,281,413	Cornerstone OnDemand, Inc. (a)	7,793	303,070
Walter Investment Management			Cotiviti Holdings, Inc. (a)	1,973	82,136
Corp. (a)	5,793	6,256	Covisint Corp. (a)	8,788	18,015
Washington Prime Group, Inc.	27,493	238,914	CSG Systems International, Inc.	4,927	186,290
Washington Real Estate			Dell Technologies, Inc., Class V (a)	34,671	2,221,718
Investment Trust	11,952	373,859	Determine, Inc. (a)	2,985	10,209
Weingarten Realty Investors	18,323	611,805	DeVry Education Group, Inc.	8,559	303,417
Western Asset Mortgage Capital			Digimarc Corp. (a)	1,894	51,138
Corp.	7,954	77,711	DST Systems, Inc.	4,914	601,965
Whitestone REIT	5,219	72,231	Ebix, Inc.	3,364	206,045
WP Carey, Inc.	16,358	1,017,795	eGain Corp. (a)	1,227	1,779
		_________________	Ellie Mae, Inc. (a)	5,282	529,626
		61,807,227
			Endurance International Group
_______________________________________________________________
Software & Computer Services — 7.5%			Holdings, Inc. (a)	9,536	74,858
2U, Inc. (a)	6,407	254,102	Envestnet, Inc. (a)	6,555	211,726
A10 Networks, Inc. (a)	6,913	63,254	EPAM Systems, Inc. (a)	7,323	553,033
ACI Worldwide, Inc. (a)	17,713	378,881	Evolving Systems, Inc.	2,275	11,034
Actua Corp. (a)	6,343	89,119	Fair Isaac Corp.	4,791	617,799
Alarm.com Holdings, Inc. (a)	2,074	63,755	FalconStor Software, Inc. (a)	12,659	5,036
Allscripts Healthcare Solutions, Inc.			FireEye, Inc. (a)	22,955	289,463
(a)	28,232	357,982	Five9, Inc. (a)	6,058	99,715
American Software, Inc., Class A	5,062	52,037	Forrester Research, Inc.	1,630	64,792
Angie's List, Inc. (a)	5,706	32,524	Fortinet, Inc. (a)	23,587	904,561
ANSYS, Inc. (a)	13,564	1,449,585	Gartner, Inc. (a)	13,093	1,413,913
Arista Networks, Inc. (a)	6,448	852,877	Gigamon, Inc. (a)	4,621	164,277
Aspen Technology, Inc. (a)	11,975	705,567	GoDaddy, Inc., Class A (a)	7,736	293,194
athenahealth, Inc. (a)	6,362	716,934	Gogo, Inc. (a)(b)	8,869	97,559
Barracuda Networks, Inc. (a)	4,369	100,968	Great Elm Capital Group, Inc. (a)	4,587	15,137
Benefitfocus, Inc. (a)	2,324	64,956	GSE Systems, Inc. (a)	5,963	20,274
Blackbaud, Inc.	7,177	550,261	Guidance Software, Inc. (a)	4,351	25,671
Blucora, Inc. (a)	6,758	116,913	Guidewire Software, Inc. (a)	11,713	659,793
Boingo Wireless, Inc. (a)	6,907	89,722	Hackett Group, Inc.	4,211	82,072
Bottomline Technologies, Inc. (a)	6,070	143,555	Hortonworks, Inc. (a)	6,260	61,411
Box, Inc., Class A (a)	9,161	149,416	HubSpot, Inc. (a)	4,668	282,647
Brightcove, Inc. (a)	5,883	52,359	IAC/InterActiveCorp (a)	11,539	850,655
BroadSoft, Inc. (a)	4,650	186,930	Immersion Corp. (a)	5,072	43,924
CACI International, Inc., Class A (a)	3,899	457,353	Innodata, Inc. (a)	6,741	14,830
Cadence Design Systems, Inc. (a)	45,179	1,418,621	Internap Corp. (a)	9,211	34,265
Calix, Inc. (a)	7,426	53,839	j2 Global, Inc.	7,542	632,849
Callidus Software, Inc. (a)	10,869	232,053	Jive Software, Inc. (a)	9,460	40,678
Castlight Health, Inc., Class B (a)	9,141	33,365	KEYW Holding Corp. (a)	6,373	60,161
CDW Corp.	24,959	1,440,384	Leidos Holdings, Inc.	22,407	1,145,894
ChannelAdvisor Corp. (a)	4,783	53,330	Limelight Networks, Inc. (a)	11,498	29,665
Ciber, Inc. (a)	11,476	4,590	LivePerson, Inc. (a)	8,346	57,170
Cogent Communications Holdings,			LogMeIn, Inc.	8,216	801,060
Inc.	5,978	257,353	Manhattan Associates, Inc. (a)	10,859	565,211
CommerceHub, Inc., Series A (a)	2,884	44,644	Mastech Holdings, Inc. (a)	1,020	7,456
CommerceHub, Inc., Series C (a)	2,799	43,468	Match Group, Inc. (a)(b)	6,727	109,852
CommVault Systems, Inc. (a)	6,399	325,069	Medidata Solutions, Inc. (a)	9,003	519,383
Computer Programs & Systems,			MeetMe, Inc. (a)	8,480	49,947
Inc.	1,686	47,208	MicroStrategy, Inc., Class A (a)	1,631	306,302
Computer Sciences Corp.	21,786	1,503,452	MINDBODY, Inc., Class A (a)	3,299	90,558
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	22

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Software & Computer Services (continued)			Software & Computer Services (continued)
Mitek Systems, Inc. (a)	6,170	$41,031	VASCO Data Security International,
MobileIron, Inc. (a)	8,172	35,548	Inc. (a)	4,683	$63,220
Model N, Inc. (a)	4,111	42,960	Vectrus, Inc. (a)	1,852	41,392
Monotype Imaging Holdings, Inc.	6,127	123,153	Veeva Systems, Inc., Class A (a)	15,648	802,429
Netscout Systems, Inc. (a)	14,040	532,818	Verint Systems, Inc. (a)	10,922	473,742
New Relic, Inc. (a)	4,759	176,416	VirnetX Holding Corp. (a)(b)	6,877	15,817
NIC, Inc.	9,602	193,960	Virtusa Corp. (a)	4,107	124,114
Nuance Communications, Inc. (a)	40,375	698,891	VMware, Inc., Class A (a)	11,217	1,033,534
Palo Alto Networks, Inc. (a)	14,297	1,610,986	Web.com Group, Inc. (a)	8,012	154,632
Paycom Software, Inc. (a)	6,619	380,659	Workday, Inc., Class A (a)	19,169	1,596,394
PC-Tel, Inc.	4,538	32,311	Workiva, Inc. (a)	3,410	53,367
PDF Solutions, Inc. (a)	4,645	105,070	Zendesk, Inc. (a)	12,765	357,931
Pegasystems, Inc.	5,608	245,911	Zix Corp. (a)	10,588	50,928
Perficient, Inc. (a)	5,910	102,598	Zynga, Inc., Class A (a)	116,831	332,968
Premier, Inc., Class A (a)	8,583	273,197			_______________
					52,806,758
Progress Software Corp.	7,313	212,443
			______________________________________________________________
Proofpoint, Inc. (a)	6,680	496,725	Support Services — 4.1%
PROS Holdings, Inc. (a)	4,092	98,985	ABM Industries, Inc.	8,327	363,057
PTC, Inc. (a)	17,897	940,487	Acacia Research Corp. (a)	8,239	47,374
Q2 Holdings, Inc. (a)	4,257	148,356	Advanced Disposal Services, Inc.
QAD, Inc., Class A	906	25,232	(a)	3,133	70,806
QAD, Inc., Class B	1,021	24,484	Advisory Board Co. (a)	6,250	292,500
Quality Systems, Inc. (a)	6,990	106,528	Amdocs Ltd.	23,214	1,415,822
Qualys, Inc. (a)	4,507	170,815	AMN Healthcare Services, Inc. (a)	7,750	314,650
RealPage, Inc. (a)	8,368	292,043	Applied Industrial Technologies,
Rightside Group Ltd. (a)	2,809	27,865	Inc.	6,349	392,686
RigNet, Inc. (a)	2,435	52,231	ARC Document Solutions, Inc. (a)	6,901	23,808
RingCentral, Inc., Class A (a)	9,479	268,256	Barnes Group, Inc.	8,491	435,928
Rocket Fuel, Inc. (a)(b)	5,595	29,989	Barrett Business Services, Inc.	1,189	64,943
Rosetta Stone, Inc. (a)	3,678	35,861	Bazaarvoice, Inc. (a)	12,100	52,030
Science Applications International			Black Box Corp.	2,668	23,879
Corp.	6,999	520,726	Booz Allen Hamilton Holding Corp.	23,420	828,834
ServiceNow, Inc. (a)	25,690	2,247,104	Brink's Co.	7,345	392,590
Shutterstock, Inc. (a)	2,987	123,512	Broadridge Financial Solutions,
Silver Spring Networks, Inc. (a)	6,698	75,620	Inc.	18,537	1,259,589
Smith Micro Software, Inc. (a)	3,086	2,870	Cardtronics PLC, Class A (a)	7,594	355,019
SoftBrands, Inc.	114	—	Cartesian, Inc. (a)	2,116	1,756
Splunk, Inc. (a)	21,380	1,331,760	Casella Waste Systems, Inc., Class
SPS Commerce, Inc. (a)	2,618	153,127	A (a)	7,582	106,982
Square, Inc., Class A (a)	2,654	45,861	Cass Information Systems, Inc.	1,314	86,855
SS&C Technologies Holdings, Inc.	26,496	937,958	CBIZ, Inc. (a)	9,058	122,736
Support.com, Inc. (a)	5,782	12,691	CDI Corp. (a)	1,891	16,168
Synchronoss Technologies, Inc. (a)	6,422	156,697	CEB, Inc.	5,626	442,204
Syntel, Inc.	4,141	69,693	Cenveo, Inc. (a)	1,842	9,247
Tableau Software, Inc., Class A (a)	9,222	456,950	Clean Harbors, Inc. (a)	8,279	460,478
TeleNav, Inc. (a)	5,854	50,637	Comfort Systems USA, Inc.	5,684	208,319
TiVo Corp.	18,079	338,981	Convergys Corp.	14,425	305,089
Twilio, Inc. (a)	3,381	97,609	CoreLogic, Inc. (a)	13,193	537,219
Twitter, Inc. (a)	94,597	1,414,225	CoStar Group, Inc. (a)	5,068	1,050,191
Tyler Technologies, Inc. (a)	5,214	805,876	CRA International, Inc.	1,412	49,886
Ultimate Software Group, Inc. (a)	4,533	884,887	Crawford & Co., Class B	3,693	37,041
Unisys Corp. (a)	7,423	103,551	Cross Country Healthcare, Inc. (a)	5,168	74,212
Vantiv, Inc., Class A (a)	25,023	1,604,475	Deluxe Corp.	7,253	523,449
Varonis Systems, Inc. (a)	2,808	89,294	DHI Group, Inc. (a)	8,680	34,286
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	23

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Support Services (continued)			Support Services (continued)
DigitalGlobe, Inc. (a)	9,636	$315,579	Perma-Fix Environmental Services
Donnelley Financial Solutions, Inc.			(a)	4,810	$15,152
(a)	3,992	77,006	Pitney Bowes, Inc.	28,398	372,298
DXP Enterprises, Inc. (a)	2,735	103,574	Planet Payment, Inc. (a)	9,438	37,563
Ennis, Inc.	3,906	66,402	Power Solutions International, Inc.
Essendant, Inc.	5,328	80,719	(a)(b)	815	8,223
Euronet Worldwide, Inc. (a)	8,232	704,001	PRGX Global, Inc. (a)	6,115	39,136
Everi Holdings, Inc. (a)	10,402	49,826	Quad/Graphics, Inc.	4,359	110,021
EVERTEC, Inc.	9,459	150,398	Quest Resource Holding Corp. (a)	2,241	5,177
Evolent Health, Inc., Class A (a)	2,726	60,790	Resources Connection, Inc.	4,605	77,134
ExlService Holdings, Inc. (a)	5,026	238,031	RPX Corp. (a)	8,380	100,560
ExOne Co. (a)(b)	1,784	18,179	RR Donnelley & Sons Co.	10,646	128,923
Exponent, Inc.	3,885	231,352	Schnitzer Steel Industries, Inc.,
First Data Corp., Class A (a)	30,401	471,215	Class A	4,015	82,910
FleetCor Technologies, Inc. (a)	14,298	2,165,146	ServiceSource International, Inc.
Franklin Covey Co. (a)	2,677	54,075	(a)	10,518	40,810
Frontline Capital Group (a)	300	—	Sharps Compliance Corp. (a)	3,499	16,655
FTI Consulting, Inc. (a)	7,409	305,029	StarTek, Inc. (a)	3,340	29,025
Genpact Ltd.	21,598	534,766	Sykes Enterprises, Inc. (a)	5,857	172,196
GP Strategies Corp. (a)	2,813	71,169	Team, Inc. (a)	4,703	127,216
HD Supply Holdings, Inc. (a)	31,523	1,296,383	TeleTech Holdings, Inc.	2,549	75,450
Heidrick & Struggles International,			Tetra Tech, Inc.	8,976	366,670
Inc.	2,753	72,542	TransUnion (a)	16,529	633,887
Heritage-Crystal Clean, Inc. (a)	3,226	44,196	TriNet Group, Inc. (a)	5,713	165,106
Hudson Global, Inc.	7,493	9,441	TrueBlue, Inc. (a)	6,460	176,681
Huron Consulting Group, Inc. (a)	3,240	136,404	U.S. Ecology, Inc.	3,348	156,854
ICF International, Inc. (a)	3,065	126,585	UniFirst Corp.	2,344	331,559
Imperva, Inc. (a)	4,450	182,673	Universal Technical Institute, Inc.	3,377	11,651
InnerWorkings, Inc. (a)	7,279	72,499	Viad Corp.	3,107	140,436
Inovalon Holdings, Inc., Class A			WageWorks, Inc. (a)	5,921	428,088
(a)(b)	10,521	132,565	WEX, Inc. (a)	6,113	632,695
Insperity, Inc.	2,827	250,614			_______________
					28,498,495
Jack Henry & Associates, Inc.	12,124	1,128,744
			______________________________________________________________
Kaman Corp.	3,995	192,279	Technology Hardware & Equipment — 4.5%
Kelly Services, Inc., Class A	4,059	88,730	3D Systems Corp. (a)	15,956	238,702
Kforce, Inc.	3,944	93,670	Acacia Communications, Inc. (a)(b)	2,280	133,654
Korn/Ferry International	10,107	318,269	ADTRAN, Inc.	7,492	155,459
LSC Communications, Inc.	3,992	100,439	Advanced Energy Industries, Inc.
ManpowerGroup, Inc.	10,425	1,069,292	(a)	6,210	425,758
MAXIMUS, Inc.	10,231	636,368	Agilysys, Inc. (a)	3,119	29,475
McGrath RentCorp	3,639	122,161	Alpha & Omega Semiconductor
Mistras Group, Inc. (a)	2,701	57,747	Ltd. (a)	2,913	50,074
Mobile Mini, Inc.	6,403	195,292	Amkor Technology, Inc. (a)	18,642	216,061
ModusLink Global Solutions, Inc.			Amtech Systems, Inc. (a)	2,148	11,814
(a)	9,568	17,222	Applied Optoelectronics, Inc. (a)	2,758	154,862
MSC Industrial Direct Co., Inc.,			ARRIS International PLC (a)	30,626	810,058
Class A	7,060	725,486	Axcelis Technologies, Inc. (a)	4,811	90,447
Navigant Consulting, Inc. (a)	7,309	167,084	Brocade Communications
NeuStar, Inc., Class A (a)	7,934	263,012	Systems, Inc.	63,429	791,594
Odyssey Marine Exploration, Inc.			Brooks Automation, Inc.	10,683	239,299
(a)(b)	2,444	9,629	Cabot Microelectronics Corp.	4,270	327,125
On Assignment, Inc. (a)	7,474	362,713	CalAmp Corp. (a)	5,908	99,195
Park-Ohio Holdings Corp.	1,321	47,490	Cavium, Inc. (a)	10,511	753,218
			CEVA, Inc. (a)	3,467	123,078
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	24

Schedule of Investments (continued)	Master Extended Market Index Series
Common Stocks	Shares	Value	Common Stocks	Shares	Value
_______________________________________________________________			______________________________________________________________
Technology Hardware & Equipment (continued)			Technology Hardware & Equipment (continued)
Ciena Corp. (a)	22,691	$535,735	Mercury Systems, Inc. (a)	8,706	$339,969
Cirrus Logic, Inc. (a)	9,750	591,727	Microsemi Corp. (a)	17,514	902,496
Clearfield, Inc. (a)	2,370	38,987	MKS Instruments, Inc.	8,485	583,344
Cohu, Inc.	4,081	75,335	Monolithic Power Systems, Inc.	5,621	517,694
CommScope Holding Co., Inc. (a)	30,439	1,269,611	MoSys, Inc. (a)(b)	1,465	3,062
Comtech Telecommunications			Nanometrics, Inc. (a)	4,363	132,897
Corp.	3,715	54,759	NCR Corp. (a)	19,117	873,265
Concurrent Computer Corp.	3,805	18,492	Neonode, Inc. (a)	12,904	20,646
Cray, Inc. (a)	6,048	132,451	NeoPhotonics Corp. (a)	4,903	44,176
Cree, Inc. (a)	14,947	399,533	NETGEAR, Inc. (a)	5,677	281,295
Cypress Semiconductor Corp.	53,019	729,541	Nimble Storage, Inc. (a)	9,701	121,262
Dataram Corp. (a)(b)	297	342	Oclaro, Inc. (a)	20,414	200,465
Diebold Nixdorf, Inc.	12,634	387,864	ON Semiconductor Corp. (a)	66,007	1,022,448
Digi International, Inc. (a)	4,719	56,156	Optical Cable Corp. (a)	1,750	5,338
Diodes, Inc. (a)	5,690	136,844	PAR Technology Corp. (a)	3,332	23,890
DSP Group, Inc. (a)	4,564	54,768	ParkerVision, Inc. (a)(b)	4,644	9,242
Dycom Industries, Inc. (a)	5,090	473,115	PC Connection, Inc.	1,900	56,601
EchoStar Corp., Class A (a)	7,058	401,953	Pendrell Corp. (a)	2,899	18,844
Electronics for Imaging, Inc. (a)	7,109	347,132	Photronics, Inc. (a)	10,897	116,598
Emcore Corp.	4,624	41,616	Pixelworks, Inc. (a)	5,286	24,633
Entegris, Inc. (a)	21,468	502,351	Plantronics, Inc.	5,004	270,766
ePlus, Inc. (a)	1,102	148,825	Power Integrations, Inc.	4,369	287,262
Exar Corp. (a)	7,831	101,881	Pure Storage, Inc., Class A (a)	12,858	126,394
Extreme Networks, Inc. (a)	24,986	187,645	Quantum Corp. (a)	45,364	39,467
Finisar Corp. (a)	17,636	482,168	QuickLogic Corp. (a)	9,826	17,490
First Solar, Inc. (a)	12,072	327,151	Qumu Corp. (a)	2,149	5,974
FormFactor, Inc. (a)	11,782	139,617	Rambus, Inc. (a)	16,362	214,997
GigPeak, Inc. (a)	13,467	41,478	Rudolph Technologies, Inc. (a)	5,365	120,176
GSI Technology, Inc. (a)	4,254	37,010	ScanSource, Inc. (a)	3,608	141,614
Harmonic, Inc. (a)	12,042	71,650	Seachange International, Inc. (a)	7,106	17,623
ID Systems, Inc. (a)	3,541	22,415	Semtech Corp. (a)	9,792	330,970
Identiv, Inc. (a)	3,365	23,757	ShoreTel, Inc. (a)	10,755	66,143
Infinera Corp. (a)	22,378	228,927	Sigma Designs, Inc. (a)	6,054	37,838
Inphi Corp. (a)	5,706	278,567	Silicon Laboratories, Inc. (a)	6,872	505,436
Insight Enterprises, Inc. (a)	5,507	226,283	Sonic Foundry, Inc. (a)	2,214	11,026
Integrated Device Technology, Inc.			Sonus Networks, Inc. (a)	8,411	55,428
(a)	20,498	485,188	Sunworks, Inc. (a)(b)	4,851	7,374
InterDigital, Inc.	5,491	473,873	Super Micro Computer, Inc. (a)	6,046	153,266
Intra-Cellular Therapies, Inc. (a)	5,242	85,182	Synaptics, Inc. (a)	5,190	256,957
InvenSense, Inc. (a)	13,867	175,140	SYNNEX Corp.	4,401	492,648
Ixia (a)	10,186	200,155	Systemax, Inc.	1,844	20,450
IXYS Corp.	3,911	56,905	Tech Data Corp. (a)	5,204	488,656
Kopin Corp. (a)	11,813	48,433	Teradyne, Inc.	31,647	984,222
Kulicke & Soffa Industries, Inc. (a)	10,388	211,084	TransAct Technologies, Inc.	2,692	21,805
KVH Industries, Inc. (a)	2,945	24,738	TransEnterix, Inc. (a)(b)	10,957	13,258
Lantronix, Inc. (a)	9,095	35,289	Ubiquiti Networks, Inc. (a)	3,998	200,939
Lattice Semiconductor Corp. (a)	19,222	133,016	Ultra Clean Holdings, Inc. (a)	5,086	85,801
Loral Space & Communications,			Ultratech, Inc. (a)	3,837	113,652
Inc. (a)	1,784	70,290	USA Technologies, Inc. (a)	7,417	31,522
LRAD Corp.	8,678	13,104	VeriFone Systems, Inc. (a)	18,810	352,311
Lumentum Holdings, Inc. (a)	8,998	480,043	ViaSat, Inc. (a)	8,405	536,407
Marvell Technology Group Ltd.	69,768	1,064,660	Viavi Solutions, Inc. (a)	36,093	386,917
Maxim Integrated Products, Inc.	44,823	2,015,242	Vocera Communications, Inc. (a)	4,197	104,212
MaxLinear, Inc., Class A (a)	8,148	228,551	VOXX International Corp. (a)	4,073	21,180
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	25

Schedule of Investments (continued)

Common Stocks	Shares	Value
_______________________________________________________________
Technology Hardware & Equipment (continued)
West Corp.	7,325	$178,876
Xcerra Corp. (a)	9,468	84,171
Xperi Corp.	7,141	242,437
		_________________
		31,340,282
_______________________________________________________________
Tobacco — 0.1%
Alliance One International, Inc. (a)	1,357	17,437
Schweitzer-Mauduit International,
Inc.	4,407	182,538
Universal Corp.	4,521	319,861
Vector Group Ltd.	14,824	308,339
		_________________
		828,175
_______________________________________________________________
Travel & Leisure — 4.8%
Allegiant Travel Co.	1,928	308,962
AMC Entertainment Holdings, Inc.,
Class A	9,009	283,333
Aramark	38,126	1,405,706
Avis Budget Group, Inc. (a)	13,453	397,940
Belmond Ltd., Class A (a)	12,500	151,250
Biglari Holdings, Inc. (a)	187	80,780
BJ's Restaurants, Inc. (a)	3,216	129,926
Bloomin' Brands, Inc.	16,524	326,019
Bob Evans Farms, Inc.	3,169	205,573
Boyd Gaming Corp. (a)	12,688	279,263
Bravo Brio Restaurant Group, Inc.
(a)	3,322	16,942
Brinker International, Inc.	7,527	330,887
Buffalo Wild Wings, Inc. (a)	2,751	420,215
Caesars Entertainment Corp. (a)(b)	8,936	85,339
Carrols Restaurant Group, Inc. (a)	6,109	86,442
Century Casinos, Inc. (a)	6,355	48,044
Cheesecake Factory, Inc.	6,609	418,746
Choice Hotels International, Inc.	5,449	341,107
Churchill Downs, Inc.	1,973	313,411
Chuy's Holdings, Inc. (a)	2,773	82,635
Cinemark Holdings, Inc.	16,076	712,810
ClubCorp Holdings, Inc.	9,819	157,595
Cracker Barrel Old Country Store,
Inc. (b)	3,588	571,389
Dave & Buster's Entertainment,
Inc. (a)	5,755	351,573
Del Frisco's Restaurant Group, Inc.
(a)	4,306	77,723
Del Taco Restaurants, Inc. (a)	6,237	82,703
Denny's Corp. (a)	12,272	151,805
DineEquity, Inc.	2,576	140,186
Domino's Pizza, Inc.	7,452	1,373,404
Dover Downs Gaming &
Entertainment, Inc. (a)	6,916	7,262
Dover Motorsports, Inc.	1,592	3,502
Drive Shack, Inc.	11,272	46,779
Dunkin' Brands Group, Inc.	14,048	768,145
El Pollo Loco Holdings, Inc. (a)	3,382	40,415

Master Extended Market Index Series

Common Stocks	Shares	Value
______________________________________________________________
Travel & Leisure (continued)
Eldorado Resorts, Inc. (a)	4,161	$78,747
Empire Resorts, Inc. (a)	827	20,055
Entertainment Gaming Asia, Inc.	791
(a)		1,345
Extended Stay America, Inc.	20,332	324,092
Famous Dave's Of America, Inc. (a)	1,498	5,767
Fiesta Restaurant Group, Inc. (a)	4,111	99,486
Four Corners Property Trust, Inc.	10,488	239,441
Full House Resorts, Inc. (a)	8,160	19,829
Gaming Partners International
Corp.	1,026	10,260
Habit Restaurants, Inc., Class A (a)	2,486	44,002
Hawaiian Holdings, Inc. (a)	8,543	396,822
Herc Holdings, Inc. (a)	3,841	187,786
Hertz Global Holdings, Inc. (a)	11,270	197,676
Hilton Grand Vacations, Inc. (a)	9,502	272,327
Hilton Worldwide Holdings, Inc.	29,296	1,712,644
Hyatt Hotels Corp., Class A (a)	6,088	328,630
ILG, Inc.	15,784	330,833
International Speedway Corp.,
Class A	3,864	142,775
Isle of Capri Casinos, Inc. (a)	5,369	141,527
J Alexander's Holdings, Inc. (a)	4,126	41,466
Jack in the Box, Inc.	4,878	496,190
Jamba, Inc. (a)	3,045	27,557
JetBlue Airways Corp. (a)	50,912	1,049,296
La Quinta Holdings, Inc. (a)	12,475	168,662
Las Vegas Sands Corp.	56,395	3,218,463
Liberty Braves Group, Class A (a)	2,717	65,045
Liberty Braves Group, Class C (a)	5,069	119,882
Liberty Expedia Holdings, Inc.,
Class A (a)	8,378	381,031
Liberty TripAdvisor Holdings, Inc.,
Series A (a)	10,940	154,254
Luby's, Inc. (a)	5,639	17,537
Madison Square Garden Co., Class
A (a)	2,274	454,141
Marcus Corp.	3,067	98,451
Marriott Vacations Worldwide Corp.	3,630	362,746
MGM Resorts International	74,786	2,049,136
Monarch Casino & Resort, Inc. (a)	2,088	61,680
Noodles & Co. (a)(b)	3,634	20,896
Norwegian Cruise Line Holdings
Ltd. (a)	25,223	1,279,563
Panera Bread Co., Class A (a)	3,451	903,713
Papa John's International, Inc.	4,041	323,442
Penn National Gaming, Inc. (a)	11,873	218,819
Pinnacle Entertainment, Inc. (a)	9,766	190,632
Planet Fitness, Inc., Class A	8,482	163,448
Potbelly Corp. (a)	4,799	66,706
RCI Hospitality Holdings, Inc.	2,654	45,967
Reading International, Inc., Class A
(a)	2,601	40,420
Red Lion Hotels Corp. (a)	5,052	35,617
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	26

Schedule of Investments (continued)

Common Stocks		Shares	Value
_______________________________________________________________
Travel & Leisure	(continued)
Red Robin Gourmet Burgers, Inc.
(a)		1,864	$108,951
Red Rock Resorts, Inc., Class A		4,813	106,752
Regal Entertainment Group, Class
A		16,050	362,409
Ruby Tuesday, Inc. (a)		10,132	28,471
Ruth's Hospitality Group, Inc.		4,841	97,062
Ryman Hospitality Properties, Inc.		7,679	474,793
Sabre Corp.		33,436	708,509
Scientific Games Corp., Class A (a)		7,878	186,315
SeaWorld Entertainment, Inc.		9,937	181,549
Shake Shack, Inc., Class A (a)		2,951	98,563
Six Flags Entertainment Corp.		12,972	771,704
SkyWest, Inc.		7,663	262,458
Sonic Corp.		7,093	179,878
Speedway Motorsports, Inc.		1,762	33,196
Spirit Airlines, Inc. (a)		10,544	559,570
Texas Roadhouse, Inc.		9,590	427,043
Town Sports International
Holdings, Inc. (a)		5,154	18,297
Travelport Worldwide Ltd.		19,914	234,388
Travelzoo, Inc. (a)		2,100	20,265
Vail Resorts, Inc.		6,235	1,196,496
Wendy's Co.		30,432	414,180
Wingstop, Inc.		5,041	142,559
World Wrestling Entertainment,
Inc., Class A		5,646	125,454
Zoe's Kitchen, Inc. (a)		3,126	57,831
			_________________
			33,603,308
_______________________________________________________________
Total Common Stocks - 98.4%			690,714,178
_______________________________________________________________

		Beneficial
Other Interests (d)		Interest
		(000)
_______________________________________________________________
Pharmaceuticals & Biotechnology — 0.0%
Merck KGaA		$3	—

_______________________________________________________________

Notes to Schedule of Investments

Master Extended Market Index Series

	Beneficial
	Interest
Other Interests (d)	(000)	Value
______________________________________________________________
Real Estate Investment Trusts (REITs) — 0.0%
AmeriVest Properties, Inc.	$4	—
______________________________________________________________
Technology Hardware & Equipment — 0.0%
Gerber Scientific, Inc.	4	$45
______________________________________________________________
Travel & Leisure — 0.0%
FRD Acquisition Co.	13	—
______________________________________________________________
Total Other Interests - 0.0%		45
______________________________________________________________

Rights — 0.0%	Shares
______________________________________________________________
Pharmaceuticals & Biotechnology — 0.0%
Dyax Corp. (a)	21,860	50,059
______________________________________________________________
Total Long-Term Investments
(Cost — $447,721,881) — 98.4%		690,764,282
______________________________________________________________

Short-Term Securities
______________________________________________________________
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.60% (c)(e)	9,887,626	9,887,626
SL Liquidity Series, LLC, Money
Market Series, 1.02% (c)(e)(f)	8,325,571	8,326,404
______________________________________________________________
Total Short-Term Securities
(Cost — $18,213,721) — 2.6%		18,214,030
______________________________________________________________
Total Investments
(Cost — $465,935,602*) — 101.0%		708,978,312
Liabilities in Excess of Other Assets — (1.0)%		(6,851,346)
		_____________
Net Assets — 100.0%		$702,126,966
		_____________

*As of March 31, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$468,749,781
_______________
Gross unrealized appreciation	$291,437,195
Gross unrealized depreciation	(51,208,664)
_______________
Net unrealized appreciation	$240,228,531
_______________

(a)Non-income producing security.

(b)Security, or a portion of the security, is on loan.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	27

Schedule of Investments (continued)	Master Extended Market Index Series

(c)During the period ended March 31, 2017, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

_______________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

	Shares			Shares				Change in
	Held at			Held at	Value at		Net	Unrealized
	December 31,	Shares	Shares	March 31,	March 31,		Realized	Appreciation
Affiliate	2016	Purchased	Sold	2017	2017	Income	Loss	(Depreciation)

_______________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________________

BlackRock Liquidity
Funds, T-Fund,
Institutional Class	10,850,139	—	(962,513)1	9,887,626	$ 9,887,626	$13,922	—	—
PennyMac Mortgage
Investment Trust	10,450	—	—	10,450	185,487	4,912	—	$14,421
SL Liquidity Series, LLC,
Money Market Series	5,565,324	2,760,2472	— 8,325,571		8,326,404	117,3753	$(262)	(79)
Total					$18,399,517	$136,209	$(262)$	14,342

1Represents net shares sold.

2Represents net shares purchased.

3Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)Current yield as of period end.

(f)Security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts			Notional	Unrealized
Long	Issue	Expiration	Value	Appreciation
76	Russell 2000 Mini Index	June 2017	$5,260,720	$38,933
35	S&P MidCap 400 E-Mini Index	June 2017	$6,013,700	5,477
Total				$44,410

Portfolio Abbreviation
REIT	Real Estate Investment Trust
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	28

Schedule of Investments (continued)	Master Extended Market Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series' own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the "Global Valuation Committee") in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series' policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series' policy regarding valuation of investments and derivative financial instruments, refer to the Series' most recent financial statements as contained in its annual report.

The following tables summarize the Series' investments and derivative financial instruments categorized in the disclosure hierarchy:

_______________________________ _______________________________ _______________________________ _____________________________

	Level 1	Level 2	Level 3	Total
_______________________________ _______________________________ _______________________________ _____________________________
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$11,441,535	—	—	$11,441,535
Alternative Energy	714,678	—	—	714,678
Automobiles & Parts	15,900,468	—	—	15,900,468
Banks	55,097,877	—	—	55,097,877
Beverages	597,533	—	—	597,533
Chemicals	20,338,649	—	—	20,338,649
Construction & Materials	18,134,741	—	—	18,134,741
Electricity	8,354,122	—	—	8,354,122
Electronic & Electrical
Equipment	21,898,624	—	—	21,898,624
Financial Services	30,219,958	—	—	30,219,958
Fixed Line
Telecommunications	2,206,054	—	—	2,206,054
Food & Drug Retailers	3,787,604	—	—	3,787,604
Food Producers	16,222,738	—	—	16,222,738
Forestry & Paper	1,457,812	—	—	1,457,812
Gas, Water & Multi-Utilities	10,527,515	—	—	10,527,515
QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	29

Schedule of Investments (concluded)	Master Extended Market Index Series
General Industrials	10,945,036	—	—	10,945,036
General Retailers	28,022,419	—	—	28,022,419
Health Care Equipment &
Services	31,285,593	—	—	31,285,593
Household Goods & Home
Construction	10,227,077	—	—	10,227,077
Industrial Engineering	21,608,494	—	—	21,608,494
Industrial Metals & Mining	6,546,167	$28,021	—	6,574,188
Industrial Transportation	8,706,255	—	—	8,706,255
Leisure Goods	5,910,810	—	—	5,910,810
Life Insurance	2,475,121	—	—	2,475,121
Media	23,861,279	—	—	23,861,279
Mining	3,645,519	—	—	3,645,519
Mobile
Telecommunications	5,012,989	—	—	5,012,989
Nonlife Insurance	24,912,005	—	—	24,912,005
Oil & Gas Producers	19,115,756	—	—	19,115,756
Oil Equipment, Services &
Distribution	9,363,855	—	—	9,363,855
Personal Goods	6,124,077	—	—	6,124,077
Pharmaceuticals &
Biotechnology	37,023,224	—	—	37,023,224
Real Estate Investment &
Services	10,116,328	—	—	10,116,328
Real Estate Investment
Trusts (REITs)	61,807,227	—	—	61,807,227
Software & Computer
Services	52,806,758	—	—	52,806,758
Support Services	28,498,495	—	—	28,498,495
Technology Hardware &
Equipment	31,340,282	—	—	31,340,282
Tobacco	828,175	—	—	828,175
Travel & Leisure	33,603,308	—	—	33,603,308
Other Interests:
Technology Hardware &
Equipment	—	—	$45	45
Rights:
Pharmaceuticals &
Biotechnology	—	—	50,059	50,059
Short-Term Securities	9,887,626	—	—	9,887,626
Subtotal	$700,573,783	$28,021	$50,104	$700,651,908
Investments valued at NAV1				8,326,404
Total				$708,978,312

Derivative Financial Instruments 2
Assets:
Equity contracts	$44,410	—	—	$44,410

1As of March 31, 2017, certain of the Series' investments were valued using NAV per share as no quoted market value is available and have been excluded from the fair value hierarchy.

2Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2017, there were no transfers between levels.

QUANTITATIVE MASTER SERIES LLC	MARCH 31, 2017	30

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2017 (unaudited)

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Extended Market Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund's primary investment objective is to seek to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones U.S. Completion Total Stock Market Index.

USAA Asset Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series (the Series) of the Quantitative Master Series LLC (Master LLC), which is a separate open-end investment management company advised by BlackRock Advisors, LLC (BlackRock), with a substantially similar investment objective.

Fund investment – At March 31, 2017, the Fund's investment in the Series was $701,674,248, at value, representing 99.9% of the Series. The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series.

Fair value measurements – Refer to the Schedule of Investments of the Series for a discussion of fair value measurements and a summary of the inputs used to value the Series' assets.

Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

31 | USAA Extended Market Index Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA FLEXIBLE INCOME FUND

MARCH 31, 2017

(Form N-Q)

97758-0517	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Flexible Income Fund

March 31, 2017 (unaudited)

Principal				Market
Amount	Coupon			Value
(000)	Security	Rate	Maturity	(000)
	BONDS (55.9%)
	CORPORATE OBLIGATIONS (15.1%)
	Consumer Discretionary (1.0%)
	Department Stores (1.0%)
$1,000	Neiman Marcus Group Ltd., LLC (o)	4.25%	10/25/2020	$807
	Consumer Staples (1.1%)
	Food Retail (1.1%)
1,000	BI-LO, LLC & BI-LO Finance Corp. (a)	9.25	2/15/2019	869
	Energy (3.8%)
	Oil & Gas Drilling (0.6%)
3,648	Schahin II Finance Co. SPV Ltd. (a),(b)	5.88	9/25/2023	456
	Oil & Gas Storage & Transportation (3.2%)
1,000	Enterprise Products Operating, LLC (c)	7.00 (d)	6/01/2067	930
2,000	Southern Union Co. (c)	4.05 (d)	11/01/2066	1,620
				2,550
	Total Energy			3,006
	Financials (2.2%)
	Property & Casualty Insurance (2.2%)
2,000	Oil Insurance Ltd. (a),(c)	4.13 (d)	-(e)	1,720
	Health Care (1.1%)
	Health Care Facilities (1.1%)
1,000	Community Health Systems, Inc.	6.88	2/01/2022	864
	Real Estate (1.4%)
	Real Estate Development (1.4%)
1,000	Crescent Communities, LLC & Crescent
	Ventures, Inc. (a)	8.88	10/15/2021	1,045
	Utilities (4.5%)
	Electric Utilities (4.5%)
1,800	NextEra Energy Capital Holdings, Inc. (c)	3.07 (d)	10/01/2066	1,597
2,000	PPL Capital Funding, Inc. (c)	3.82 (d)	3/30/2067	1,930
				3,527
	Total Utilities			3,527
	Total Corporate Obligations (cost: $14,092)			11,838

1 | USAA Flexible Income Fund

Principal					Market
Amount		Coupon			Value
(000)	Security	Rate		Maturity	(000)
	CONVERTIBLE SECURITIES (3.7%)
	Materials (3.7%)
	Gold (3.7%)
$1,683	Hycroft Mining Corp., acquired 10/21/2015 –
	3/15/2017; cost $1,622 (f),(i),(j)
	(cost: $1,635)	15.00%	(m)	10/22/2020	$2,946
	EURODOLLAR AND YANKEE OBLIGATIONS (2.4%)
	Energy (2.4%)
	Oil & Gas Storage & Transportation (2.4%)
2,000	TransCanada PipeLines Ltd. (c) (cost: $2,004)	6.35	(d)	5/15/2067	1,872
	ASSET-BACKED SECURITIES (1.3%)
	Asset-Backed Financing (1.3%)
1,000	Avis Budget Rental Car Funding AESOP, LLC
	(a) (cost: $994)	3.75		7/20/2020	1,007
	COLLATERALIZED MORTGAGE OBLIGATIONS (3.3%)
	Financials (3.3%)
1,254	Countrywide Alternative Loan Trust	5.00	(d)	3/25/2035	4
602	Sequoia Mortgage Trust	1.88	(d)	9/20/2033	534
1,627	Structured Asset Mortgage Investments, Inc.	1.48	(d)	7/19/2035	1,507
580	Wells Fargo Mortgage Backed Securities Trust	3.24	(d)	4/25/2035	549
	Total Financials				2,594
	Total Collateralized Mortgage Obligations (cost: $2,717)				2,594
	COMMERCIAL MORTGAGE SECURITIES (5.3%)
	Financials (5.3%)
	Commercial Mortgage-Backed Securities (3.3%)
1,000	Citigroup Commercial Mortgage Trust	6.00		12/10/2049	676
2,000	Morgan Stanley Capital I Trust	5.40		3/12/2044	1,947
					2,623
	Interest-Only Commercial Mortgage-Backed Securities (2.0%)
17,252	GS Mortgage Securities Trust, acquired
	1/02/2014; cost $703 (a),(f)	0.68		3/10/2044	373
33,997	JPMBB Commercial Mortgage Securities Trust,
	acquired 4/30/2014; cost $2,219 (f)	1.00		4/15/2047	1,161
					1,534
	Total Financials				4,157
	Total Commercial Mortgage Securities (cost: $4,300)				4,157

Portfolio of Investments | 2

Principal		Market
Amount		Value
(000)	Security	(000)
	U.S. TREASURY SECURITIES (24.8%)
	Bonds (24.8%)
$3,000	3.00%, 11/15/2045	$2,982
2,000	3.00%, 5/15/2045 (g)	1,989
2,000	3.02%, 5/15/2045 (STRIPS Principal) (h)	835
32,000	3.09%, 8/15/2044 (STRIPS Principal) (h)	13,692
		19,498
	Total U.S. Treasury Securities (cost: $19,512)	19,498
	Total Bonds (cost: $45,254)	43,912
Number
of Shares
	EQUITY SECURITIES (18.0%)
	COMMON STOCKS (10.4%)
	Energy (1.6%)
	Integrated Oil & Gas (1.6%)
280,000	Gazprom PAO ADR (c)	1,259
	Materials (8.8%)
	Gold (7.6%)
174,500	Alamos Gold, Inc. "A"	1,401
88,599	AuRico Metals, Inc.*	78
75,000	Goldcorp, Inc.(c)	1,094
49,180	Hycroft Mining Corp., acquired 5/30/2014-5/21/2015; cost $4,195* (f),(i)	148
300,000	Kinross Gold Corp.* (c)	1,053
42,000	Newmont Mining Corp. (c)	1,384
159,000	Novagold Resources, Inc.*	774
		5,932
	Silver (1.2%)
47,000	Silver Wheaton Corp. (c)	980
	Total Materials	6,912
	Total Common Stocks (cost: $11,773)	8,171
	PREFERRED STOCKS (5.1%)
	Consumer Staples (1.3%)
	Agricultural Products (1.3%)
10,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a),(c)	1,063
	Energy (2.5%)
	Oil & Gas Exploration & Production (2.5%)
3,000	Chesapeake Energy Corp., 5.75%, perpetual (a)	1,950

3 | USAA Flexible Income Fund

Market
Number	Value
of Shares Security	(000)

Telecommunication Services (1.3%)

Integrated Telecommunication Services (1.3%)

40,000 Qwest Corp., 6.50%	$997
Total Preferred Stocks (cost: $5,185)	4,010

INVESTMENT COMPANIES (2.5%)

134,502	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund (cost: $1,952)		1,966
	Total Equity Securities (cost: $18,910)		14,147
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (25.8%)

COMMERCIAL PAPER (21.9%)

Consumer Discretionary (2.4%)

Automobile Manufacturers (0.9%)

$700	Hyundai Capital America (a),(n)	1.18%	4/12/2017	700
	Automotive Retail (0.9%)
700	Autozone, Inc. (a),(n)	1.15	4/03/2017	700
	Home Furnishings (0.6%)
500	Leggett & Platt (a),(n)	1.25	4/18/2017	500
	Total Consumer Discretionary			1,900
	Consumer Staples (2.7%)
	Packaged Foods & Meat (2.7%)
700	Campbell Soup Co. (a),(n)	1.09	4/27/2017	699
700	General Mills Inc. (a),(n)	1.20	4/05/2017	700
700	Kellogg Co. (a),(n)	1.02	4/12/2017	700
				2,099
	Total Consumer Staples			2,099
	Energy (2.7%)
	Oil & Gas Exploration & Production (0.9%)
700	Canadian Natural Resources (a),(n)	1.35	4/13/2017	700
	Oil & Gas Storage & Transportation (1.8%)
700	Spectra Energy Partners (a),(n)	1.25%	4/11/2017	700
700	Spectra Energy Partners (a),(n)	1.20	4/18/2017	699
				1,399
	Total Energy			2,099
	Financials (3.6%)
	Asset-Backed Financing (3.6%)
700	Barton Capital Corp. (a),(n)	1.03	4/20/2017	699
700	Gotham Funding Corp. (a),(n)	1.02	4/18/2017	700
750	LMA Americas, LLC (a),(n)	1.00	4/13/2017	750
700	Victory Receivables (a),(n)	0.95	4/06/2017	700
				2,849
	Total Financials			2,849

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Industrials (0.9%)
	Electrical Components & Equipment (0.9%)
$700	Eaton Corp. (a),(n)	1.13	4/13/2017	$700
	Materials (1.8%)
	Diversified Chemicals (0.9%)
700	Dupont (a),(n)	1.12	4/05/2017	700
	Fertilizers & Agricultural Chemicals (0.9%)
700	Agrium, Inc. (n)	1.20	4/19/2017	700
	Total Materials			1,400
	Utilities (7.8%)
	Electric Utilities (2.6%)
700	Florida Power & Light Company	1.06	5/02/2017	699
700	PPL Electric Utilities Corp. (a),(n)	1.20	4/04/2017	700
700	South Carolina Fuel Company, Inc. (a),(n)	1.20	4/04/2017	700
				2,099
	Gas Utilities (1.8%)
700	Southern Co. Gas Capital Corp. (a),(n)	1.15	4/04/2017	700
700	Spire, Inc. (a),(n)	1.20	4/07/2017	700
				1,400
	Multi-Utilities (3.4%)
700	Ameren Corp.	1.12	4/11/2017	700
550	Dominion Resources (a),(n)	1.00	4/20/2017	549
700	Public Service Company of North Carolina	1.20	4/07/2017	700
700	Puget Sound Energy, Inc.	1.15	4/10/2017	700
				2,649
	Total Utilities			6,148
	Total Commercial Paper			17,195
				Market
Number				Value
of Shares	Security			(000)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS
	(3.9%)
3,090,033State Street Institutional Treasury Money Market Fund Premier Class,
	0.53% (k)			3,090
	Total Money Market Instruments (cost: $20,285)			20,285
	Total Investments (cost: $84,449)			$78,344

5 | USAA Flexible Income Fund

			Unrealized
Number of	Expiration	Contract	Appreciation/
			(Depreciation)
Contracts	Date	Value (000)	(000)

FUTURES (l)

SHORT FUTURES

Equity Contracts

(150) Russell 2000 Mini06/16/2017 $ (10,383) $(117)

Interest Rate Contracts

(50) Japanese Yen Currency				06/19/2017	(5,632)		(160)
Total Short Futures					$(16,015)		$(277)
Total Futures					$(16,015)		$(277)
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3		Total
Bonds:
Corporate Obligations	$	— $		11,838 $		— $	11,838
Convertible Securities		—		—	2,946		2,946
Eurodollar and Yankee Obligations		—		1,872		—	1,872
Asset-Backed Securities		—		1,007		—	1,007
Collateralized Mortgage Obligations		—		2,594		—	2,594
Commercial Mortgage Securities		—		2,623		—	2,623
U.S. Government Agency Issues		—		1,534		—	1,534
U.S. Treasury Securities		4,971		14,527		—	19,498
Equity Securities:
Common Stocks		8,023		—	148		8,171
Preferred Stocks		—		4,010		—	4,010
Investment Companies		1,966		—		—	1,966
Money Market Instruments:
Commercial Paper		—		17,195		—	17,195
Government & U.S. Treasury Money Market
Funds		3,090		—		—	3,090
Total		$18,050		$57,200	$3,094		$78,344
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures(1)		$(277)	$	— $		— $	(277)
Total		$(277)	$	— $		— $	(277)

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 6

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Convertible Securities	Common Stocks
Balance as of December 31, 2016	$2,556	$49
Purchases	61	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	329	99
investments

Balance as of March 31, 2017	$2,946	$148

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	March 31, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range/Value
Bonds:
Convertible Securities	$2,946	Market	Average	$56.00
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	40%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

*Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

7 | USAA Flexible Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Flexible Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Flexible Income Fund Shares (Fund Shares), Flexible Income Fund Institutional Shares (Institutional Shares), and Flexible Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

8 | USAA Flexible Income Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

9 | USAA Flexible Income Fund

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of March 31, 2017.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation

Notes to Portfolio of Investments | 10

systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by last trade price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates,

11 | USAA Flexible Income Fund

or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E.As of March 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2017, were

$3,500,000 and $9,605,000, respectively, resulting in net unrealized depreciation of $6,105,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $78,550,000 at March 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.2% of net assets at March 31, 2017.

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

Notes to Portfolio of Investments | 12

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities, but such maturities can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
STRIPS	Separate trading of registered interest and principal of securities

13 | USAA Flexible Income Fund

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)At March 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(c)The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2017.

(d)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2017.

(e)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2017, was $4,628,000, which represented 5.9% of the Fund's net assets.

(g)Securities and cash with a value of $1,989,000 are segregated as collateral for initial margin requirements on open futures contracts.

(h)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(i)Security was fair valued at March 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,094,000, which represented 3.9% of the Fund's net assets.

(j)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(k)Rate represents the money market fund annualized seven-day yield at March 31, 2017.

(l)The contract value of futures sold as a percentage of Net Assets is 20.4%

(m)All of the coupon is payable-in-kind (PIK).

(n)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(o)Senior loan (loan) – is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

*Non-income-producing security.

Notes to Portfolio of Investments | 14

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GLOBAL MANAGED VOLATILITY FUND

MARCH 31, 2017

(Form N-Q)

88396-0517	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Global Managed Volatility Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.6%)

COMMON STOCKS (19.7%)

Consumer Discretionary (2.3%)

Advertising (0.3%)

26,219	Interpublic Group of Companies, Inc.	$644
8,920	Omnicom Group, Inc.	769
		1,413
	Apparel Retail (0.1%)
4,840	Foot Locker, Inc.	362
	Auto Parts & Equipment (0.0%)
1,514	Lear Corp.	214
	Broadcasting (0.1%)
11,077	CBS Corp. "B"	768
	Cable & Satellite (0.3%)
39,014	Comcast Corp. "A"	1,467
	Casinos & Gaming (0.0%)
9,702	MGM Resorts International	266
	Computer & Electronics Retail (0.1%)
5,502	Best Buy Co., Inc.	270
	Consumer Electronics (0.0%)
4,257	Garmin Ltd.	218
	Home Furnishings (0.2%)
11,614	Leggett & Platt, Inc.	585
1,382	Mohawk Industries, Inc.*	317
		902
	Hotels, Resorts & Cruise Lines (0.1%)
5,619	Carnival Corp.	331
	Movies & Entertainment (0.5%)
21,193	Twenty-First Century Fox, Inc. "A"	687
17,165	Walt Disney Co.	1,946
		2,633
	Restaurants (0.6%)
29,142	ARAMARK	1,074
12,080	Darden Restaurants, Inc.	1,011
21,673	Yum! Brands, Inc.	1,385
		3,470
	Specialty Stores (0.0%)
4,131	Dick's Sporting Goods, Inc.	201
	Total Consumer Discretionary	12,515

1 | USAA Global Managed Volatility Fund

Market
Number	Value
of Shares Security	(000)

Consumer Staples (1.1%)

Agricultural Products (0.3%)

10,210	Archer-Daniels-Midland Co.	$470
5,274	Bunge Ltd.	418
6,280	Ingredion, Inc.	756
		1,644
	Household Products (0.1%)
3,806	Spectrum Brands Holdings, Inc.	529
	Hypermarkets & Super Centers (0.2%)
18,250	Wal-Mart Stores, Inc.	1,315
	Packaged Foods & Meat (0.1%)
9,200	Tyson Foods, Inc. "A"	568
	Soft Drinks (0.4%)
19,770	PepsiCo, Inc.	2,212
	Total Consumer Staples	6,268
	Energy (0.3%)
	Integrated Oil & Gas (0.1%)
8,610	Exxon Mobil Corp.	706
	Oil & Gas Drilling (0.0%)
3,082	Helmerich & Payne, Inc.	205
	Oil & Gas Exploration & Production (0.1%)
3,703	Apache Corp.	191
4,773	Devon Energy Corp.	199
		390
	Oil & Gas Refining & Marketing (0.1%)
4,540	Phillips 66	360
	Oil & Gas Storage & Transportation (0.0%)
9,531	Kinder Morgan, Inc.	207
	Total Energy	1,868
	Financials (3.8%)
	Asset Management & Custody Banks (0.2%)
7,324	Bank of New York Mellon Corp.	346
960	BlackRock, Inc.	368
2,580	Northern Trust Corp.	224
2,727	State Street Corp.	217
		1,155
	Consumer Finance (0.2%)
7,233	American Express Co.	572
9,831	Discover Financial Services	673
		1,245
	Diversified Banks (0.4%)
6,941	JPMorgan Chase & Co.	610
29,483	U.S. Bancorp	1,518
		2,128
	Financial Exchanges & Data (0.3%)
6,940	CME Group, Inc.	824
17,550	Intercontinental Exchange, Inc.	1,051
		1,875

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Insurance Brokers (0.2%)
1,961	Aon plc	$233
6,460	Arthur J. Gallagher & Co.	365
10,018	Marsh & McLennan Companies, Inc.	740
		1,338
	Investment Banking & Brokerage (0.0%)
878	Goldman Sachs Group, Inc.	202
	Life & Health Insurance (0.1%)
3,219	AFLAC, Inc.	233
5,905	Torchmark Corp.	455
		688
	Multi-Sector Holdings (0.5%)
14,279	Berkshire Hathaway, Inc. "B"*	2,380
8,989	Leucadia National Corp.	234
		2,614
	Property & Casualty Insurance (0.8%)
11,788	Allstate Corp.	961
4,184	Arch Capital Group Ltd.*	396
5,526	Chubb Ltd.	753
7,636	Cincinnati Financial Corp.	552
7,530	Progressive Corp.	295
3,974	Travelers Companies, Inc.	479
10,359	W.R. Berkley Corp.	732
		4,168
	Regional Banks (0.3%)
16,809	BB&T Corp.	751
3,859	M&T Bank Corp.	597
23,021	People's United Financial, Inc.	419
		1,767
	Reinsurance (0.3%)
664	Alleghany Corp.*	408
1,751	Everest Re Group Ltd.	410
1,901	Reinsurance Group of America, Inc.	241
2,670	RenaissanceRe Holdings Ltd.	386
		1,445
	REITs - Mortgage (0.5%)
70,847	AGNC Investment Corp.	1,409
97,130	Annaly Capital Management, Inc.	1,079
		2,488
	Total Financials	21,113
	Health Care (2.0%)
	Health Care Equipment (0.5%)
18,110	Baxter International, Inc.	939
19,022	Danaher Corp.	1,627
		2,566
	Health Care Facilities (0.1%)
4,790	HCA Holdings, Inc.*	426
	Health Care Services (0.3%)
14,957	Quest Diagnostics, Inc.	1,469
	Health Care Supplies (0.2%)
5,281	Cooper Companies, Inc.	1,056
	Life Sciences Tools & Services (0.2%)
8,809	Thermo Fisher Scientific, Inc.	1,353

3 | USAA Global Managed Volatility Fund

		Market
Number		Value
of Shares	Security	(000)
	Managed Health Care (0.3%)
3,579	Anthem, Inc.	$592
8,308	UnitedHealth Group, Inc.	1,362
		1,954
	Pharmaceuticals (0.4%)
9,910	Johnson & Johnson	1,234
14,400	Merck & Co., Inc.	915
		2,149
	Total Health Care	10,973
	Industrials (3.4%)
	Aerospace & Defense (1.4%)
8,407	General Dynamics Corp.	1,574
2,035	Huntington Ingalls Industries, Inc.	408
4,816	L3 Technologies, Inc.	796
6,500	Northrop Grumman Corp.	1,546
10,385	Raytheon Co.	1,584
8,347	Textron, Inc.	397
13,728	United Technologies Corp.	1,540
		7,845
	Agricultural & Farm Machinery (0.0%)
1,940	Deere & Co.	211
	Air Freight & Logistics (0.3%)
16,470	Expeditors International of Washington, Inc.	930
3,069	FedEx Corp.	599
		1,529
	Airport Services (0.0%)
3,382	Macquarie Infrastructure Corp.	272
	Electrical Components & Equipment (0.1%)
2,996	Eaton Corp. plc	222
3,495	Emerson Electric Co.	209
1,409	Rockwell Automation, Inc.	220
		651
	Environmental & Facilities Services (0.6%)
24,025	Republic Services, Inc.	1,509
21,077	Waste Management, Inc.	1,537
		3,046
	Industrial Conglomerates (0.4%)
10,574	3M Co.	2,023
	Industrial Machinery (0.3%)
2,635	Ingersoll-Rand plc	214
1,427	Parker-Hannifin Corp.	229
5,150	Stanley Black & Decker, Inc.	684
7,758	Xylem, Inc.	390
		1,517
	Railroads (0.2%)
4,668	CSX Corp.	217
2,682	Norfolk Southern Corp.	300
5,208	Union Pacific Corp.	552
		1,069
	Trucking (0.1%)
5,600	JB Hunt Transport Services, Inc.	514
	Total Industrials	18,677

Portfolio of Investments | 4

Market
Number	Value
of Shares Security	(000)

Information Technology (2.9%)

Application Software (0.4%)

8,023	Citrix Systems, Inc.*	$669
20,961	Synopsys, Inc.*	1,512
		2,181
	Communications Equipment (0.5%)
47,684	Cisco Systems, Inc.	1,612
3,280	F5 Networks, Inc.*	467
8,196	Harris Corp.	912
		2,991
	Data Processing & Outsourced Services (0.2%)
9,466	Total System Services, Inc.	506
29,669	Western Union Co.	604
		1,110
	Electronic Components (0.1%)
21,260	Corning, Inc.	574
	Electronic Manufacturing Services (0.2%)
23,041	Flex Ltd.*	387
5,450	TE Connectivity Ltd.	407
7,067	Trimble, Inc.*	226
		1,020
	Internet Software & Services (0.2%)
6,043	Akamai Technologies, Inc.*	361
15,369	eBay, Inc.*	516
9,680	Yahoo!, Inc.*	449
		1,326
	IT Consulting & Other Services (0.2%)
6,359	International Business Machines Corp.	1,107
	Semiconductor Equipment (0.1%)
3,851	Lam Research Corp.	494
	Semiconductors (0.3%)
17,180	Intel Corp.	620
3,975	QUALCOMM, Inc.	228
10,798	Xilinx, Inc.	625
		1,473
	Systems Software (0.3%)
30,791	CA, Inc.	977
7,267	VMware, Inc. "A"*(a)	669
		1,646
	Technology Distributors (0.2%)
6,895	Arrow Electronics, Inc.*	506
10,097	Avnet, Inc.	462
		968
	Technology Hardware, Storage, & Peripherals (0.2%)
3,283	Apple, Inc.	472
8,898	Hewlett Packard Enterprise Co.	211
14,872	HP, Inc.	266
5,450	NetApp, Inc.	228
		1,177
	Total Information Technology	16,067

5 | USAA Global Managed Volatility Fund

Market
Number	Value
of Shares Security	(000)

Materials (1.0%)

Diversified Chemicals (0.4%)

17,204	Dow Chemical Co.	$1,093
9,860	E.I. du Pont de Nemours & Co.	792
3,170	Eastman Chemical Co.	256
		2,141
	Industrial Gases (0.3%)
7,010	Air Products & Chemicals, Inc.	948
6,860	Praxair, Inc.	814
		1,762
	Paper Packaging (0.1%)
4,136	International Paper Co.	210
3,350	Packaging Corp. of America	307
		517
	Specialty Chemicals (0.2%)
2,269	Albemarle Corp.	240
3,031	Ashland Global Holdings, Inc.	375
2,670	Celanese Corp. "A"	240
		855
	Total Materials	5,275
	Real Estate (0.8%)
	REITs - Diversified (0.2%)
20,384	Liberty Property Trust, Inc.	786
	REITs - Hotel & Resort (0.0%)
38	Park Hotels + Resorts, Inc.	1
11,715	Host Hotels & Resorts, Inc.	218
		219
	REITs - Industrial (0.4%)
17,436	ProLogis, Inc.	904
48,414	Duke Realty Corp.	1,272
		2,176
	REITs - Residential (0.2%)
15,332	Camden Property Trust	1,234
	Total Real Estate	4,415
	Telecommunication Services (0.7%)
	Integrated Telecommunication Services (0.6%)
41,343	AT&T, Inc.	1,718
31,720	Verizon Communications, Inc.	1,546
		3,264
	Wireless Telecommunication Services (0.1%)
7,886	T-Mobile US, Inc.*	510
	Total Telecommunication Services	3,774
	Utilities (1.4%)
	Electric Utilities (0.9%)
12,906	Alliant Energy Corp.	511
8,920	American Electric Power Co., Inc.	599
8,410	Duke Energy Corp.	690
11,068	Edison International	881
2,910	NextEra Energy, Inc.	374
10,479	PG&E Corp.	695

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
6,736	Pinnacle West Capital Corp.	$562
15,680	Xcel Energy, Inc.	697
		5,009
	Multi-Utilities (0.5%)
4,006	Ameren Corp.	219
10,700	CMS Energy Corp.	479
8,820	Consolidated Edison, Inc.	685
7,078	DTE Energy Co.	723
3,037	SCANA Corp.	198
9,230	WEC Energy Group, Inc.	559
		2,863
	Total Utilities	7,872
	Total Common Stocks (cost: $104,509)	108,817

EXCHANGE-TRADED FUNDS (29.8%)

100,000	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	4,678
94,600	iShares Edge MSCI Minimum Volatility USA ETF(a)	4,514
219,200	iShares Edge MSCI USA Momentum Factor ETF	18,117
471,500	iShares Edge MSCI USA Quality Factor ETF	34,325
350,000	iShares Edge MSCI USA Size F	26,449
114,100	iShares Edge MSCI USA Value Factor ETF	8,343
2,800	iShares Russell 1000 ETF	368
271,800	PowerShares FTSE RAFI U.S.1000 Portfolio(a)	27,851
626,000	Schwab Fundamental U.S. Large Co. Index ETF	21,153
154,200	Vanguard Total Stock Market ETF	18,708
	Total Exchange-Traded Funds (cost: $149,160)	164,506

INTERNATIONAL EXCHANGE-TRADED FUNDS (50.1%)

120,000	Goldman Sachs ActiveBeta International Equity ETF	3,140
381,600	iShares Core MSCI EAFE ETF(a)	22,114
201,500	iShares Core MSCI Emerging Markets ETF	9,630
303,700	iShares Currency Hedged MSCI EAFE ETF	8,358
1,263,200	iShares Edge MSCI Minimum Volatility EAFE ETF	83,371
489,300	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	26,177
730,500	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	29,286
967,200	PowerShares FTSE RAFI Emerging Markets Portfolio	19,189
100,000	Schwab Fundamental Emerging Markets Large Co. Index ETF	2,643
1,019,600	Schwab Fundamental International Large Co. Index ETF	27,325
250,000	Schwab Fundamental International Small Co. Index ETF	7,657
660,400	Vanguard FTSE Developed Markets ETF	25,954
269,200	Vanguard FTSE Emerging Markets ETF	10,693
17,100	WisdomTree Europe Hedged Equity Fund	1,074
	Total International Exchange-Traded Funds (cost: $269,491)	276,611
	Total Equity Securities (cost: $523,160)	549,934

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (b)
1,534,544	(cost: $1,534)	1,534

7 | USAA Global Managed Volatility Fund

Number of		Market
Shares	Security	Value (000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.1%)

1,256,450	Goldman Sachs Financial Square Funds - Government Fund, 0.62% (b)	$1,256
4,767,673	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.60% (b)	4,768
22,000,000	Western Asset Institutional Government Reserves Fund, 0.62% (b)	22,000
	Total Short-Term Investments Purchased with Cash Collateral from Securities
	Loaned (cost: $28,024)	28,024
	Total Investments (cost: $552,718)	$579,492

Number of Contracts

PURCHASED OPTIONS (0.1%)

530 Put – S&P 500 Index expiring September 14, 2017 at 2000						790
Total Purchased Options (cost: $1,294)						$790
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$108,817	$	— $		— $	108,817
Exchange-Traded Funds	164,506		—		—	164,506
International Exchange-Traded Funds	276,611		—		—	276,611
Money Market Instruments:
Government & U.S. Treasury Money
Market Funds	1,534		—		—	1,534
Short-Term Investments Purchased with
Cash Collateral from Securities Loaned	28,024		—		—	28,024
Purchased Options	790		—		—	790
Total	$580,282	$	— $		— $	580,282

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 8

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Global Managed Volatility Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Global Managed Volatility Fund Shares (Fund Shares) and Global Managed Volatility Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

9 | USAA Global Managed Volatility Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

Notes to Portfolio of Investments | 10

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

11 | USAA Global Managed Volatility Fund

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2017, did not include master netting provisions.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Notes to Portfolio of Investments | 12

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E.As of March 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2017, were

$27,862,000 and $1,592,000, respectively, resulting in net unrealized appreciation of $26,270,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $552,113,000 at March 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 50.3% of net assets at March 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

13 | USAA Global Managed Volatility Fund

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of March 31, 2017.

(b)Rate represents the money market fund annualized seven-day yield at March 31,

2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 14

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA NASDAQ-100 INDEX FUND

MARCH 31, 2017

(Form N-Q)

48480-0517	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Nasdaq-100 Index Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.0%)

COMMON STOCKS (97.0%)

Consumer Discretionary (21.3%)

Apparel Retail (0.4%)

76,616	Ross Stores, Inc.	$5,047
	Automobile Manufacturers (0.6%)
29,155	Tesla Motors, Inc.*(a)	8,114
	Automotive Retail (0.4%)
17,815	O'Reilly Automotive, Inc.*	4,807
	Broadcasting (0.2%)
29,834	Discovery Communications, Inc. "A"*	868
44,629	Discovery Communications, Inc. "C"*	1,263
		2,131
	Cable & Satellite (5.3%)
52,278	Charter Communications, Inc. "A"*	17,112
920,112	Comcast Corp. "A"	34,587
44,117	DISH Network Corp. "A"*	2,801
49,275	Liberty Global plc "A"*	1,767
122,623	Liberty Global plc "C"*	4,297
9,548	Liberty Global plc LiLAC "A"*	212
23,308	Liberty Global plc LiLAC "C"*	537
916,725	Sirius XM Holdings, Inc.(a)	4,721
		66,034
	General Merchandise Stores (0.3%)
45,890	Dollar Tree, Inc.*	3,601
	Hotels, Resorts & Cruise Lines (0.7%)
74,567	Marriott International, Inc. "A"	7,023
44,245	Norwegian Cruise Line Holdings Ltd.*	2,244
		9,267
	Internet & Direct Marketing Retail (10.2%)
92,770	Amazon.com, Inc.*(b)	82,244
81,566	Ctrip.com International Ltd. ADR*	4,009
26,609	Expedia, Inc.	3,357
178,324	JD.com, Inc. ADR*	5,548
82,690	Liberty Interactive Corp. "A"*	1,655
15,669	Liberty Ventures "A"*	697
83,681	Netflix, Inc.*	12,369
9,560	Priceline Group, Inc.*	17,017
25,532	TripAdvisor, Inc.*	1,102
		127,998
	Leisure Products (0.3%)
24,196	Hasbro, Inc.	2,415

1 | USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)
66,718	Mattel, Inc.	$1,709
		4,124
	Movies & Entertainment (1.2%)
204,575	Twenty-First Century Fox, Inc. "A"	6,626
155,256	Twenty-First Century Fox, Inc. "B"	4,934
67,587	Viacom, Inc. "B"	3,151
		14,711
	Restaurants (1.3%)
283,330	Starbucks Corp.	16,544
	Specialty Stores (0.4%)
25,449	Tractor Supply Co.	1,755
12,093	Ulta Beauty, Inc.*	3,449
		5,204
	Total Consumer Discretionary	267,582
	Consumer Staples (5.7%)
	Drug Retail (1.4%)
209,853	Walgreens Boots Alliance, Inc.	17,428
	Hypermarkets & Super Centers (1.2%)
85,393	Costco Wholesale Corp.	14,320
	Packaged Foods & Meat (2.7%)
236,628	Kraft Heinz Co.	21,488
296,794	Mondelez International, Inc. "A"	12,786
		34,274
	Soft Drinks (0.4%)
111,006	Monster Beverage Corp.*	5,125
	Total Consumer Staples	71,147
	Health Care (10.9%)
	Biotechnology (8.0%)
43,669	Alexion Pharmaceuticals, Inc.*	5,295
143,178	Amgen, Inc.	23,491
41,984	Biogen, Inc.*	11,479
33,611	BioMarin Pharmaceutical, Inc.*	2,950
151,249	Celgene Corp.*	18,820
254,113	Gilead Sciences, Inc.	17,259
36,824	Incyte Corp.*	4,922
20,252	Regeneron Pharmaceuticals, Inc.*	7,848
15,983	Shire plc ADR	2,785
48,301	Vertex Pharmaceuticals, Inc.*	5,282
		100,131
	Health Care Distributors (0.2%)
15,396	Henry Schein, Inc.*	2,617
	Health Care Equipment (0.9%)
54,301	Hologic, Inc.*	2,311
17,110	IDEXX Laboratories, Inc.*	2,645
7,541	Intuitive Surgical, Inc.*	5,780
		10,736
	Health Care Services (0.6%)
117,760	Express Scripts Holding Co.*	7,762
	Health Care Supplies (0.2%)
44,925	DENTSPLY SIRONA, Inc.	2,805

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Health Care Technology (0.3%)
64,104	Cerner Corp.*	$3,772
	Life Sciences Tools & Services (0.4%)
28,422	Illumina, Inc.*	4,850
	Pharmaceuticals (0.3%)
104,033	Mylan N.V.*	4,056
	Total Health Care	136,729
	Industrials (2.2%)
	Airlines (0.3%)
98,019	American Airlines Group, Inc.	4,146
	Construction Machinery & Heavy Trucks (0.4%)
68,203	PACCAR, Inc.	4,583
	Diversified Support Services (0.2%)
20,432	Cintas Corp.	2,586
	Railroads (0.7%)
180,111	CSX Corp.	8,384
	Research & Consulting Services (0.2%)
32,338	Verisk Analytics, Inc.*	2,624
	Trading Companies & Distributors (0.2%)
56,242	Fastenal Co.	2,896
	Trucking (0.2%)
21,634	JB Hunt Transport Services, Inc.	1,985
	Total Industrials	27,204
	Information Technology (55.9%)
	Application Software (1.9%)
96,053	Adobe Systems, Inc.*	12,500
43,267	Autodesk, Inc.*	3,741
30,397	Citrix Systems, Inc.*	2,535
49,764	Intuit, Inc.	5,772
		24,548
	Communications Equipment (2.6%)
973,572	Cisco Systems, Inc.	32,907
	Data Processing & Outsourced Services (2.2%)
87,271	Automatic Data Processing, Inc.	8,936
41,707	Fiserv, Inc.*	4,809
69,760	Paychex, Inc.	4,109
234,768	PayPal Holdings, Inc.*	10,100
		27,954
	Home Entertainment Software (1.0%)
146,170	Activision Blizzard, Inc.	7,288
59,930	Electronic Arts, Inc.*	5,365
		12,653
	Internet Software & Services (16.0%)
33,601	Akamai Technologies, Inc.*	2,006
57,765	Alphabet, Inc. "A"*(b)	48,973
67,449	Alphabet, Inc. "C"*	55,953
53,503	Baidu, Inc. ADR*	9,231
211,344	eBay, Inc.*	7,095
457,880	Facebook, Inc. "A"*	65,042
14,589	NetEase, Inc. ADR	4,143

3 | USAA Nasdaq-100 Index Fund

		Market
Number		Value
of Shares	Security	(000)
185,502	Yahoo!, Inc.*	$8,609
		201,052
	IT Consulting & Other Services (0.6%)
117,951	Cognizant Technology Solutions Corp. "A"*	7,020
	Semiconductor Equipment (1.2%)
209,948	Applied Materials, Inc.	8,167
30,476	KLA-Tencor Corp.	2,897
31,662	Lam Research Corp.	4,064
		15,128
	Semiconductors (9.4%)
60,117	Analog Devices, Inc.	4,927
77,969	Broadcom Ltd.	17,072
919,196	Intel Corp.	33,155
54,927	Maxim Integrated Products, Inc.	2,469
42,081	Microchip Technology, Inc.	3,105
214,394	Micron Technology, Inc.*	6,196
110,140	NVIDIA Corp.	11,998
287,159	QUALCOMM, Inc.(b)	16,466
35,927	Skyworks Solutions, Inc.	3,520
194,346	Texas Instruments, Inc.	15,656
48,404	Xilinx, Inc.	2,802
		117,366
	Systems Software (8.7%)
81,329	CA, Inc.	2,580
33,348	Check Point Software Technologies Ltd.*	3,423
1,502,338	Microsoft Corp.(b)	98,944
120,313	Symantec Corp.	3,691
		108,638
	Technology Hardware, Storage, & Peripherals (12.3%)
1,020,003	Apple, Inc.(b)	146,534
57,387	Seagate Technology plc	2,636
56,006	Western Digital Corp.	4,622
		153,792
	Total Information Technology	701,058
	Telecommunication Services (1.0%)
	Wireless Telecommunication Services (1.0%)
160,687	T-Mobile US, Inc.*	10,379
84,626	Vodafone Group plc ADR	2,237
		12,616
	Total Telecommunication Services	12,616
	Total Common Stocks	1,216,336
	Total Equity Securities (cost: $715,425)	1,216,336

Principal Amount $(000)/ Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET INSTRUMENTS (3.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.8%)

34,922,109 State Street Institutional Treasury Money Market Fund Premier Class, 0.53%(c)	34,922

Portfolio of Investments | 4

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)

U.S. TREASURY BILLS (0.2%)

$2,310 0.74%; 8/17/2017(d)	$2,303
Total Government & U.S. Treasury Money Market Instruments (cost: $37,226)	37,225

Number

of Shares

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.8%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)

1,079,153	Goldman Sachs Financial Square Government Fund, 0.62%(c)		1,079
475,894	Morgan Stanley Institutional Liquidity Fund Government Portfolio, 0.60%(c)		476
9,308,865	Western Asset Institutional Government Reserves Fund, 0.62%(c)		9,309
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $10,864)		10,864
	Total Investments (cost: $763,515)		$1,264,425
Number of			Unrealized
	Expiration	Contract	Appreciation/
Contracts			(Depreciation)
Long/(Short)	Date	Value (000)	(000)

FUTURES(e)

LONG FUTURES

Equity Contracts

345 Nasdaq 100 E-Mini	06/16/2017	37,526	377
Total Futures		$37,526	$377

5 | USAA Nasdaq-100 Index Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,216,336	$	— $	— $	1,216,336
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	34,922		—	—	34,922
U.S. Treasury Bills	2,303		—	—	2,303
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned	10,864		—	—	10,864
Futures(1)	377		—	—	377
Total	$1,264,802	$	— $	— $	1,264,802

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Nasdaq-100 Index Fund Shares (Fund Shares) and Nasdaq-100 Index Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports,

7 | USAA Nasdaq-100 Index Fund

pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Repurchase agreements are valued at cost.

6.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-

Notes to Portfolio of Investments | 8

term investments will be less than the amount of cash collateral required to be returned to the borrower.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to

9 | USAA Nasdaq-100 Index Fund

aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the Nasdaq-100 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D.As of March 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2017, were

$510,107,000 and $9,197,000, respectively, resulting in net unrealized appreciation of $500,910,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,253,833,000 at March 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

Notes to Portfolio of Investments | 10

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)The security, or a portion thereof , was out on loan as of March 31, 2017.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2017.

(c)Rate represents the money market fund annualized seven-day yield at March 31, 2017.

(d)Securities with a value of $2,303,000 are segregated as collateral for initial margin requirements on open futures contracts.

(e)The contract value of futures purchased and/or sold as a percentage of net assets is

3.0%.

*Non-income-producing security.

11 | USAA Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA REAL RETURN FUND

MARCH 31, 2017

(Form N-Q)

94425-0517	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Real Return Fund

March 31, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (15.1%)
	EXCHANGE-TRADED FUNDS (15.1%)
236,800	iShares Core Dividend Growth ETF	$7,211
2,600	PowerShares KBW Bank Portfolio	124
55,600	ProShares S&P 500 Aristocrats ETF	3,125
	Total Exchange-Traded Funds (cost: $8,870)	10,460
	Total U.S. Equity Securities (cost: $8,870)	10,460
	INTERNATIONAL EQUITY SECURITIES (10.4%)
	EXCHANGE-TRADED FUNDS (10.4%)
61,100	iShares Core MSCI Emerging Markets ETF	2,920
21,000	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,123
45,000	PowerShares FTSE RAFI Emerging Markets Portfolio	893
1,900	SPDR S&P China ETF	156
8,300	SPDR S&P Emerging Markets SmallCap ETF	376
11,504	WisdomTree Emerging Markets High Dividend Fund	470
9,800	WisdomTree Emerging Markets SmallCap Dividend Fund	440
33,600	WisdomTree India Earnings Fund	811
	Total Exchange-Traded Funds (cost: $6,437)	7,189
	Total International Equity Securities (cost: $6,437)	7,189
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (14.7%)
	EXCHANGE-TRADED FUNDS (14.7%)
45,200	First Trust Global Tactical Commodity Strategy Fund*	914
6,700	iShares Gold Trust*	80
11,800	iShares Silver Trust*	204
279,800	PowerShares DB Optimum Yield ETF	4,653
22,000	SPDR S&P Oil & Gas Exploration & Production ETF	824
87,700	United States Commodity Index Fund*	3,434
2,200	VanEck Vectors Oil Services ETF	68
	Total Exchange-Traded Funds (cost: $10,141)	10,177
	Total Precious Metals and Commodity-Related Securities (cost: $10,141)	10,177
	GLOBAL REAL ESTATE EQUITY SECURITIES (9.3%)
	EXCHANGE-TRADED FUNDS (9.3%)
78,200	Vanguard REIT ETF (cost: $5,626)	6,459

1 | USAA Real Return Fund

Principal		Market
Amount		Value
(000)	Security	(000)

BONDS (50.1%)

U.S. TREASURY SECURITIES (40.0%)

Inflation-Indexed Notes (40.0%)

$1,005	1.88%, 7/15/2019	$1,068
1,506	1.38%, 1/15/2020	1,587
2,410	1.25%, 7/15/2020	2,552
2,134	1.13%, 1/15/2021	2,248
3,689	0.63%, 7/15/2021	3,828
2,138	0.13%, 1/15/2022	2,156
1,684	0.13%, 7/15/2022	1,698
3,698	0.13%, 1/15/2023	3,699
1,043	0.38%, 7/15/2023	1,061
1,062	0.63%, 1/15/2024	1,089
1,492	0.13%, 7/15/2024	1,479
1,937	2.50%, 1/15/2029	2,371
1,236	2.13%, 2/15/2040	1,561
887	2.13%, 2/15/2041	1,126
180	0.63%, 2/15/2043	167
		27,690
	Total U.S. Treasury Securities (cost: $26,850)	27,690

Number

of Shares

FIXED-INCOME EXCHANGE-TRADED FUNDS (10.1%)

23,900	iShares iBoxx $ High Yield Corporate Bond ETF(a)	2,098
17,100	iShares iBoxx Investment Grade Corporate Bond ETF	2,016
21,300	iShares TIPS Bond ETF	2,442
11,600	WisdomTree Emerging Markets Local Debt Fund	436
	Total Fixed-Income Exchange-Traded Funds (cost: $7,077)	6,992
	Total Bonds (cost: $33,927)	34,682

MONEY MARKET INSTRUMENTS (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

State Street Institutional Treasury Money Market Fund
240,085	Premier Class, 0.53% (b)(cost: $240)	240

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.1%)

2,040,536	Goldman Sachs Financial Square Funds - Government Fund, 0.62%(b)	2,041
79,490	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.60%(b)	79
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $2,120)	2,120
	Total Investments (cost: $67,361)	$71,327

Portfolio of Investments | 2

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Exchange-Traded Funds	$10,460	$		— $	— $	10,460
International Equity Securities:
Exchange-Traded Funds	7,189			—	—	7,189
Precious Metals and Commodity-Related
Securities:
Exchange-Traded Funds	10,177			—	—	10,177
Global Real Estate Equity Securities:
Exchange-Traded Funds	6,459			—	—	6,459
Bonds:
U.S. Treasury Securities	27,690			—	—	27,690
Fixed-Income Exchange-Traded Funds	6,992			—	—	6,992
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	240			—	—	240
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned	2,120					2,120
Total	$71,327	$		— $	— $	71,327

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

3 | USAA Real Return Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Real Return Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of two classes of shares: Real Return Fund Shares (Fund Shares) and Real Return Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

4 | USAA Real Return Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

5 | USAA Real Return Fund

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments | 6

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

D.As of March 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2017, were

$4,941,000 and $975,000, respectively, resulting in net unrealized appreciation of $3,966,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $69,199,000 at March 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 11.4% of net assets at March 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends

7 | USAA Real Return Fund

Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT	Real estate investment trust
TIPS	U.S. Treasury Inflation-Protected Securities

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of March 31, 2017.

(b)Rate represents the money market fund annualized seven-day yield at March 31, 2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA S&P 500 INDEX FUND

MARCH 31, 2017

(Form N-Q)

48479-0517	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS			1
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	COMMON STOCKS (98.6%)
	Consumer Discretionary (12.1%)
	Advertising (0.2%)
118,223	Interpublic Group of Companies, Inc.		$2,905
70,401	Omnicom Group, Inc.		6,069
			8,974
	Apparel & Accessories & Luxury Goods (0.3%)
83,665	Coach, Inc.		3,458
114,368	Hanesbrands, Inc.		2,374
48,966	Michael Kors Holdings Ltd. *		1,866
24,041	PVH Corp.		2,487
17,014	Ralph Lauren Corp.		1,389
54,473	Under Armour, Inc. ''A'' *		1,077
55,116	Under Armour, Inc. ''C'' *		1,009
99,580	V.F. Corp.		5,474
			19,134
	Apparel Retail (0.5%)
39,699	Foot Locker, Inc.		2,970
66,401	Gap, Inc.		1,613
72,141	L Brands, Inc.		3,398
118,527	Ross Stores, Inc.		7,807
195,650	TJX Companies, Inc.		15,472
			31,260
	Auto Parts & Equipment (0.2%)
59,700	BorgWarner, Inc.		2,495
80,788	Delphi Automotive plc		6,502
			8,997
	Automobile Manufacturers (0.5%)
1,171,862	Ford Motor Co.		13,640
409,212	General Motors Co.		14,470
			28,110
	Automotive Retail (0.3%)
22,114	Advance Auto Parts, Inc.		3,279
19,982	AutoNation, Inc. *		845
8,543	AutoZone, Inc. *		6,177
56,137	CarMax, Inc. *		3,324
27,506	O'Reilly Automotive, Inc. *		7,422
			21,047
	Broadcasting (0.2%)
111,323	CBS Corp. ''B''		7,721
46,099	Discovery Communications, Inc. ''A'' *		1,341
64,346	Discovery Communications, Inc. ''C'' *		1,822
28,494	Scripps Network Interactive ''A''		2,233
64,512	TEGNA, Inc.		1,653
			14,770
	Cable & Satellite (1.3%)
64,581	Charter Communications, Inc. ''A'' *		21,139
1,420,998	Comcast Corp. ''A''		53,415
67,820	DISH Network Corp.''A'' *		4,306
			78,860
	Casinos & Gaming (0.0%)
24,072	Wynn Resorts Ltd.		2,759
	Computer & Electronic Retail (0.1%)
81,011	Best Buy Co., Inc.		3,982
	Consumer Electronics (0.0%)
34,937	Garmin Ltd.		1,786
	Department Stores (0.1%)
52,625	Kohl's Corp.		2,095
91,376	Macy's, Inc.		2,708
34,079	Nordstrom, Inc.		1,587
			6,390
	Distributors (0.1%)
44,712	Genuine Parts Co.		4,132
92,131	LKQ Corp. *		2,697
			6,829

PORTFOLIO OF INVESTMENTS (continued)			2
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Footwear (0.4%)
397,657	NIKE, Inc. ''B''		$22,161
	General Merchandise Stores (0.3%)
76,483	Dollar General Corp.		5,333
71,060	Dollar Tree, Inc. *		5,576
166,883	Target Corp.		9,210
			20,119
	Home Furnishings (0.1%)
39,706	Leggett & Platt, Inc.		1,998
18,951	Mohawk Industries, Inc. *		4,349
			6,347
	Home Improvement Retail (1.2%)
365,657	Home Depot, Inc.		53,690
260,238	Lowe's Companies, Inc.		21,394
			75,084
	Homebuilding (0.1%)
102,002	D.R. Horton, Inc.		3,398
60,978	Lennar Corp. ''A''		3,121
85,851	PulteGroup, Inc.		2,022
			8,541
	Homefurnishing Retail (0.0%)
44,606	Bed Bath & Beyond, Inc.		1,760
	Hotels, Resorts & Cruise Lines (0.4%)
125,235	Carnival Corp.		7,378
94,399	Marriott International, Inc. ''A''		8,891
50,345	Royal Caribbean Cruises Ltd.		4,939
31,537	Wyndham Worldwide Corp.		2,658
			23,866
	Household Appliances (0.1%
22,303	Whirlpool Corp.		3,821
	Housewares & Specialties (0.1%)
144,988	Newell Rubbermaid, Inc.		6,839
	Internet & Direct Marketing Retail (2.5%)
118,891	Amazon.com, Inc. *		105,402
36,323	Expedia, Inc.		4,583
129,208	Netflix, Inc. *		19,098
14,769	Priceline Group, Inc. *		26,288
33,303	TripAdvisor, Inc. *		1,437
			156,808
	Leisure Products (0.1%)
33,463	Hasbro, Inc.		3,340
102,301	Mattel, Inc.		2,620
			5,960
	Motorcycle Manufacturers (0.1%)
53,190	Harley-Davidson, Inc.		3,218
	Movies & Entertainment (1.5%)
232,511	Time Warner, Inc.		22,719
315,178	Twenty-First Century Fox, Inc. ''A''		10,209
146,184	Twenty-First Century Fox, Inc. ''B''		4,646
104,510	Viacom, Inc. ''B''		4,872
436,842	Walt Disney Co.		49,533
			91,979
	Publishing (0.0%)
113,042	News Corp. ''A''		1,470
36,078	News Corp. ''B''		487
			1,957
	Restaurants (1.2%)
8,584	Chipotle Mexican Grill, Inc. *		3,825
37,556	Darden Restaurants, Inc.		3,142
245,874	McDonald's Corp.		31,868
437,512	Starbucks Corp.		25,546
100,954	Yum! Brands, Inc.		6,451
			70,832

PORTFOLIO OF INVESTMENTS (continued)			3
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Specialized Consumer Services (0.0%)
62,308	H&R Block, Inc.		$1,449
	Specialty Stores (0.2%)
21,132	Signet Jewelers Ltd.		1,464
193,012	Staples, Inc.		1,693
31,981	Tiffany & Co.		3,048
39,213	Tractor Supply Co.		2,704
17,615	Ulta Beauty, Inc. *		5,024
			13,933
	Tires & Rubber (0.0%)
75,615	Goodyear Tire & Rubber Co.		2,722
	Total Consumer Discretionary		750,294
	Consumer Staples (9.2%)
	Agricultural Products (0.1%)
171,950	Archer-Daniels-Midland Co.		7,917
	Brewers (0.1%)
55,439	Molson Coors Brewing Co. ''B''		5,306
	Distillers & Vintners (0.2%)
53,181	Brown-Forman Corp. ''B''		2,456
51,851	Constellation Brands, Inc. ''A''		8,403
			10,859
	Drug Retail (0.7%)
307,911	CVS Health Corp.		24,171
256,059	Walgreens Boots Alliance, Inc.		21,266
			45,437
	Food Distributors (0.1%)
149,153	Sysco Corp.		7,744
	Food Retail (0.2%)
277,397	Kroger Co.		8,180
95,821	Whole Foods Market, Inc.		2,848
			11,028
	Household Products (1.8%)
76,411	Church & Dwight Co., Inc.		3,811
38,675	Clorox Co.		5,214
264,919	Colgate-Palmolive Co.		19,389
106,752	Kimberly-Clark Corp.		14,052
767,409	Procter & Gamble Co.(f)		68,952
			111,418
	Hypermarkets & Super Centers (0.9%)
131,745	Costco Wholesale Corp.		22,092
451,971	Wal-Mart Stores, Inc.(f)		32,578
			54,670
	Packaged Food & Meat (1.4%)
58,220	Campbell Soup Co.		3,332
123,836	ConAgra Foods, Inc.		4,996
174,110	General Mills, Inc.		10,274
41,866	Hershey Co.		4,574
81,225	Hormel Foods Corp.		2,813
34,967	J.M. Smucker Co.		4,583
76,069	Kellogg Co.		5,523
179,078	Kraft Heinz Co.		16,262
34,015	McCormick & Co., Inc.		3,318
54,995	Mead Johnson Nutrition Co.		4,899
458,278	Mondelez International, Inc. ''A''		19,743
85,815	Tyson Foods, Inc. ''A''		5,296
			85,613
	Personal Products (0.1%)
140,614	Coty, Inc. ''A''		2,549
66,912	Estee Lauder Companies, Inc. ''A''		5,674
			8,223
	Soft Drinks (1.8%)
1,160,050	Coca-Cola Co.		49,233
54,712	Dr Pepper Snapple Group, Inc.		5,357
120,746	Monster Beverage Corp. *		5,575
428,490	PepsiCo, Inc.		47,931
			108,096

PORTFOLIO OF INVESTMENTS (continued)			4
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Tobacco (1.8%)
582,278	Altria Group, Inc.		$41,586
465,667	Philip Morris International, Inc.		52,574
248,318	Reynolds American, Inc.		15,649
	Total Consumer Staples		109,809
			566,120
	Energy (6.5%)
	Integrated Oil & Gas (2.9%)
568,202	Chevron Corp.		61,008
1,244,616	Exxon Mobil Corp.		102,071
229,553	Occidental Petroleum Corp.		14,544
			177,623
	Oil & Gas Drilling (0.0%)
32,537	Helmerich & Payne, Inc.		2,166
117,827	Transocean Ltd. *		1,467
			3,633
	Oil & Gas Equipment & Services (1.0%)
127,664	Baker Hughes, Inc.		7,637
260,142	Halliburton Co.		12,802
113,362	National Oilwell Varco, Inc.		4,545
418,493	Schlumberger Ltd.		32,684
139,799	TechnipFMC plc *		4,543
			62,211
	Oil & Gas Exploration & Production (1.7%)
168,144	Anadarko Petroleum Corp.		10,425
114,227	Apache Corp.		5,870
142,524	Cabot Oil & Gas Corp.		3,408
226,336	Chesapeake Energy Corp. *		1,344
28,542	Cimarex Energy Co.		3,410
44,417	Concho Resources, Inc. *		5,700
370,955	ConocoPhillips		18,500
157,590	Devon Energy Corp.		6,575
173,156	EOG Resources, Inc.		16,891
51,957	EQT Corp.		3,175
81,210	Hess Corp.		3,915
254,825	Marathon Oil Corp.		4,026
48,302	Murphy Oil Corp.		1,381
59,982	Newfield Exploration Co. *		2,214
130,615	Noble Energy, Inc.		4,485
51,032	Pioneer Natural Resources Co.		9,504
55,626	Range Resources Corp.		1,619
151,285	Southwestern Energy Co. *		1,236
			103,678
	Oil & Gas Refining & Marketing (0.5%)
158,705	Marathon Petroleum Corp.		8,021
132,507	Phillips 66		10,497
34,948	Tesoro Corp.		2,833
135,380	Valero Energy Corp.		8,975
			30,326
	Oil & Gas Storage & Transportation (0.4%)
577,219	Kinder Morgan, Inc.		12,549
63,217	ONEOK, Inc.		3,505
247,728	Williams Companies, Inc.		7,330
	Total Energy		23,384
			400,855
	Financials (14.2%)
	Asset Management & Custody Banks (1.0%)
17,041	Affiliated Managers Group, Inc.		2,794
46,257	Ameriprise Financial, Inc.		5,999
311,581	Bank of New York Mellon Corp.		14,716
36,553	BlackRock, Inc.		14,018
103,176	Franklin Resources, Inc.		4,348
120,742	Invesco Ltd.		3,698
63,759	Northern Trust Corp.(c)		5,520
107,795	State Street Corp.		8,582
73,212	T. Rowe Price Group, Inc.		4,989
			64,664

PORTFOLIO OF INVESTMENTS (continued)			5
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Consumer Finance (0.8%)
227,312	American Express Co.		$17,983
144,444	Capital One Financial Corp.		12,517
115,835	Discover Financial Services		7,922
85,746	Navient Corp.		1,265
231,332	Synchrony Financial		7,935
			47,622
	Diversified Banks (5.2%)
3,009,452	Bank of America Corp.(f)		70,993
831,743	Citigroup, Inc.		49,755
52,823	Comerica, Inc.		3,622
1,072,312	JPMorgan Chase & Co.(f)		94,192
477,744	U.S. Bancorp		24,604
1,351,834	Wells Fargo & Co.		75,243
			318,409
	Financial Exchanges & Data (0.7%)
27,328	CBOE Holdings, Inc.		2,215
102,001	CME Group, Inc.		12,118
179,149	Intercontinental Exchange, Inc.		10,726
50,018	Moody's Corp.		5,604
34,645	NASDAQ, Inc.		2,406
77,529	S&P Global, Inc.		10,136
			43,205
	Insurance Brokers (0.5%)
78,680	Aon plc		9,338
53,380	Arthur J. Gallagher & Co.		3,018
154,347	Marsh & McLennan Companies, Inc.		11,405
38,206	Willis Towers Watson plc		5,001
			28,762
	Investment Banking & Brokerage (1.0%)
364,778	Charles Schwab Corp.		14,887
81,826	E*TRADE Financial Corp. *		2,855
111,231	Goldman Sachs Group, Inc.		25,552
431,758	Morgan Stanley		18,496
38,429	Raymond James Financial, Inc.		2,931
			64,721
	Life & Health Insurance (0.9%)
120,560	Aflac, Inc.		8,731
67,611	Lincoln National Corp.		4,425
326,400	MetLife, Inc.		17,240
80,459	Principal Financial Group, Inc.		5,078
129,177	Prudential Financial, Inc.		13,781
33,091	Torchmark Corp.		2,549
68,556	Unum Group		3,215
			55,019
	Multi-line Insurance (0.5%)
279,372	American International Group, Inc.		17,441
16,894	Assurant, Inc.		1,616
112,593	Hartford Financial Services Group, Inc.		5,412
82,778	Loews Corp.		3,872
			28,341
	Multi-Sector Holdings (1.6%)
570,116	Berkshire Hathaway, Inc. ''B'' *		95,027
97,885	Leucadia National Corp.		2,545
			97,572
	Property & Casualty Insurance (0.8%)
109,561	Allstate Corp.		8,928
139,854	Chubb Ltd.		19,055
44,685	Cincinnati Financial Corp.		3,230
174,479	Progressive Corp.		6,836
83,999	Travelers Companies, Inc.		10,125
79,467	XL Group Ltd.		3,168
			51,342
	Regional Banks (1.2%)
243,019	BB&T Corp.		10,863
152,621	Citizens Financial Group, Inc.		5,273
225,410	Fifth Third Bancorp		5,725
326,437	Huntington Bancshares, Inc.		4,371
322,322	KeyCorp		5,731
46,332	M&T Bank Corp.		7,169
96,022	People's United Financial, Inc.		1,877
145,714	PNC Financial Services Group, Inc.		17,521
361,921	Regions Financial Corp.		5,259
147,639	SunTrust Banks, Inc.		8,164
60,448	Zions Bancorp		2,539
	Total Financials		74,492
			874,149

PORTFOLIO OF INVESTMENTS (continued)			6
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Health Care (13.7%)
	Biotechnology (2.8%)
478,474	AbbVie, Inc.		$31,177
67,470	Alexion Pharmaceuticals, Inc. *		8,180
221,071	Amgen, Inc.		36,271
64,806	Biogen, Inc. *		17,719
233,528	Celgene Corp. *		29,058
392,382	Gilead Sciences, Inc.(f)		26,651
52,871	Incyte, Corp. *		7,067
22,825	Regeneron Pharmaceuticals, Inc. *		8,845
74,572	Vertex Pharmaceuticals, Inc. *		8,155
			173,123
	Health Care Distributors (0.4%)
49,574	AmerisourceBergen Corp.		4,387
94,683	Cardinal Health, Inc.		7,722
23,774	Henry Schein, Inc. *		4,041
63,762	McKesson Corp.		9,453
24,584	Patterson Companies, Inc.		1,112
			26,715
	Health Care Equipment (2.4%)
518,602	Abbott Laboratories		23,031
146,267	Baxter International, Inc.		7,585
63,871	Becton, Dickinson and Co.		11,717
409,701	Boston Scientific Corp. *		10,189
21,619	C.R. Bard, Inc.		5,373
183,074	Danaher Corp.		15,658
63,760	Edwards Lifesciences Corp. *		5,998
84,126	Hologic, Inc. *		3,580
26,405	IDEXX Laboratories, Inc. *		4,083
11,024	Intuitive Surgical, Inc. *		8,450
411,090	Medtronic plc		33,117
92,695	Stryker Corp.		12,203
28,080	Varian Medical Systems, Inc. *		2,559
60,357	Zimmer Biomet Holdings, Inc.		7,370
			150,913
	Health Care Facilities (0.2%)
86,649	HCA Holdings, Inc. *		7,711
26,889	Universal Health Services, Inc. ''B''		3,346
			11,057
	Health Care Services (0.4%)
46,677	DaVita HealthCare Partners, Inc. *		3,172
34,915	Envision Healthcare Corp. *		2,141
181,825	Express Scripts Holding Co. *		11,984
30,646	Laboratory Corp. of America Holdings *		4,397
41,461	Quest Diagnostics, Inc.		4,071
			25,765
	Health Care Supplies (0.1%)
14,790	Cooper Companies, Inc.		2,957
69,192	DENTSPLY SIRONA, Inc.		4,320
			7,277
	Health Care Technology (0.1%)
88,089	Cerner Corp. *		5,184
	Life Sciences Tools & Services (0.7%)
96,621	Agilent Technologies, Inc.		5,108
43,878	Illumina, Inc. *		7,487
7,756	Mettler-Toledo International, Inc. *		3,715
33,069	PerkinElmer, Inc.		1,920
117,241	Thermo Fisher Scientific, Inc.		18,008
23,924	Waters Corp. *		3,740
			39,978

PORTFOLIO OF INVESTMENTS (continued)			7
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Managed Health Care (1.6%)
105,562	Aetna, Inc.		$13,465
79,345	Anthem, Inc.		13,122
51,895	Centene Corp. *		3,698
77,199	Cigna Corp.		11,309
44,834	Humana, Inc.		9,242
288,820	UnitedHealth Group, Inc.		47,369
			98,205
	Pharmaceuticals (5.0%)
100,626	Allergan plc		24,042
502,118	Bristol-Myers Squibb Co.		27,305
291,446	Eli Lilly and Co.		24,514
814,689	Johnson & Johnson(f)		101,469
31,638	Mallinckrodt plc *		1,410
824,138	Merck & Co., Inc.(f)		52,366
138,302	Mylan N.V. *		5,392
43,149	Perrigo Co. plc		2,865
1,786,507	Pfizer, Inc.(f)		61,116
147,661	Zoetis, Inc.		7,881
	Total Health Care		308,360
			846,577
	Industrials (9.9%)
	Aerospace & Defense (2.2%)
132,885	Arconic, Inc.		3,500
170,973	Boeing Co.		30,238
85,396	General Dynamics Corp.		15,986
23,456	L3 Technologies, Inc.		3,877
74,945	Lockheed Martin Corp.		20,055
52,406	Northrop Grumman Corp.		12,464
87,889	Raytheon Co.		13,403
39,236	Rockwell Collins, Inc.		3,812
80,890	Textron, Inc.		3,850
15,002	TransDigm Group, Inc.		3,303
224,886	United Technologies Corp.		25,235
			135,723
	Agriculture & Farm Machinery (0.2%)
87,985	Deere & Co.		9,578
	Air Freight & Logistics (0.7%)
42,381	C.H. Robinson Worldwide, Inc.		3,276
53,991	Expeditors International of Washington, Inc.		3,050
73,596	FedEx Corp.		14,362
206,918	United Parcel Service, Inc. ''B''		22,202
			42,890
	Airlines (0.6%)
37,046	Alaska Air Group, Inc.		3,417
151,471	American Airlines Group, Inc.		6,407
219,407	Delta Air Lines, Inc.		10,084
184,213	Southwest Airlines Co.		9,903
86,157	United Continental Holdings, Inc. *		6,086
			35,897
	Building Products (0.3%)
28,345	Allegion plc		2,146
46,356	Fortune Brands Home & Security, Inc.		2,821
281,762	Johnson Controls International plc		11,868
96,076	Masco Corp.		3,265
			20,100
	Construction & Engineering (0.1%)
42,100	Fluor Corp.		2,215
36,062	Jacobs Engineering Group, Inc.		1,994
45,493	Quanta Services, Inc. *		1,688
			5,897
	Construction Machinery & Heavy Trucks (0.5%)
176,042	Caterpillar, Inc.		16,329
46,427	Cummins, Inc.		7,020
105,462	PACCAR, Inc.		7,087
			30,436
	Diversified Support Services (0.1%)
25,844	Cintas Corp.		3,270

PORTFOLIO OF INVESTMENTS (continued)			8
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Electrical Components & Equipment (0.5%)
13,142	Acuity Brands, Inc.		$2,681
69,319	AMETEK, Inc.		3,749
135,224	Eaton Corp. plc		10,027
193,597	Emerson Electric Co.		11,589
38,589	Rockwell Automation, Inc.		6,008
			34,054
	Environmental & Facilities Services (0.2%)
69,599	Republic Services, Inc.		4,372
25,602	Stericycle, Inc. *		2,122
121,643	Waste Management, Inc.		8,870
			15,364
	Human Resource & Employment Services (0.0%)
38,778	Robert Half International, Inc.		1,894
	Industrial Conglomerates (2.4%)
178,970	3M Co.		34,242
2,619,010	General Electric Co.		78,046
228,530	Honeywell International, Inc.		28,537
30,576	Roper Technologies, Inc.		6,314
			147,139
	Industrial Machinery (0.8%)
46,723	Dover Corp.		3,754
38,658	Flowserve Corp.		1,872
90,446	Fortive Corp.		5,447
93,626	Illinois Tool Works, Inc.		12,403
77,894	Ingersoll-Rand plc		6,334
40,110	Parker-Hannifin Corp.		6,431
50,332	Pentair plc		3,160
17,460	Snap-on, Inc.		2,945
45,792	Stanley Black & Decker, Inc.		6,084
53,669	Xylem, Inc.		2,695
			51,125
	Railroads (0.8%)
278,099	CSX Corp.		12,945
31,738	Kansas City Southern		2,722
87,403	Norfolk Southern Corp.		9,787
244,278	Union Pacific Corp.		25,874
			51,328
	Research & Consulting Services (0.2%)
11,123	Dun & Bradstreet Corp.		1,201
35,998	Equifax, Inc.		4,922
100,682	Nielsen Holdings plc		4,159
46,253	Verisk Analytics, Inc. *		3,753
			14,035
	Trading Companies & Distributors (0.2%)
86,971	Fastenal Co.		4,479
25,104	United Rentals, Inc. *		3,139
16,248	W.W. Grainger, Inc.		3,782
			11,400
	Trucking (0.1%)
26,285	J.B. Hunt Transport Services, Inc.		2,411
15,995	Ryder System, Inc.		1,207
	Total Industrials		3,618
			613,748
	Information Technology (21.8%)
	Application Software (0.9%)
148,889	Adobe Systems, Inc. *		19,375
58,903	Autodesk, Inc. *		5,093
46,918	Citrix Systems, Inc. *		3,913
72,919	Intuit, Inc.		8,458
196,617	salesforce.com, Inc. *		16,219
45,295	Synopsys, Inc. *		3,267
			56,325
	Communications Equipment (1.1%)
1,503,741	Cisco Systems, Inc.		50,826
19,307	F5 Networks, Inc. *		2,753
37,196	Harris Corp.		4,139
114,451	Juniper Networks, Inc.		3,185
49,343	Motorola Solutions, Inc.		4,254
			65,157

PORTFOLIO OF INVESTMENTS (continued)			9
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Data Processing & Outsourced Services (2.3%)
16,792	Alliance Data Systems Corp.		$4,181
134,553	Automatic Data Processing, Inc.		13,777
98,713	Fidelity National Information Services, Inc.		7,860
64,377	Fiserv, Inc. *		7,423
45,594	Global Payments, Inc.		3,678
282,884	MasterCard, Inc. ''A''		31,816
95,923	Paychex, Inc.		5,650
337,164	PayPal Holdings, Inc. *		14,505
49,252	Total System Services, Inc.		2,633
557,799	Visa, Inc. ''A''		49,572
143,261	Western Union Co.		2,915
			144,010
	Electronic Components (0.2%)
92,056	Amphenol Corp. ''A''		6,552
278,723	Corning, Inc.		7,525
			14,077
	Electronic Equipment & Instruments (0.0%)
40,965	FLIR Systems, Inc.		1,486
	Electronic Manufacturing Services (0.1%)
106,925	TE Connectivity Ltd.		7,971
	Home Entertainment Software (0.3%)
207,667	Activision Blizzard, Inc.		10,354
92,572	Electronic Arts, Inc. *		8,287
			18,641
	Internet Software & Services (4.5%)
52,124	Akamai Technologies, Inc. *		3,112
89,190	Alphabet, Inc. ''A'' *		75,615
88,704	Alphabet, Inc. ''C'' *		73,585
303,504	eBay, Inc. *		10,189
707,008	Facebook, Inc. ''A'' *		100,431
26,994	VeriSign, Inc. *		2,351
263,893	Yahoo!, Inc. *		12,247
			277,530
	IT Consulting & Other Services (1.3%)
186,935	Accenture plc ''A''		22,410
182,721	Cognizant Technology Solutions Corp. ''A'' *		10,875
44,165	CSRA, Inc.		1,294
257,683	International Business Machines Corp.		44,873
39,863	Teradata Corp. *		1,240
			80,692
	Semiconductor Equipment (0.4%)
323,642	Applied Materials, Inc.		12,590
46,985	KLA-Tencor Corp.		4,467
48,963	Lam Research Corp.		6,285
			23,342
	Semiconductors (3.0%)
231,599	Advanced Micro Devices, Inc. *		3,370
109,411	Analog Devices, Inc.		8,966
120,397	Broadcom Ltd.		26,362
1,419,746	Intel Corp.		51,210
64,928	Microchip Technology, Inc.		4,791
311,192	Micron Technology, Inc. *		8,994
176,822	NVIDIA Corp.		19,261
37,927	Qorvo, Inc. *		2,600
443,426	QUALCOMM, Inc.		25,426
55,348	Skyworks Solutions, Inc.		5,423
300,213	Texas Instruments, Inc.		24,185
74,817	Xilinx, Inc.		4,331
			184,919
	Systems Software (3.4%)
93,887	CA, Inc.		2,978
2,319,821	Microsoft Corp.(f)		152,784
899,737	Oracle Corp.		40,137
53,277	Red Hat, Inc. *		4,609
185,730	Symantec Corp.		5,698
			206,206

PORTFOLIO OF INVESTMENTS (continued)			10
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares		Security	Market Value (000) .

	Technology Hardware, Storage & Peripherals (4.3%)
1,575,013	Apple, Inc.(f)		$226,267
500,768	Hewlett Packard Enterprise Co.		11,868
508,253	HP, Inc.		9,088
81,320	NetApp, Inc.		3,403
88,425	Seagate Technology plc		4,061
86,466	Western Digital Corp.		7,136
258,308	Xerox Corp.		1,896
	Total Information Technology		263,719
			1,344,075
	Materials (2.8%)
	Commodity Chemicals (0.2%)
99,110	LyondellBasell Industries N.V. ''A''		9,038
	Construction Materials (0.1%)
18,847	Martin Marietta Materials, Inc.		4,114
39,827	Vulcan Materials Co.		4,798
			8,912
	Copper (0.1%)
399,474	Freeport-McMoRan, Inc. *		5,337
	Diversified Chemicals (0.7%)
334,863	Dow Chemical Co.		21,277
259,566	E.I. du Pont de Nemours and Co.		20,851
43,912	Eastman Chemical Co.		3,548
			45,676
	Fertilizers & Agricultural Chemicals (0.4%)
69,462	CF Industries Holdings, Inc.		2,039
40,191	FMC Corp.		2,797
131,661	Monsanto Co.		14,904
104,606	Mosaic Co.		3,052
			22,792
	Gold (0.1%)
159,873	Newmont Mining Corp.		5,269
	Industrial Gases (0.3%)
65,426	Air Products and Chemicals, Inc.		8,851
85,437	Praxair, Inc.		10,133
			18,984
	Metal & Glass Containers (0.1%)
52,612	Ball Corp.		3,907
	Paper Packaging (0.2%)
26,613	Avery Dennison Corp.		2,145
123,809	International Paper Co.		6,287
57,815	Sealed Air Corp.		2,520
75,595	WestRock Co.		3,933
			14,885
	Specialty Chemicals (0.5%)
33,834	Albemarle Corp.		3,574
78,955	Ecolab, Inc.		9,896
23,604	International Flavors & Fragrances, Inc.		3,128
77,196	PPG Industries, Inc.		8,112
24,374	Sherwin-Williams Co.		7,561
			32,271
	Steel (0.1%)
95,781	Nucor Corp.		5,720
	Total Materials		172,791
	Real Estate (2.9%)
	Real Estate Services (0.1%)
90,305	CBRE Group, Inc. ''A'' *		3,142
	REITs - Health Care (0.3%)
140,681	HCP, Inc.		4,401
106,564	Ventas, Inc.		6,931
109,086	Welltower, Inc.		7,725
			19,057
	REITs - Hotel & Resort (0.1%)
222,563	Host Hotels & Resorts, Inc.		4,153
	REITs - Industrial (0.1%)
159,009	Prologis, Inc.		8,249

PORTFOLIO OF INVESTMENTS (continued)		11
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares	Security	Market Value (000) .

	REITs - Office (0.3%)
26,631	Alexandria Real Estate Equities, Inc.	$2,943
46,267	Boston Properties, Inc.	6,126
30,028	SL Green Realty Corp.	3,202
51,748	Vornado Realty Trust	5,191
		17,462
	REITs - Residential (0.4%)
46,832	Apartment Investment & Management Co. ''A''	2,077
41,309	AvalonBay Communities, Inc.	7,584
110,063	Equity Residential	6,848
19,713	Essex Property Trust, Inc.	4,564
33,952	Mid-America Apartment Communities, Inc.	3,454
80,437	UDR, Inc.	2,917
		27,444
	REITs - Retail (0.6%)
21,552	Federal Realty Investment Trust	2,877
175,675	GGP, Inc.	4,072
127,525	Kimco Realty Corp.	2,817
36,654	Macerich Co.	2,360
81,249	Realty Income Corp.	4,837
43,708	Regency Centers Corp.	2,902
95,975	Simon Property Group, Inc.	16,511
		36,376
	REITs - Specialized (1.0%)
128,203	American Tower Corp.	15,582
108,448	Crown Castle International Corp.	10,243
47,784	Digital Realty Trust, Inc.	5,084
23,327	Equinix, Inc.	9,339
37,661	Extra Space Storage, Inc.	2,802
72,913	Iron Mountain, Inc.	2,601
44,861	Public Storage	9,820
224,929	Weyerhaeuser Co.	7,643
	Total Real Estate	63,114
		178,997
	Telecommunication Services (2.4%)
	Alternative Carriers (0.1%)
87,743	Level 3 Communications, Inc. *	5,021
	Integrated Telecommunication Services (2.3%)
1,843,643	AT&T, Inc.(f)	76,603
163,841	CenturyLink, Inc.	3,862
1,223,706	Verizon Communications, Inc.(f)	59,656
	Total Telecommunication Services	140,121
		145,142
	Utilities (3.1%)
	Electric Utilities (2.0%)
68,719	Alliant Energy Corp.	2,722
147,946	American Electric Power Co., Inc.	9,932
209,634	Duke Energy Corp.	17,192
97,950	Edison International	7,798
53,993	Entergy Corp.	4,101
95,411	Eversource Energy	5,608
278,044	Exelon Corp.	10,004
132,652	FirstEnergy Corp.	4,221
140,336	NextEra Energy, Inc.	18,015
152,064	PG&E Corp.	10,091
33,260	Pinnacle West Capital Corp.	2,773
204,454	PPL Corp.	7,645
297,168	Southern Co.	14,793
151,732	Xcel Energy, Inc.	6,744
		121,639
	Independent Power Producers & Energy Traders (0.0%)
197,878	AES Corp.	2,212
96,194	NRG Energy, Inc.	1,799
		4,011

PORTFOLIO OF INVESTMENTS (continued)				12
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)
Number of Shares	Security			Market Value (000) .

	Multi-Utilities (1.0%)
73,046	Ameren Corp.			$3,988
128,464	CenterPoint Energy, Inc.			3,542
83,828	CMS Energy Corp.			3,750
91,753	Consolidated Edison, Inc.			7,126
188,443	Dominion Resources, Inc.			14,617
53,980	DTE Energy Co.			5,512
96,543	NiSource, Inc.			2,297
152,178	Public Service Enterprise Group, Inc.			6,749
42,785	SCANA Corp.			2,796
75,181	Sempra Energy			8,307
94,962	WEC Energy Group, Inc.			5,758
				64,442
	Water Utilities (0.1%)
53,572	American Water Works Co., Inc.			4,166
	Total Utilities			194,258
	Total Common Stock (Cost:$3,134,194)			6,087,006
	MONEY MARKET INSTRUMENTS (1.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.1%)
68,329,395	Northern Institutional Funds - Government Assets Portfolio, 0.50% (a),(d)			68,329
Principal
Amount
(000)	U.S. TREASURY BILLS (0.2%)

$12,955	0.75%, 8/17/17(b),(e)			12,917
	Total Government & U.S. Treasury Money Market Instruments (Cost: $81,248)			81,246
	Total Investments (Cost: $3,215,442)			$6,168,252
				Unrealized
				Appreciation/
Number of		Expiration	Contract	(Depreciation)
Contracts		Date	Value (000)	(000)
	FUTURES (g)
	LONG FUTURES
	Equity Contracts
734	E-mini S&P 500 Index Futures	6/16/2017	$86,583	$(247)
	Total Futures		$86,583	$(247)

PORTFOLIO OF INVESTMENTS (continued)				13
USAA S&P 500 INDEX FUND
March 31, 2017 (unaudited)

($ in 000s)		VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$6,087,006	$-	$-	$6,087,006
Money Market Instruments:
Government & U.S. Treasury Money Market Funds	68,329	-	-	68,329
U.S. Treasury Bills	12,917	-	-	12,917
Total	$6,168,252	$-	$-	$6,168,252
Liabilities	LEVEL 1	LEVEL 2	LEVEL 3	Total
Futures(1)	$(247)	$-	$-	$(247)
Total	$(247)	$-	$-	$(247)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through March 31, 2017, there were no transfers between levels

The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period

In which the event or circumstance that caused the transfer occurred.

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA S&P 500 Index Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

14 | USAA S&P 500 Index Fund

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-

15 | USAA S&P 500 Index Fund

term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of March 31, 2017.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse

Notes to Portfolio of Investments | 16

which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D.As of March 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2017, were $3,037,889,000 and $85,079,000, respectively, resulting in net unrealized appreciation of $2,952,810,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $6,176,357,000 at March 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

17 | USAA S&P 500 Index Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT Real estate investment trust

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at March 31, 2017.

(b)Rate represents an annualized yield at time of purchase, not a coupon rate.

(c)Northern Trust Corp. is the parent to Northern Trust Investments, Inc. (NTI), which is the subadviser of the Fund.

(d)NTI is both the subadviser of the Fund and the adviser of the Northern Institutional Funds.

(e)Security with a value of $12,917,000 is segregated as collateral for initial margin requirements on open futures contracts.

(f)Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2017.

(g)The contract value of the futures purchased as a percentage of net assets is 1.4%.

* Non-income-producing security.

Notes to Portfolio of Investments | 18

PORTFOLIOS OF INVESTMENTS 1ST QUARTER

USAA TARGET RETIREMENT FUNDS

MARCH 31, 2017

(Form N-Q)

88215-0517	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Target Retirement Income Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (27.6%)

153,367	USAA Emerging Markets Fund	$2,595
114,281	USAA Flexible Income Fund	1,054
1,782,468	USAA Global Managed Volatility Fund	17,290
209,345	USAA Growth Fund	5,510
115,380	USAA Income Stock Fund	2,213
660,828	USAA International Fund	19,072
515,796	USAA Real Return Fund	5,204
100,068	USAA S&P 500 Index Fund	3,359
29,384	USAA Small Cap Stock Fund	528
1,838,872	USAA Target Managed Allocation Fund*	19,235
46,408	USAA Total Return Strategy Fund	389
570,188	USAA Value Fund	11,985
	Total Equity & Alternative Funds (cost: $68,206)	88,434

FIXED-INCOME FUNDS (71.8%)

5,159,270	USAA Government Securities Fund	50,458
1,384,159	USAA High Income Fund	11,336
4,080,772	USAA Income Fund	52,928
2,376,866	USAA Intermediate-Term Bond Fund	25,005
9,876,659	USAA Short-Term Bond Fund	90,371
	Total Fixed-Income Funds (cost: $223,366)	230,098

MONEY MARKET INSTRUMENTS (0.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (a)
2,000,139 (cost: $2,000)	2,000
Total Investments (cost: $293,572)	$320,532

1 | USAA Target Retirement Income Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$88,434	$	— $	— $	88,434
Fixed-Income Funds	230,098		—	—	230,098
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,000		—	—	2,000
Total	$320,532	$	— $	— $	320,532

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2020 Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (55.4%)

456,897	USAA Emerging Markets Fund	$7,731
314,404	USAA Flexible Income Fund	2,899
6,490,589	USAA Global Managed Volatility Fund	62,959
1,268,316	USAA Growth Fund	33,382
590,166	USAA Income Stock Fund	11,319
2,457,185	USAA International Fund	70,914
924,553	USAA Real Return Fund	9,329
725,406	USAA S&P 500 Index Fund	24,352
541,197	USAA Small Cap Stock Fund	9,731
4,425,536	USAA Target Managed Allocation Fund*	46,291
201,675	USAA Total Return Strategy Fund	1,692
2,084,048	USAA Value Fund	43,806
	Total Equity & Alternative Funds (cost: $258,766)	324,405

FIXED-INCOME FUNDS (44.1%)

4,400,191	USAA Government Securities Fund	43,034
2,544,516	USAA High Income Fund	20,840
4,935,496	USAA Income Fund	64,014
4,530,444	USAA Intermediate-Term Bond Fund	47,660
9,029,000	USAA Short-Term Bond Fund	82,615
	Total Fixed-Income Funds (cost: $243,559)	258,163

MONEY MARKET INSTRUMENTS (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (a)
2,226,883 (cost: $2,227)	2,227
Total Investments (cost: $504,552)	$584,795

3 | USAA Target Retirement 2020 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$324,405	$	— $	— $	324,405
Fixed-Income Funds	258,163		—	—	258,163
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,227		—	—	2,227
Total	$584,795	$	— $	— $	584,795

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2030 Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (71.0%)

1,368,349	USAA Emerging Markets Fund	$23,153
572,063	USAA Flexible Income Fund	5,274
14,395,913	USAA Global Managed Volatility Fund	139,640
3,442,166	USAA Growth Fund	90,598
1,511,137	USAA Income Stock Fund	28,984
5,810,515	USAA International Fund	167,692
220,471	USAA Precious Metals and Minerals Fund	2,983
1,384,363	USAA Real Return Fund	13,968
1,904,981	USAA S&P 500 Index Fund	63,950
1,424,994	USAA Small Cap Stock Fund	25,621
13,070,148	USAA Target Managed Allocation Fund*	136,714
596,817	USAA Total Return Strategy Fund	5,007
5,346,572	USAA Value Fund	112,385
	Total Equity & Alternative Funds (cost: $659,144)	815,969

FIXED-INCOME FUNDS (28.6%)

2,320,511	USAA Government Securities Fund	22,695
4,653,027	USAA High Income Fund	38,108
8,721,755	USAA Income Fund	113,121
12,005,226	USAA Intermediate-Term Bond Fund	126,295
3,062,982	USAA Short-Term Bond Fund	28,026
	Total Fixed-Income Funds (cost: $309,194)	328,245

MONEY MARKET INSTRUMENTS (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (a)
4,857,100 (cost: $4,857)	4,857
Total Investments (cost: $973,195)	$1,149,071

5 | USAA Target Retirement 2030 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$815,969	$	— $	— $	815,969
Fixed-Income Funds	328,245		—	—	328,245
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	4,857		—	—	4,857
Total	$1,149,071	$	— $	— $	1,149,071

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2040 Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (81.7%)

1,683,268	USAA Emerging Markets Fund	$28,481
391,523	USAA Flexible Income Fund	3,610
18,117,168	USAA Global Managed Volatility Fund	175,736
4,595,460	USAA Growth Fund	120,952
1,990,294	USAA Income Stock Fund	38,174
7,605,209	USAA International Fund	219,486
205,363	USAA Precious Metals and Minerals Fund	2,779
986,806	USAA Real Return Fund	9,957
2,633,662	USAA S&P 500 Index Fund	88,412
1,939,686	USAA Small Cap Stock Fund	34,875
15,491,203	USAA Target Managed Allocation Fund*	162,038
491,077	USAA Total Return Strategy Fund	4,120
6,693,040	USAA Value Fund	140,688
	Total Equity & Alternative Funds (cost: $794,870)	1,029,308

FIXED-INCOME FUNDS (17.8%)

4,688,648	USAA High Income Fund	38,400
6,215,625	USAA Income Fund	80,617
9,777,460	USAA Intermediate-Term Bond Fund	102,859
174,121	USAA Short-Term Bond Fund	1,593
	Total Fixed-Income Funds (cost: $216,715)	223,469

MONEY MARKET INSTRUMENTS (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (a)
5,495,972 (cost: $5,496)	5,496
Total Investments (cost: $1,017,081)	$1,258,273

7 | USAA Target Retirement 2040 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$1,029,308	$	— $	— $	1,029,308
Fixed-Income Funds	223,469		—	—	223,469
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	5,496		—	—	5,496
Total	$1,258,273	$	— $	— $	1,258,273

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2050 Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (89.9%)

739,838	USAA Emerging Markets Fund	$12,518
98,297	USAA Flexible Income Fund	906
13,323,188	USAA Global Managed Volatility Fund	129,235
2,839,561	USAA Growth Fund	74,737
1,243,001	USAA Income Stock Fund	23,841
4,392,839	USAA International Fund	126,777
74,472	USAA Precious Metals and Minerals Fund	1,008
624,036	USAA Real Return Fund	6,297
1,589,231	USAA S&P 500 Index Fund	53,350
1,349,311	USAA Small Cap Stock Fund	24,261
8,585,739	USAA Target Managed Allocation Fund*	89,807
294,611	USAA Total Return Strategy Fund	2,472
4,094,546	USAA Value Fund	86,067
	Total Equity & Alternative Funds (cost: $499,975)	631,276

FIXED-INCOME FUNDS (9.5%)

1,081,523	USAA High Income Fund	8,858
2,168,258	USAA Income Fund	28,122
2,849,539	USAA Intermediate-Term Bond Fund	29,977
	Total Fixed-Income Funds (cost: $66,328)	66,957

MONEY MARKET INSTRUMENTS (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (a)
3,312,413 (cost: $3,312)	3,312
Total Investments (cost: $569,615)	$701,545

9 | USAA Target Retirement 2050 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$631,276	$	— $	— $	631,276
Fixed-Income Funds	66,957		—	—	66,957
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	3,312		—	—	3,312
Total	$701,545	$	— $	— $	701,545

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

PORTFOLIO OF INVESTMENTS

USAA Target Retirement 2060 Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (91.4%)

48,635	USAA Emerging Markets Fund	$823
11,111	USAA Flexible Income Fund	102
1,360,174	USAA Global Managed Volatility Fund	13,194
244,822	USAA Growth Fund	6,444
112,246	USAA Income Stock Fund	2,153
378,468	USAA International Fund	10,922
8,119	USAA Precious Metals and Minerals Fund	110
50,324	USAA Real Return Fund	508
144,667	USAA S&P 500 Index Fund	4,856
104,874	USAA Small Cap Stock Fund	1,886
836,787	USAA Target Managed Allocation Fund*	8,753
20,779	USAA Total Return Strategy Fund	174
353,361	USAA Value Fund	7,428
	Total Equity & Alternative Funds (cost: $53,661)	57,353

FIXED-INCOME FUNDS (7.5%)

75,051	USAA High Income Fund	615
182,985	USAA Income Fund	2,373
165,999	USAA Intermediate-Term Bond Fund	1,746
417	USAA Short-Term Bond Fund	4
	Total Fixed-Income Funds (cost: $4,690)	4,738

MONEY MARKET INSTRUMENTS (0.9%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (a)
545,253 (cost: $545)	545
Total Investments (cost: $58,896)	$62,636

11 | USAA Target Retirement 2060 Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$57,353	$	— $	— $	57,353
Fixed-Income Funds	4,738		—	—	4,738
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	545		—	—	545
Total	$62,636	$	— $	— $	62,636

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 12

NOTES TO PORTFOLIOS

OF INVESTMENTS

March 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed- income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

13 | USAA Target Retirement Funds

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of March 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as their cost reported in the Portfolio of Investments.

As of March 31, 2017, gross unrealized appreciation and depreciation of investments and resulting net appreciation, were as follows (in thousands):

Notes to Portfolios of Investments | 14

	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060
Unrealized appreciation	$27,817	$81,349	$177,042	$242,322	$132,051	$3,750
Unrealized depreciation	857	1,106	1,166	1,130	121	10
Net	$26,960	$80,243	$175,876	$241,192	$131,930	$3,740

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of March 31, 2017, net assets were as follows (in thousands):

	Target Income	Target 2020	Target 2030	Target 2040	Target 2050	Target 2060

Net assets	$320,452	$585,309	$1,149,529	$1,259,278	$702,369	$62,778

E. Transactions with affiliated funds – The following tables provide details related to each Fund's investment in the underlying USAA funds as of March 31, 2017:

Target Income:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	03/31/2017
Aggressive Growth	$-	$1,806	$-	$870	$1,716	$- (c)
Emerging Markets	636	3,279	-	190	4,855	2,595
Flexible Income	18	636	18	(62)	1,638	1,054
Global Managed Volatility	-	-	-	-	16,256	17,290
Government Securities	9,240	319	260	(7)	41,586	50,458
Growth	-	1,972	-	853	6,948	5,510
High Income	188	11,140	188	(602)	21,952	11,336
Income	11,406	319	392	(6)	41,480	52,928
Income Stock	11	6,594	11	2,959	8,554	2,213
Intermediate-Term Bond	4,484	-	216	-	20,329	25,005
International	-	1,590	-	226	19,175	19,072
Precious Metals and Minerals	-	729	-	(120)	648	- (c)
Real Return	-	6,087	-	(8)	11,088	5,204
S&P 500 Index	17	11,381	17	3,277	14,324	3,359
Short-Term Bond	8,383	-	445	-	81,709	90,371
Small Cap Stock	-	478	-	(10)	1,004	528
Target Managed Allocation	9,563	-	-	-	9,331	19,235
Total Return Strategy	-	-	-	-	375	389
Ultra Short-Term Bond	1	827	1	(6)	825	-(c)
Value	-	1,594	-	55	13,091	11,985

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

(c)As of the end of the reporting period, the fund no longer holds the affiliated fund.

15 | USAA Target Retirement Funds

Target 2020:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	03/31/2017
Aggressive Growth	$-	$12,591	$-	$3,528	$11,926	$- (c)
Emerging Markets	1,162	5,013	-	1,267	10,581	7,731
Flexible Income	51	-	51	-	2,771	2,899
Global Managed Volatility	26,569	-	-	-	33,107	62,959
Government Securities	865	-	231	-	42,214	43,034
Growth	13,079	1,685	-	(19)	20,294	33,382
High Income	333	15,639	333	983	35,601	20,840
Income	6,916	-	474	-	56,638	64,014
Income Stock	55	15,511	55	6,608	25,683	11,319
Intermediate-Term Bond	1,119	-	428	-	46,142	47,660
International	9,798	2,904	-	19	58,953	70,914
Precious Metals and Minerals	-	946	-	19	841	- (c)
Real Return	-	2,591	-	(7)	11,683	9,329
S&P 500 Index	122	19,019	122	9,239	41,731	24,352
Short-Term Bond	1,623	-	414	-	80,726	82,615
Small Cap Stock	-	-	-	-	9,655	9,731
Target Managed Allocation	10,431	-	-	-	34,665	46,291
Total Return Strategy	-	-	-	-	1,627	1,692
Ultra Short-Term Bond	3	1,439	3	(12)	1,436	- (c)
Value	-	-	-	-	42,098	43,806

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

(c)As of the end of the reporting period, the fund no longer holds the affiliated fund.

Target 2030:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	03/31/2017
Aggressive Growth	$-	$32,433	$-	$9,025	$30,545	$- (c)
Emerging Markets	-	9,723	-	2,418	29,921	23,153
Flexible Income	92	568	92	(35)	5,588	5,274
Global Managed Volatility	50,360	-	-	-	82,183	139,640
Government Securities	6,373	-	115	-	16,346	22,695
Growth	36,865	3,195	-	(35)	52,524	90,598
High Income	670	28,375	670	786	64,832	38,108
Income	38,878	-	773	-	73,481	113,121
Income Stock	140	40,619	140	16,510	66,583	28,984
Intermediate-Term Bond	23,898	-	1,089	-	101,429	126,295
International	2,266	-	-	-	152,975	167,692
Precious Metals and Minerals	-	-	-	-	2,694	2,983
Real Return	-	-	-	-	13,664	13,968
S&P 500 Index	320	51,438	320	21,367	110,867	63,950
Short-Term Bond	5,391	-	135	-	22,551	28,026
Small Cap Stock	-	8,681	-	5,238	34,132	25,621
Target Managed Allocation	14,729	-	-	-	117,979	136,714
Total Return Strategy	-	568	-	(15)	5,356	5,007
Ultra Short-Term Bond	5	4,651	8	(45)	4,641	- (c)
Value	1,117	-	-	-	106,897	112,385

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

(c)As of the end of the reporting period, the fund no longer holds the affiliated fund.

Notes to Portfolios of Investments | 16

Target 2040:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	03/31/2017
Aggressive Growth	$-	$39,178	$-	$12,483	$36,657	$- (c)
Emerging Markets	-	12,219	-	(435)	37,070	28,481
Flexible Income	63	-	63	-	3,450	3,610
Global Managed Volatility	65,621	-	-	-	101,510	175,736
Growth	50,670	2,495	-	(28)	67,014	120,952
High Income	585	13,853	585	(371)	50,879	38,400
Income	38,472	-	557	-	41,695	80,617
Income Stock	184	48,818	184	19,358	83,212	38,174
Intermediate-Term Bond	34,388	-	851	-	67,732	102,859
International	2,479	-	-	-	200,689	219,486
Precious Metals and Minerals	-	-	-	-	2,510	2,779
Real Return	3,681	-	-	-	6,106	9,957
S&P 500 Index	443	49,755	442	3,575	132,299	88,412
Short-Term Bond	1,099	-	8	-	490	1,593
Small Cap Stock	-	17,506	-	4,732	52,069	34,875
Target Managed Allocation	-	8,676	-	275	165,189	162,038
Total Return Strategy	-	-	-	-	3,963	4,120
Ultra Short-Term Bond	12	5,818	14	(57)	5,804	- (c)
Value	1,221	-	-	-	133,994	140,688

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

(c)As of the end of the reporting period, the fund no longer holds the affiliated fund.

Target 2050:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	03/31/2017
Aggressive Growth	$-	$23,911	$-	$6,006	$22,439	$- (c)
Emerging Markets	-	12,862	-	(226)	23,442	12,518
Flexible Income	16	-	16	-	866	906
Global Managed Volatility	66,780	-	-	-	56,199	129,235
Growth	33,785	-	-	-	37,562	74,737
High Income	188	14,331	188	(103)	22,644	8,858
Income	15,675	-	170	-	12,290	28,122
Income Stock	115	25,026	115	8,964	46,738	23,841
Intermediate-Term Bond	10,987	-	230	-	18,791	29,977
International	-	-	-	-	117,289	126,777
Precious Metals and Minerals	-	-	-	-	910	1,008
Real Return	3,403	-	-	-	2,801	6,297
S&P 500 Index	267	30,871	267	1,962	80,820	53,350
Small Cap Stock	-	8,755	-	1,455	32,800	24,261
Target Managed Allocation	-	12,388	-	392	98,908	89,807
Total Return Strategy	-	-	-	-	2,378	2,472
Ultra Short-Term Bond	3	1,612	5	(17)	1,608	- (c)
Value	5,333	-	-	-	77,472	86,067

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

(c)As of the end of the reporting period, the fund no longer holds the affiliated fund.

17 | USAA Target Retirement Funds

Target 2060:

($ in 000s)	Purchase	Sales	Dividend	Realized	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	Gain (Loss)(b)	12/31/2016	03/31/2017
Aggressive Growth	$-	$1,966	$-	$(13)	$1,862	$- (c)
Emerging Markets	6	1,438	-	86	2,105	823
Flexible Income	2	-	2	-	98	102
Global Managed Volatility	6,283	-	-	-	6,249	13,194
Growth	3,112	-	-	-	3,049	6,444
High Income	10	886	10	20	1,468	615
Income	1,664	-	13	-	700	2,373
Income Stock	10	1,874	10	202	3,852	2,153
Intermediate-Term Bond	731	-	14	-	1,003	1,746
International	1,676	-	-	-	8,496	10,922
Precious Metals and Minerals	-	-	-	-	99	110
Real Return	347	-	-	-	155	508
S&P 500 Index	147	1,959	24	405	6,400	4,856
Short-Term Bond	-	-	-	-	4	4
Small Cap Stock	62	211	-	31	2,021	1,886
Target Managed Allocation	870	1,292	-	41	8,879	8,753
Total Return Strategy	-	-	-	-	168	174
Ultra Short-Term Bond	-	222	-	(2)	222	- (c)
Value	1,261	-	-	-	5,903	7,428

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

(c)As of the end of the reporting period, the fund no longer holds the affiliated fund.

F.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at March 31, 2017.

*Non-income-producing security.

Notes to Portfolios of Investments | 18

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TOTAL RETURN STRATEGY FUND®

MARCH 31, 2017

(Form N-Q)

48701-0517	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Total Return Strategy Fund

March 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (44.6%)

COMMON STOCKS (13.0%)

Consumer Discretionary (1.0%)

Casinos & Gaming (0.6%)

6,125	Las Vegas Sands Corp.(a)	$350
4,200	MGM Resorts International(a)	115
		465
	Hotels, Resorts & Cruise Lines (0.4%)
7,000	Norwegian Cruise Line Holdings Ltd.*(a)	355
	Total Consumer Discretionary	820
	Consumer Staples (0.1%)
	Food Retail (0.1%)
4,500	Kroger Co.(a)	133
	Energy (0.4%)
	Oil & Gas Exploration & Production (0.4%)
13,200	Antero Resources Corp.*(a)	301
	Financials (0.4%)
	Investment Banking & Brokerage (0.4%)
7,786	Charles Schwab Corp.(a)	318
	Industrials (0.8%)
	Airlines (0.5%)
5,412	United Continental Holdings, Inc.*(a)	382
	Railroads (0.3%)
1,994	Canadian Pacific Railway Ltd.(a)	293
	Total Industrials	675
	Information Technology (0.7%)
	Application Software (0.0%)
500	Snap, Inc. "A"*(a)	11
	Communications Equipment (0.1%)
3,000	Juniper Networks, Inc.(a)	84
	Internet Software & Services (0.3%)
1,626	Facebook, Inc. "A"*(a)	231
	Semiconductors (0.3%)
2,553	NXP Semiconductors N.V.*(a)	264
	Total Information Technology	590

1 | USAA Total Return Strategy Fund

Market
Number	Value
of Shares Security	(000)

Materials (9.6%)

Construction Materials (0.4%)

2,400	Vulcan Materials Co.(a)	$289
	Precious Metals & Minerals (9.2%)
17,500	Agnico-Eagle Mines Ltd.	743
20,000	AngloGold Ashanti Ltd. ADR(a)	215
100,000	B2Gold Corp.*	285
20,000	Barrick Gold Corp.	380
60,000	Centerra Gold, Inc.	345
43,000	Compania de Minas Buenaventura S.A. ADR	518
100,000	Dundee Precious Metals, Inc.*	212
160,000	Eldorado Gold Corp.	546
41,000	Goldcorp, Inc.	598
45,902	Hycroft Mining Corp., acquired 6/5/2014 - 6/9/2015; cost $2,337*(b),(c)	138
105,000	Kinross Gold Corp.*	369
75,000	New Gold, Inc.*	223
20,000	Newmont Mining Corp.	659
26,000	Pan American Silver Corp.	456
7,000	Randgold Resources Ltd. ADR	611
8,500	Royal Gold, Inc.(a)	595
24,000	Silver Wheaton Corp.	500
41,000	Tahoe Resources, Inc.	329
		7,722
	Total Materials	8,011
	Total Common Stocks (cost: $14,240)	10,848

EXCHANGE-TRADED FUNDS (31.6%)

400,000	iShares Gold Trust*	4,804
40,000	iShares Silver Trust*	690
460,000	PowerShares FTSE RAFI Emerging Markets Portfolio	9,126
40,000	SPDR Gold Shares*	4,749
150,000	VanEck Vectors Gold Miners ETF	3,422
150,000	WisdomTree India Earnings Fund	3,619
	Total Exchange-Traded Funds (cost: $26,785)	26,410
	Total Equity Securities (cost: $41,025)	37,258
Principal
Amount	Coupon
(000)	Rate	Maturity

BONDS (53.0%)

CONVERTIBLE SECURITIES (1.2%)

Materials (1.2%)

Gold (1.2%)

$561 Hycroft
Mining Corp., acquired 10/21/2015 - 3/15/2017;
cost $541(b),(c),(d)
(cost: $545)	15.00% (e)	10/22/2020	982

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

FIXED-INCOME EXCHANGE-TRADED FUNDS (51.8%)

170,000	iShares 20+ Year Treasury Bond ETF(a)	$20,521
37,000	iShares 7-10 Year Treasury Bond ETF	3,907
165,000	iShares TIPS Bond ETF	18,917
	Total Fixed-Income Exchange-Traded Funds (cost: $44,147)	43,345
	Total Bonds (cost: $44,692)	44,327

MONEY MARKET INSTRUMENTS (1.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.53%(a),(f)
1,123,216 (cost: $1,123)	1,123
Total Investments (cost: $86,840)	$82,708

Number of Contracts

PURCHASED OPTIONS (0.9%)

2,000	Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 25	422
2,000	Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 35	86
4,000	Call - VanEck Vectors Gold Miners ETF expiring January 19, 2018 at 45	50
300	Put - Facebook, Inc. expiring January 19, 2018 at 70	4
124	Put - iShares MSCI EAFE ETF expiring May 19, 2017 at 60	6
3,000	Put - iShares MSCI Emerging Markets ETF expiring May 19, 2017 at 38	134
100	Put - iShares NASDAQ Biotechnology ETF expiring January 19, 2018 at 200	24
1,000	Put - Nvidia Corp. expiring January 19, 2018 at 40	18
500	Put - NXP Semiconductors N.V. expiring January 19, 2018 at 35	1
10	Put - S&P 500 Index expiring June 30, 2017 at 2250	23
4,000	Put - United States Oil Fund LP expiring January 19, 2018 at 5	10
	Total Purchased Options (cost: $1,610)	$778

3 | USAA Total Return Strategy Fund

				Unrealized
Number of		Expiration	Contract	Appreciation/
				(Depreciation)
Contracts	Security	Date	Value (000)	(000)

FUTURES (g)

LONG FUTURES

Interest Rate Contracts

15 U.S. Treasury Bond	6/21/2017 $	2,263	$(13)
Total Long Futures		$2,263	$(13)

SHORT FUTURES

Equity Contracts

(50) Russell 2000 Mini			6/16/2017	(3,461)		(58)
Total Short Futures				$(3,461)		$(58)
Total Futures				$(1,198)		$(71)
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$10,710	$	— $		138	$10,848
Exchange-Traded Funds	26,410		—		—	26,410
Bonds:
Convertible Securities	—		—		982	982
Exchange-Traded Funds	43,345		—		—	43,345
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	1,123		—		—	1,123
Purchased Options	778		—		—	778
Total	$82,366	$	— $	1,120		$83,486
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3		Total
Futures(1)	$(71)	$	— $		— $	(71)
Total	$(71)	$	— $		— $	(71)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 4

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Convertible Securities	Common Stocks
Balance as of December 31, 2016	$852	$46
Purchases	20	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	110	92
investments

Balance as of March 31, 2017	$982	$138

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS*

	Fair Value at		Significant
	March 31, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range/Value
Bonds:
Convertible Securities	$982	Market	Average	$56.00
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	40%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

*Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

5 | USAA Total Return Strategy Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Total Return Strategy Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Total Return Strategy Fund Shares (Fund Shares) and Total Return Strategy Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

6 | USAA Total Return Strategy Fund

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs) and equity securities sold short, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods

7 | USAA Total Return Strategy Fund

which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities on loan as of March 31, 2017.

8.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

9.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

Notes to Portfolio of Investments | 8

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by last trade price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at March 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and

9 | USAA Total Return Strategy Fund

are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

Options transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

Notes to Portfolio of Investments | 10

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.As of March 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2017, were

$3,732,000 and $8,696,000, respectively, resulting in net unrealized depreciation of $4,964,000.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $83,628,000 at March 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 39.4% of net assets at March 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

11 | USAA Total Return Strategy Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
TIPS	Treasury Inflation Protected Securities

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2017.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at March 31, 2017, was $1,120,000, which represented 1.3% of the Fund's net assets.

(c)Security was fair valued at March 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,120,000, which represented 1.3% of the Fund's net assets.

(d)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(e)All of the coupon is PIK.

(f)Rate represents the money market fund annualized seven-day yield at March 31, 2017.

(g)The contract value of futures purchased and/or sold as a percentage of net assets is 1.4%.

*Non-income-producing security.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA ULTRA SHORT-TERM BOND FUND

MARCH 31, 2017

(Form N-Q)

94424-0517	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Ultra Short-Term Bond Fund

March 31, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (74.9%)

CORPORATE OBLIGATIONS (33.7%)

Consumer Discretionary (1.9%)

Automotive Retail (0.3%)

$1,000	Autozone, Inc.	4.00%	11/15/2020	$1,052
	Cable & Satellite (1.1%)
4,000	Charter Communications Operating, LLC &
	Charter Communications Operating
	Capital Corp.	3.58	7/23/2020	4,118
	Specialty Stores (0.5%)
1,900	Staples, Inc.	2.75	1/12/2018	1,910
	Total Consumer Discretionary			7,080
	Consumer Staples (1.1%)
	Drug Retail (0.5%)
2,000	CVS Health Corp.	2.25	12/05/2018	2,014
	Packaged Foods & Meat (0.6%)
2,000	Tyson Foods, Inc.	2.65	8/15/2019	2,023
	Total Consumer Staples			4,037
	Energy (4.6%)
	Oil & Gas Equipment & Services (0.4%)
1,580	Cameron International Co.	1.40	6/15/2017	1,581
	Oil & Gas Exploration & Production (0.9%)
1,650	EQT Corp.	5.15	3/01/2018	1,692
1,630	QEP Resources, Inc.	6.80	4/01/2018	1,708
				3,400
	Oil & Gas Refining & Marketing (0.5%)
1,915	EnLink Midstream Partners, LP	2.70	4/01/2019	1,920
	Oil & Gas Storage & Transportation (2.8%)
1,000	Buckeye Partners, LP	2.65	11/15/2018	1,005
780	Columbia Pipeline Group, Inc.	3.30	6/01/2020	795
3,000	DCP Midstream Operating, LP	2.50	12/01/2017	3,000
2,000	Enable Oklahoma Intrastate Transmission, LLC
	(a)	6.25	3/15/2020	2,140
1,000	NGPL PipeCo, LLC (a)	7.12	12/15/2017	1,033
1,584	Plains All American Pipeline, LP	8.75	5/01/2019	1,787
1,000	Plains All American Pipeline, LP	2.60	12/15/2019	1,000
				10,760
	Total Energy			17,661

1 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (11.2%)

Consumer Finance (2.1%)

$6,000	American Express Bank, FSB	1.18% (b)	6/12/2017	$6,002
2,000	Capital One Bank, N.A.	2.25	2/13/2019	2,004
				8,006
	Diversified Banks (2.3%)
1,000	Bank of America Corp.	2.06 (b)	1/15/2019	1,012
1,000	Citigroup, Inc.	2.74 (b)	5/15/2018	1,015
1,000	Citigroup, Inc.	2.50	7/29/2019	1,010
3,620	HSBC USA, Inc.	1.64 (b)	11/13/2019	3,635
2,000	Wells Fargo & Co.	1.36 (b)	6/02/2017	2,000
				8,672
	Life & Health Insurance (1.1%)
1,350	Jackson National Life Global (a)	2.60	12/09/2020	1,355
2,000	MetLife Global Funding I (a)	1.88	6/22/2018	2,004
1,000	Protective Life Corp.	6.40	1/15/2018	1,035
				4,394
	Multi-Line Insurance (0.3%)
1,000	MassMutual Global Funding, LLC (a)	2.10	8/02/2018	1,006
	Other Diversified Financial Services (0.4%)
1,628	AWAS Finance Luxembourg (c)	3.78	7/16/2018	1,636
	Regional Banks (5.0%)
3,600	Compass Bank	1.85	9/29/2017	3,599
1,000	Fulton Financial Corp.	5.75	5/01/2017	1,003
2,740	Huntington National Bank	2.40	4/01/2020	2,747
2,075	KeyCorp	2.90	9/15/2020	2,110
1,000	MUFG Union Bank, N.A.	2.63	9/26/2018	1,011
1,000	PNC Bank, N.A.	2.20	1/28/2019	1,007
4,225	PNC Financial Services Group, Inc.	1.47 (b)	6/07/2017	4,225
2,000	Regions Bank of Birmingham	7.50	5/15/2018	2,118
1,025	Regions Bank of Birmingham	2.25	9/14/2018	1,029
				18,849
	Total Financials			42,563
	Health Care (2.2%)
	Health Care Facilities (0.5%)
1,835	HCA, Inc. (c)	2.48	6/10/2020	1,835
	Health Care Services (1.2%)
1,921	Express Scripts Holding Co. (c)	2.23	4/28/2020	1,914
768	Laboratory Corp. of America Holdings	2.20	8/23/2017	770
2,000	Quest Diagnostics, Inc.	2.70	4/01/2019	2,029
				4,713
	Pharmaceuticals (0.5%)
2,000	Shire Acquisitions Investments Ireland
	Designated Activity Co.	1.90	9/23/2019	1,987
	Total Health Care			8,535
	Industrials (3.5%)
	Aerospace & Defense (1.1%)
2,793	Arconic, Inc.	5.72	2/23/2019	2,957
1,000	Arconic, Inc.	5.40	4/15/2021	1,067
				4,024
	Agricultural & Farm Machinery (0.1%)
500	CNH Industrial Capital, LLC	3.38	7/15/2019	507

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Airlines (0.2%)
$742	Continental Airlines, Inc. Pass-Through Trust	6.25%	10/11/2021	$780
	Industrial Conglomerates (0.3%)
1,000	Roper Technologies, Inc.	2.80	12/15/2021	1,002
	Trading Companies & Distributors (0.8%)
1,000	International Lease Finance Corp.	3.88	4/15/2018	1,020
1,000	International Lease Finance Corp. (a)	7.13	9/01/2018	1,069
1,000	International Lease Finance Corp.	6.25	5/15/2019	1,078
				3,167
	Trucking (1.0%)
1,000	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (a)	2.88	7/17/2018	1,013
640	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (a)	3.20	7/15/2020	652
2,000	Ryder System, Inc.	2.50	5/11/2020	2,011
				3,676
	Total Industrials			13,156
	Information Technology (1.3%)
	Electronic Components (0.5%)
2,000	Amphenol Corp.	2.55	1/30/2019	2,027
	Electronic Equipment & Instruments (0.3%)
1,000	FLIR Systems, Inc.	3.13	6/15/2021	1,006
	Technology Hardware, Storage, & Peripherals (0.5%)
2,000	Dell International, LLC (c)	2.99	12/31/2018	2,004
	Total Information Technology			5,037
	Materials (2.8%)
	Commodity Chemicals (0.4%)
1,462	LyondellBasell Industries N.V.	5.00	4/15/2019	1,540
	Construction Materials (1.8%)
7,000	Martin Marietta Materials, Inc.	2.25 (b)	6/30/2017	7,012
	Diversified Chemicals (0.6%)
2,000	CF Industries, Inc.	6.88	5/01/2018	2,090
	Total Materials			10,642
	Real Estate (2.2%)
	REITs - Health Care (0.7%)
850	Senior Housing Properties Trust	3.25	5/01/2019	854
1,000	Ventas Realty, LP	4.00	4/30/2019	1,035
765	Ventas Realty, LP	2.70	4/01/2020	772
				2,661
	REITs - Industrial (0.1%)
600	ProLogis, LP	4.00	1/15/2018	607
	REITs - Office (0.7%)
2,552	Mack-Cali Realty, LP	2.50	12/15/2017	2,559
	REITs - Residential (0.4%)
1,350	UDR, Inc.	4.25	6/01/2018	1,387
	REITs - Retail (0.3%)
500	Realty Income Corp.	5.38	9/15/2017	509

3 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$500	Regency Centers, LP	4.80%	4/15/2021	$537
				1,046
	Total Real Estate			8,260

Telecommunication Services (0.5%)

Integrated Telecommunication Services (0.5%)

2,000 AT&T, Inc.	2.06	3/02/2018	1,999

Utilities (2.4%)

Electric Utilities (2.1%)

2,000	FirstEnergy Corp.	2.75	3/15/2018	2,008
5,000	IPALCO Enterprises, Inc. (d)	5.00	5/01/2018	5,162
1,000	NextEra Energy Capital Holdings, Inc.	2.70	9/15/2019	1,015
				8,185
	Multi-Utilities (0.3%)
1,000	Dominion Resources, Inc.	2.96	7/01/2019	1,014
	Total Utilities			9,199
	Total Corporate Obligations (cost: $127,111)			128,169
	EURODOLLAR AND YANKEE OBLIGATIONS (14.2%)
	Consumer Discretionary (1.6%)
	Automobile Manufacturers (1.6%)
3,000	Nissan Motor Acceptance Corp. (a)	1.95	9/12/2017	3,003
1,000	Nissan Motor Acceptance Corp. (a)	2.35	3/04/2019	1,007
2,000	Volkswagen Group of America Finance, LLC (a)	1.42 (b)	5/23/2017	2,000
				6,010
	Total Consumer Discretionary			6,010
	Consumer Staples (0.3%)
	Brewers (0.3%)
1,000	Anheuser-Busch InBev Services, LLC	1.72 (b)	8/01/2018	1,007
	Energy (1.9%)
	Integrated Oil & Gas (1.5%)
3,495	BP Capital Markets plc	1.63	8/17/2017	3,497
2,300	Shell International Finance B.V.	1.48 (b)	5/11/2020	2,315
				5,812
	Oil & Gas Storage & Transportation (0.4%)
1,500	Enbridge, Inc.	1.51 (b)	6/02/2017	1,501
	Total Energy			7,313
	Financials (6.6%)
	Asset Management & Custody Banks (0.4%)
1,500	Brookfield Asset Management, Inc.	5.80	4/25/2017	1,504
	Diversified Banks (5.7%)
2,000	Banco Santander Chile (a)	1.91 (b)	4/11/2017	2,000
1,700	Bank of Nova Scotia	2.05	6/05/2019	1,706
2,000	Barclays Bank plc (a)	6.05	12/04/2017	2,053
1,000	ING Bank N.V. (a)	1.69 (b)	10/01/2019	1,003
2,000	National Bank of Canada	1.62 (b)	1/17/2020	2,009
3,000	Royal Bank of Canada	1.88	2/05/2020	2,987
2,000	Stadshypotek AB	1.88	10/02/2019	1,995
2,225	Standard Chartered Bank (a)	6.40	9/26/2017	2,272

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,500	Svenska Handelsbanken AB	2.30% (b)	3/30/2021	$1,531
2,000	Swedbank AB (a)	1.75	3/12/2018	2,000
2,000	Toronto Dominion Bank	2.63	9/10/2018	2,028
				21,584
	Property & Casualty Insurance (0.5%)
2,000	QBE Insurance Group Ltd. (a)	2.40	5/01/2018	2,005
	Total Financials			25,093
	Industrials (2.2%)
	Aerospace & Defense (0.7%)
1,400	BAE Systems Holdings, Inc. (a)	6.38	6/01/2019	1,525
1,000	BAE Systems Holdings, Inc. (a)	2.85	12/15/2020	1,010
				2,535
	Industrial Conglomerates (1.3%)
5,000	Hutchison Whampoa International Ltd. (a)	2.00	11/08/2017	5,006
	Marine (0.2%)
1,000	A.P. Moeller-Maersk A/S (a)	2.55	9/22/2019	1,006
	Total Industrials			8,547
	Materials (0.8%)
	Diversified Metals & Mining (0.5%)
1,000	Glencore Funding, LLC (a)	2.38 (b)	1/15/2019	1,012
1,000	Glencore Funding, LLC (a)	3.13	4/29/2019	1,016
				2,028
	Steel (0.3%)
500	ArcelorMittal	6.13	6/01/2018	522
500	ArcelorMittal	5.13	6/01/2020	523
				1,045
	Total Materials			3,073
	Real Estate (0.8%)
	Real Estate Services (0.5%)
2,000	Prologis (a)	4.88	2/15/2020	2,084
	REITs - Retail (0.3%)
1,000	Scentre Group Trust (a)	2.38	11/05/2019	1,004
	Total Real Estate			3,088
	Total Eurodollar and Yankee Obligations (cost: $53,982)			54,131
	ASSET-BACKED SECURITIES (13.1%)
	Financials (13.1%)
	Asset-Backed Financing (13.1%)
135	AmeriCredit Automobile Receivables Trust	1.57	1/08/2019	136
2,600	AmeriCredit Automobile Receivables Trust	3.13	10/08/2020	2,635
30	ARI Fleet Lease Trust (a)	0.81	11/15/2022	30
1,017	Avis Budget Rental Car Funding AESOP, LLC
	(a)	4.00	5/21/2018	1,018
1,000	Avis Budget Rental Car Funding AESOP, LLC
	(a)	3.75	7/20/2020	1,007
1,480	California Republic Auto Receivables Trust	1.57	12/16/2019	1,481
2,200	California Republic Auto Receivables Trust	2.30	12/16/2019	2,214
1,000	California Republic Auto Receivables Trust	2.34	4/15/2020	1,007
1,350	CarMax Auto Owner Trust	2.17	10/15/2020	1,352
1,080	CIT Equipment Collateral (a)	1.50	10/21/2019	1,081
1,295	CIT Equipment Collateral (a)	2.15	2/20/2020	1,294

5 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,000	CNH Equipment Trust	1.61%	5/17/2021	$1,001
634	Credit Acceptance Auto Loan Trust (a)	1.88	3/15/2022	635
1,675	Dell Equipment Finance Trust (a)	2.75	9/22/2020	1,682
1,223	Enterprise Fleet Financing, LLC (a)	1.05	3/20/2020	1,222
2,000	Enterprise Fleet Financing, LLC (a)	2.04	2/22/2022	1,986
288	First Investors Auto Owner Trust (a)	2.26	3/15/2019	288
2,000	GE Capital Credit Card Master Note Trust	1.36	8/17/2020	2,002
1,000	Great America Leasing Receivables (a)	2.06	6/22/2020	998
1,000	Great America Leasing Receivables (a)	2.36	1/20/2023	998
1,000	Hertz Fleet Lease Funding, LP (a)	2.86 (b)	12/10/2027	998
2,000	Hertz Fleet Lease Funding, LP (a)	1.96 (b)	4/10/2030	2,009
1,500	Huntington Auto Trust "B"	1.95	6/15/2021	1,501
1,420	Huntington Auto Trust "C"	2.15	6/15/2021	1,424
2,000	Master Credit Card Trust "A" (a)	2.26	7/21/2021	2,013
2	MMAF Equipment Finance, LLC (a)	1.35	10/10/2018	2
749	Prestige Auto Receivables Trust (a)	1.52	4/15/2020	749
2,000	Prestige Auto Receivables Trust (a)	2.40	4/15/2021	2,009
1,000	Prestige Auto Receivables Trust (a)	3.05	4/15/2021	1,005
2,526	Santander Drive Auto Receivables Trust	2.91	4/15/2020	2,553
1,000	Santander Drive Auto Receivables Trust	2.74	12/15/2021	1,007
1,000	Securitized Term Auto Receivables Trust (a)	1.89	8/25/2020	998
2,000	Securitized Term Auto Receivables Trust (a)	1.52	3/25/2020	1,990
1,385	TCF Auto Receivables Owner Trust (a)	1.49	12/16/2019	1,384
2,000	TCF Auto Receivables Owner Trust (a)	2.55	4/15/2021	2,011
1,000	Volvo Financial Equipment, LLC (a)	1.92	3/15/2021	1,002
1,000	Wheels SPV, LLC (a)	1.59	5/20/2025	1,000
2,000	Wheels SPV, LLC (a)	1.87	5/20/2025	1,996
				49,718
	Total Financials			49,718
	Total Asset-Backed Securities (cost: $49,651)			49,718
	COLLATERALIZED LOAN OBLIGATIONS (2.1%)
	Financials (2.1%)
1,000	Annisa Ltd. (a)	2.58 (b)	7/20/2028	1,003
1,176	Babson Ltd. (a)	2.28 (b)	5/15/2023	1,178
2,000	Cent, LP (a)	2.34 (b)	1/30/2025	2,002
1,622	Marine Park Ltd. (a)	2.33 (b)	5/18/2023	1,623
2,000	Neuberger Berman Ltd. (a)	2.47 (b)	4/15/2026	2,001
	Total Financials			7,807
	Total Collateralized Loan Obligations (cost: $7,799)			7,807
	COMMERCIAL MORTGAGE SECURITIES (10.0%)
	Financials (10.0%)
	Commercial Mortgage-Backed Securities (9.6%)
145	Banc of America Commercial Mortgage, Inc.	4.73	7/10/2043	145
1,336	Banc of America Commercial Mortgage, Inc.	6.23	2/10/2051	1,357
2,000	Banc of America Commercial Mortgage, Inc.	6.27	2/10/2051	2,057
1,500	Banc of America Merrill Lynch Commercial
	Mortgage Securities Trust (a)	1.71	6/15/2028	1,501
1,500	Banc of America Merrill Lynch Commercial
	Mortgage Securities Trust (a)	2.01	6/15/2028	1,475
898	Barclays Commercial Mortgage Securities, LLC
	(a)	2.02	2/15/2028	900
2,000	Barclays Commercial Mortgage Securities, LLC
	(a)	2.51	2/15/2028	1,977
1,545	CGBAM Commercial Mortgage Trust	3.21	4/10/2028	1,562
1,700	Commercial Mortgage Trust (a)	2.48	2/13/2032	1,710
1,123	Commercial Mortgage Trust	1.28	8/10/2046	1,120
2,800	FREMF Mortgage Trust (a)	5.00	12/25/2046	2,997

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$848	Greenwich Capital Commercial Funding Corp.	5.73%	7/10/2038	$848
234	GS Mortgage Securities Trust	1.21	7/10/2046	234
1,119	GS Mortgage Securities Trust	1.51	9/10/2047	1,114
2,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	1.81	10/15/2029	2,001
3,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	2.31	10/15/2029	3,009
288	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	2.66	12/15/2030	289
39	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.12	7/15/2041	39
912	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	3.62	11/15/2043	922
868	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (a)	4.39	2/15/2046	887
51	LB-UBS Commercial Mortgage Trust	4.57	1/15/2031	51
1,000	LSTAR Commercial Mortgage Trust (a)	2.42	3/10/2050	1,001
1,722	Morgan Stanley-BAML Trust	1.55	8/15/2047	1,719
3,375	SCG Trust (a)	2.56	11/15/2026	3,370
3,000	Wells Fargo Commercial Mortgage Trust (a)	1.94	2/15/2027	3,007
1,000	Wells Fargo Commercial Mortgage Trust (a)	2.26	2/15/2027	1,004
				36,296
	Interest-Only Commercial Mortgage-Backed Securities (0.4%)
9,509	Fannie Mae (+) (e)	2.10	12/25/2019	228
5,283	Freddie Mac (+) (e)	1.00	4/25/2017	1
4,635	Freddie Mac (+) (e)	3.00	1/25/2019	152
5,540	Freddie Mac (+) (e)	1.00	11/25/2019	150
27,660	GS Mortgage Securities Trust (a),(f)	0.68	3/10/2044	598
11,332	JPMBB Commercial Mortgage Securities Trust
	(f)	1.00	4/15/2047	387
				1,516
	Total Financials			37,812
	Total Commercial Mortgage Securities (cost: $37,477)			37,812

MUNICIPAL BONDS (1.8%)

General Obligation (1.4%)

2,000	Clintondale Community School County of
	Macomb (g)	2.61	5/01/2021	2,021
2,000	Scranton School District (a)	3.13	12/01/2025	2,007
1,250	Town of Stratford	2.49	8/15/2017	1,256
				5,284
	Sales Tax (0.3%)
1,000	Arizona School Facilities Board	2.08	9/01/2018	1,009
	Toll Roads (0.1%)
500	Tampa-Hillsborough County Expressway Auth.	1.79	7/01/2017	500
	Total Municipal Bonds (cost: $6,750)			6,793
	Total Bonds (cost: $282,770)			284,430

7 | USAA Ultra Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (25.3%)

COMMERCIAL PAPER (9.6%)

Consumer Discretionary (2.6%)

Automobile Manufacturers (1.3%)

$2,000	Hyundai Capital America	(a),(h)	1.05%	4/06/2017	$2,000
1,000	Hyundai Capital America	(a),(h)	1.18	4/12/2017	1,000
1,000	Hyundai Capital America	(a),(h)	1.21	4/19/2017	999
1,000	Hyundai Capital America	(a),(h)	1.20	4/20/2017	999
					4,998
	Automotive Retail (1.3%)
1,000	Autozone, Inc. (a),(h)		1.15	4/03/2017	1,000
2,000	Autozone, Inc. (a),(h)		1.15	4/05/2017	2,000
2,000	Autozone, Inc. (a),(h)		1.15	4/19/2017	1,999
					4,999
	Total Consumer Discretionary				9,997
	Consumer Staples (0.3%)
	Drug Retail (0.3%)
1,000	CVS Health Corp. (a),(h)		1.23	4/17/2017	1,000
	Energy (0.8%)
	Oil & Gas Refining & Marketing (0.8%)
3,000	Motiva Enterprises, LLC	(h)	1.22	4/03/2017	3,000
	Financials (4.6%)
	Asset-Backed Financing (4.6%)
2,000	Gotham Funding Corp. (a),(h)		0.98	4/20/2017	1,999
2,000	Gotham Funding Corp. (a),(h)		0.96	4/21/2017	1,999
2,000	LMA Americas, LLC (a),(h)		1.00	4/13/2017	2,000
2,000	Manhattan Asset Funding Co., LLC (a),(h)		0.98	4/17/2017	1,999
2,000	Old Line Funding, LLC (a),(h)		0.92	4/18/2017	1,999
1,500	Ridgefield Funding Co., LLC	(a),(h)	1.08	5/08/2017	1,498
2,000	Ridgefield Funding Co., LLC	(a),(h)	1.05	5/09/2017	1,998
2,000	Victory Receivables Corp. (a),(h)		0.98	4/12/2017	2,000
2,000	Victory Receivables Corp. (a),(h)		1.00	4/24/2017	1,999
					17,491
	Total Financials				17,491
	Materials (1.3%)
	Commodity Chemicals (0.3%)
1,000	LyondellBasell Investment, LLC (a),(h)		1.10	4/07/2017	1,000
	Diversified Chemicals (1.0%)
1,000	E.I. du Pont de Nemours and Co. (a),(h)		1.02	4/04/2017	1,000
3,000	E.I. du Pont de Nemours and Co. (a),(h)		1.05	4/10/2017	2,999
					3,999
	Total Materials				4,999
	Total Commercial Paper				36,487

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	VARIABLE-RATE DEMAND NOTES (12.9%)
	Consumer Discretionary (0.9%)
	Automotive Retail (0.9%)
$3,355	Athens-Clarke County IDA (LOC - SunTrust
	Bank)	1.02%	12/01/2024	$3,355
	Energy (1.7%)
	Oil & Gas Refining & Marketing (1.7%)
1,000	Port of Port Arthur Navigation District	1.16	12/01/2039	1,000
1,700	Port of Port Arthur Navigation District	1.16	11/01/2040	1,700
3,800	Port of Port Arthur Navigation District	1.15	11/01/2040	3,800
				6,500
	Total Energy			6,500
	Industrials (1.2%)
	Airport Services (1.2%)
4,350	Metropolitan Nashville Airport Auth. (LOC -
	Regions Bank)	2.12	4/01/2030	4,350
	Materials (1.9%)
	Steel (1.9%)
2,700	Blytheville	1.10	6/01/2028	2,700
4,325	Indiana Finance Auth. (LOC - Banco Bilbao
	Vizcaya Argentaria S.A.)	1.10	8/01/2030	4,325
				7,025
	Total Materials			7,025
	Municipal Bonds (3.1%)
	Appropriated Debt (1.3%)
5,015	Pittsburgh & Allegheny County Sports &
	Exhibition Auth. (INS) (LIQ)	1.08	11/01/2039	5,015
	Electric/Gas Utilities (1.3%)
5,000	Columbia IDB	0.96	12/01/2037	5,000
	Multifamily Housing (0.5%)
915	Albany Housing Auth. (LOC - Citizens Financial
	Group)	1.12	12/01/2025	915
920	Gwinnett County Housing Auth. (LOC -
	SunTrust Bank)	1.10	3/01/2041	920
				1,835
	Total Municipal Bonds			11,850
	Real Estate (1.0%)
	Real Estate Operating Companies (1.0%)
3,800	MOBR-04, LLC (LOC - Compass Bank)	2.10	9/01/2024	3,800
	Utilities (3.1%)
	Electric Utilities (3.1%)
5,000	Indiana Dev. Finance Auth.	1.05	12/01/2038	5,000
6,900	Jacksonville	0.89	5/01/2029	6,900
				11,900
	Total Utilities			11,900
	Total Variable-Rate Demand Notes			48,780

9 | USAA Ultra Short-Term Bond Fund

Market
Number	Value
of Shares Security	(000)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.8%)

10,676,995 State Street Institutional Treasury Money Market Fund Premier Class, 0.53% (i)					$10,677
Total Money Market Instruments (cost: $	95,942)				95,944
Total Investments (cost: $378,712)					$380,374
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Bonds:
Corporate Obligations $	— $	128,169	$	— $	128,169
Eurodollar and Yankee Obligations	—	54,131		—	54,131
Asset-Backed Securities	—	49,718		—	49,718
Collateralized Loan Obligations	—	7,807		—	7,807
Commercial Mortgage Securities	—	37,812		—	37,812
Municipal Bonds	—	6,793		—	6,793
Money Market Instruments:
Commercial Paper	—	36,487		—	36,487
Variable-Rate Demand Notes	—	48,780		—	48,780
Government & U.S. Treasury Money Market
Funds	10,677	—		—	10,677
Total	$10,677	$369,697	$	— $	380,374

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of January 1, 2017, through March 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

March 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Ultra Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Ultra Short-Term Bond Fund Shares (Fund Shares), Ultra Short-Term Bond Fund Institutional Shares (Institutional Shares), and effective March 1, 2017, Ultra Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

11 | USAA Ultra Short-Term Bond Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Investments in open-end investment companies, commingled, or other funds, other than exchange-traded funds (ETFs), are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the

Notes to Portfolio of Investments | 12

measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D.As of March 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of March 31, 2017, were

$1,959,000 and $297,000, respectively, resulting in net unrealized appreciation of $1,662,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $379,709,000 at March 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.9% of net assets at March 31, 2017.

F.Upcoming Regulatory Matters – In October 2016, the U.S Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amends Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

13 | USAA Ultra Short-Term Bond Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager is currently evaluating the impact these rules and amendments will have on the financial statements and other disclosures. The compliance date for the amendments to Regulation S-X is August 1, 2017, with other staggered compliance dates extending through December 2018.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment

Notes to Portfolio of Investments | 14

penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
REIT	Real estate investment trust

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by Assured Guaranty Municipal
Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from PNC Financial
Services Group.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at March 31, 2017.

15 | USAA Ultra Short-Term Bond Fund

(c)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e)At March 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f)Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(g)Security deemed illiquid by the Manager, under guidelines approved by the Board. The aggregate market value of these securities at March 31, 2017, was $985,000, which represented 0.3% of the Fund's net assets.

(h)At March 31, 2017, the aggregate market value of securities purchased on a delayed- delivery basis was $2,021,000.

(i)Rate represents the money market fund annualized seven-day yield at March 31, 2017.

Notes to Portfolio of Investments | 16

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2017

By:	/S/ DANIEL J. MAVICO
--------------------------------------------------------------
Signature and Title: Daniel J. Mavico, Assistant Secretary
Date:	05/24/2017
-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	05/26/2017
------------------------------
By:	/S/ ROBERTO GALINDO, JR.
-----------------------------------------------------
Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	05/26/2017
------------------------------